       As filed with the Securities and Exchange Commission on February 28, 2001
                                                       Registration Nos.33-25716
                                                                        811-5697
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                        --------------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.
                  ----------

                       X    Post Effective Amendment No. 25
                  ----------

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT TO COMPANY ACT OF 1940

                       X      Amendment No. 27
                  ----------

                             THE CHAPMAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                        401 East Pratt Street, Suite 2800
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (800)  752-1013 copy to:
     Nathan A. Chapman, Jr., President         Elizabeth R. Hughes, Esq.
     The Chapman Funds, Inc.                   Michael W. Conron, Esq.
     401 East Pratt Street,  Suite 2800        Venable, Baetjer and Howard, LLP
     Baltimore, Maryland  21202                Two Hopkins Plaza,  Suite 1800
     ---------------------------------         Baltimore, Maryland  21201
                                               ---------------------------------

     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)

     [x] on February 28, 2001 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a) (1)

     [ ] on [date] pursuant to paragraph (a) (1)

     [ ] 75 days after filing pursuant to paragraph (a) (2)

     [ ] on [date] pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of securities under the Securities Act of 1933, as amended, pursuant to Section (a) (1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 2000 was filed with Securities and Exchange Commission on January 26, 2001.

                              [CHAPMAN FUNDS LOGO]

                              The Chapman Funds, Inc.
                                   Prospectus
                               February 28, 2001

                                DEM EQUITY FUND
                                INVESTOR SHARES

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark- are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-, and DEM Equity-TM- are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                               TABLE OF CONTENTS

OVERVIEW OF DEM EQUITY FUND.......................   3

PERFORMANCE INFORMATION...........................   4

INVESTMENT PROGRAM................................   7

FINANCIAL HIGHLIGHTS..............................  12

YOUR ACCOUNT......................................  12

DISTRUBUTIONS AND TAXES...........................  17

MANAGEMENT........................................  18

WHY READING THIS PROSPECTUS IS IMPORTANT

    This prospectus explains the objectives, risks and strategies of the DEM Equity Fund. Reading the prospectus will help you to decide if the DEM Equity Fund is the right investment for you. We suggest that you keep it for future reference.

                          OVERVIEW OF DEM EQUITY FUND

    The following summarizes key features of the DEM Equity Fund.

INVESTMENT OBJECTIVE/GOAL

    The fund seeks aggressive long-term growth through capital appreciation. Although the fund considers both capital appreciation and income when selecting investments, it places primary emphasis on capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

    The fund invests pursuant to the Domestic Emerging Markets, or DEM, Strategy in companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories and that it believes are best positioned for growth. We refer to these companies as DEM companies. The universe of DEM companies includes approximately 200 companies with market capitalizations that range from micro-cap to large-cap; however, DEM companies are predominantly small-cap and micro-cap companies. The fund selects its investments based on its growth objective and its experience and familiarity with this limited universe of companies without regard to market capitalization. Accordingly, the median or average market capitalization of the companies the fund includes in its portfolio can be expected to vary and may not reflect the average or median market capitalization of the universe of DEM companies.

    We believe that DEM companies have not historically received the attention of mainstream securities analysts and investment advisors. We also believe that the DEM segment includes many companies whose growth potential is not fully represented in the prices of their securities.

    The Chapman Co., our distributor, has identified approximately 200 DEM companies. We call this group of DEM companies the DEM Universe. In determining whether a specific company is "controlled" by African Americans, Asian Americans, Hispanic Americans or women, and therefore, in the DEM Universe, the following criteria, called the DEM Profile, are used, each of which must be met:

    - At least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups

    - At least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

PRINCIPAL RISKS--YOU MAY LOSE MONEY

    The fund's share price can fall due a downturn in the general market, a particular industry, or the specific holdings of the fund. The general market can decline due to changes in the attitudes of investors, political or economic developments here or abroad or heavy institutional selling. The perception of an industry or specific company may change due to disappointing earnings or changes in the competitive environment. Further, our assessment of companies held in the fund may be wrong. Also, our investment approach may not gain the confidence of the investing public, with the result that our fund underperforms other types of stock funds. As a non-diversified portfolio, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

    The DEM Universe is predominantly small-cap and micro-cap companies. Investing in small-cap and micro-cap companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited products and services to offer, smaller markets or fewer financial resources, and less depth of management. Such companies seldom pay significant dividends that sustain returns in a falling market. Stocks of small companies may also have a less liquid market and may not be well known to the investing public, securities analysts and institutional investors. These stocks can have steep price declines if their earnings disappoint investors. Because these factors will affect the fund's portfolio, the fund may be more volatile than other stock mutual funds.

    In determining whether to invest in the fund, you should consider your investment goals, your time horizon for achieving them, and your tolerance for the inherent risk of stock investments. If you seek aggressive capital growth over a long period and are comfortable with the fund's high-risk profile, the fund might be appropriate for the high-risk portion of your portfolio. The fund should not represent your complete investment program or be used for short-term trading purposes. Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

NON-DIVERSIFIED STATUS

    The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified fund, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

                            PERFORMANCE INFORMATION

    The bar chart shows the fund's Investor Shares actual performance during the calendar years ended December 31, 1999 and 2000, its only complete calendar years since inception. The fund's shares are sold subject to a sales load that is not reflected in the bar chart. In addition, an expense limitation was in effect during the periods presented. If the sales load was reflected in the bar chart, or if the expense limitation had not been in effect, returns would be less than those shown. The fund can experience short-term performance swings, as shown below by the best and worst calendar quarter returns during the years depicted in the bar chart. Of course, the fund's past performance is no guarantee of its future returns.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DEM EQUITY FUND INVESTOR SHARES
1999                             113.61%
2000                             -29.84%

                                           QUARTER        TOTAL
                                            ENDED         RETURN
                                          ----------  --------------
Best Quarter                              12/31/1999           81.68%
Worst Quarter                             12/31/2000          -29.96%

    In the following table, the fund's Investor Shares average annual total returns for the 1-year period and from inception through December 31, 2000 are compared with the Russell 2000 Growth Index, which represents the broad market of small capitalization stocks. The information set forth below and in the bar chart above provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns for the periods presented compare with those of a broad measure of market performance.

                        DEM EQUITY FUND INVESTOR SHARES
                                  TOTAL RETURN

                                                   FOR THE PERIOD ENDED
                                                   DECEMBER 31, 2000(1)
                                          --------------------------------------
                                                           AVERAGE ANNUAL RETURN
                                              1 YEAR        SINCE INCEPTION(2)
                                          ---------------  ---------------------
Investor Shares                                   -33.17%             14.86%
Russell 2000 Growth Index                         -22.44%              0.73%

(1)  Returns include 4.75% sales charge.
(2)  Inception April 8, 1998

FEES AND EXPENSES

    The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund. The expenses shown and fees set forth in the table are for the fiscal year ended October 31, 2000.

                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).............   4.75%
Maximum Deferred Sales Charge (Load)..............    -0-%
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions...............    -0-%
Redemption Fee(1).................................    -0-%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)
  Management Fee..................................    .90%
  Distribution (12b-1) Fee(2).....................    .75%
  Other expenses(3)...............................   1.55%
Total Annual Fund Operating Expenses(3)...........   3.20%
Expense Reimbursement(3)..........................  (1.20)%
Net Expenses......................................   2.00%

------------------------

  1  The fund imposes a $9.00 charge only on redemptions by wire transfer.
  2 The Chapman Co., the fund's distributor, receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the fund attributable to the Investor Shares offered by this Prospectus. The Chapman Co. has voluntarily limited such fee to an aggregate of .50% (up to .25% stockholder service fee and .25% distribution fee) of average daily assets. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond October 31, 2001.
  3 CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 2.00% of average daily net assets effective March 17, 2000 until at least December 31, 2010. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2010.

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

1 Year*...........................................  $ 668
3 Years*..........................................  $1,073
5 Years*..........................................  $1,502
10 Years*.........................................  $2,692

------------------------

  * CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Investor Shares to 2.00% of average daily net assets until at least December 31, 2010.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                               INVESTMENT PROGRAM

    The section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL STRATEGY

    The fund seeks aggressive long-term growth through capital appreciation. Although the fund considers both capital appreciation and income when selecting investments, it places primary emphasis on capital appreciation. The fund may change its investment objectives without shareholder approval.

    The fund invests in DEM companies that it believes are best positioned for growth based on the investment advisor's experience with the limited universe of DEM companies. The market capitalizations of DEM companies range from micro-cap to large-cap; however, DEM companies are predominantly small-cap and micro-cap companies.

    Under normal circumstances the fund will invest at least 65% of the value of its total assets in common stock of DEM companies. For temporary defensive purposes, the fund may invest some or all of its assets in the securities of non-DEM companies that otherwise meet the fund's investment objectives, hold cash or invest in investment grade debt securities.

    While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933.

    The fund may also invest up to 10% of its assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

OTHER INVESTMENT PRACTICES

    BORROWING MONEY AND PLEDGING ASSETS

    The fund can borrow up to 33 1/3% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33 1/3% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid in full by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    OPTIONS

    Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

    The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the fund may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

    Options may not always be successful hedges and their prices can be highly volatile.

    SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

RISK FACTORS

    INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM SINCE IT INVOLVES THE GREATER MARKET RISKS INHERENT IN SEEKING HIGHER RETURNS AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

    MARKET RISK

    The fund may experience market risk. Market risk is the risk that a particular stock in a fund's portfolio, the portfolio itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

    - General stock market movements

    - Changes in the financial condition of an issuer or an industry

    - Changes in perceptions about an issuer or an industry

    - Interest rates and inflation

    - Governmental policies and litigation

    - Purchases and sales of securities by a fund

    GROWTH-ORIENTED INVESTING

    Because the DEM strategy involves investment in growth-oriented companies, the volatility of a fund following the DEM strategy may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore, you may lose money over short or even long periods.

    EMERGING MICRO-CAP AND SMALL-CAP COMPANIES

    Because the DEM strategy involves substantial investments in securities of emerging small-cap and micro-cap companies, you should be aware that investing in such companies involves greater risk than is customarily associated with more established companies. As compared to securities of larger companies, securities of emerging small-cap and micro-cap companies may:

    - Be subject to more abrupt or erratic price movements

    - Have limited product lines and lack established markets for products and services

    - Have more limited financial resources

    - Have less depth of management experience

    Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. In addition, micro- and small-capitalization companies may not be well known to the investing public or securities analysts, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Because the capitalizations of micro-capitalization companies are even smaller than the capitalizations of small-capitalization companies, the risks described above can be expected to be highly volatile and very risky.

    OPTIONS RISK

    The fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of options in respect of specific securities in which it may invest. The principal reason for writing options is to realize, through the receipt of premiums, a greater return than would be realized on portfolio securities alone. The use of options involves certain investment risks and transaction costs. These risks include: dependence on the ability of CCM to predict movements in the prices of individual securities, fluctuations in the securities markets in general and movements in interest rates; imperfect correlation between movements in the price of options and movements in the price of the security or securities hedged or used for cover; the fact that skills and techniques needed to trade options are different from those needed to select securities in which the fund invests; and lack of assurance that a liquid secondary market will exist for any particular option at any particular time.

    DERIVATIVE RISK

    The fund may hold derivative securities to hedge or enhance a particular type of exposure, such as to rising or falling interest rates. Since some derivatives are unusually volatile, a small position can cause a significant loss.

    LEVERAGE RISK

    The fund may borrow to invest in additional securities. The use of borrowings may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case. To reduce these risks, the fund will limit its borrowings to 33% of the value of the fund's total assets. If the fund's asset coverage for borrowings falls below 300%, the fund will take prompt action to reduce its borrowings. The fund may also borrow an additional 5% of its total assets without regard to the limitation for bank borrowings.

    LIQUIDITY RISK

    Because the fund is permitted to invest up to 15% of its net assets in illiquid securities, the fund is subject to liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and price that the fund would like. Illiquid securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Illiquid securities may involve a high degree of business and financial risk and may result in substantial losses. These securities are less liquid than publicly traded securities, and the fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Therefore the fund may have to accept a lower price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management and performance.

    POTENTIAL CONFLICT OF INTEREST

    The fund may utilize its distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, and broker-dealer affiliates of sub-advisors of its affiliated portfolios in connection with the purchase or sale of portfolio securities in certain circumstances. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of The Chapman Funds, Inc., is also the President and Chairman of the Board of Directors of eChapman.com, Inc. and its indirect wholly-owned subsidiaries, The Chapman Co. and CCM. Mr. Chapman owns a majority of the outstanding voting securities of eChapman.com, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the fund's behalf by The Chapman Co. Similar potential conflicts of interest may arise with respect to the use of affiliates of sub-advisors of affiliated portfolios of the fund for the purchase or sale of portfolio securities. The Board of Directors has adopted procedures in compliance with the 1940 Act to address such potential conflicts. Furthermore, at least a majority of the members of Board of Directors of The Chapman
Funds, Inc. must be disinterested under the 1940 Act.

PORTFOLIO TURNOVER

    The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund will purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's annual portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains which will adversely affect the fund's performance. The fund experienced a portfolio turnover rate of 31.0% for the fiscal year ended October 31, 2000.

                              FINANCIAL HIGHLIGHTS

    The Financial Highlights table set forth below is intended to help you understand the financial performance of the DEM Equity Fund Investor Shares since its commencement of operations. Certain information reflects financial results for a single fund share. The total returns in the table represents the return that an investor would have earned or lost on an investment in the fund (assuming reinvestment of dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                     FOR THE YEAR ENDED
                                        OCTOBER 31,      APRIL 8, 1998(1)
                                     ------------------      THROUGH
                                       2000      1999    OCTOBER 31, 1998
                                     --------  --------  ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period.........................   $20.29    $11.58        $14.29
                                      ------    ------        ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment loss(2)...........     (.45)     (.45)         (.29)
  Net realized and unrealized gain
    (loss) on investments..........     8.91      9.16         (2.42)
                                      ------    ------        ------
  Total from investment
    operations.....................     8.46      8.71         (2.71)
                                      ------    ------        ------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income.......     (-0-)     (-0-)         (-0-)
  From net realized gains on
    investments....................     (-0-)     (-0-)         (-0-)
                                      ------    ------        ------
  Total distributions..............     (-0-)     (-0-)         (-0-)
                                      ------    ------        ------
  Net asset value, end of period...   $28.75    $20.29        $11.58
                                      ======    ======        ======
TOTAL RETURN(3)....................    41.69%    75.21%       (18.96)%
RATIOS TO AVERAGE NET ASSETS:
    Expenses (net of
      reimbursement/waiver)........     2.59%     3.25%         4.55%
    Expenses prior to
      reimbursement/waiver.........     3.20%     3.50%         4.80%
    Net investment loss............    (1.47)%   (2.90)%       (4.31)%
SUPPLEMENTAL DATA:
    Net Assets, end of period (000
      omitted).....................   $  981    $  421        $   45
    Portfolio turnover rate........       31%       17%           18%

------------------------

  1 Commencement of operations. Ratios have been annualized and total return has not been annualized.
  2 Net investment loss per share was calculated using the average shares method.
  3 Total Return represents the return that an investor would have earned or lost on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). It excludes the effect of sales load.

                                  YOUR ACCOUNT

PURCHASING SHARES

    You may purchase shares of the fund by mail, by telephone, by bank wire, by automatic investment from your bank account or through your broker-dealer or bank. The fund requires a minimum initial investment of $25, and minimum subsequent investments of $25. The fund reserves the right to vary its initial investment minimum and minimums for subsequent investments at any time.

    In addition, you may also purchase shares by exchanging shares of one DEM fund for shares in other DEM funds if the exchange is to an existing account and both accounts are registered in the same name. Exchanges are subject to the $25 minimum investment.

BY MAIL

    To make an initial investment, send your application for the appropriate fund and check to:

        DEM Equity Fund Investor Shares
        c/o PFPC, Inc.
        211 S. Gulph Road
        P.O. Box 61767
        King of Prussia, PA 19406

    To make a subsequent investment in an existing account, send the stub from your account statement and your check (drawn on a U.S. bank and payable in U.S. dollars) to:

        DEM Equity Fund Investor Shares
        c/o PFPC, Inc.
        211 S. Gulph Road
        P.O. Box 61767
        King of Prussia, PA 19406

    Please make your check payable to DEM Equity Fund Investor Shares

BY WIRE

    To make a same day wire investment, call (800) 441-6580 by 12 noon (Eastern
Time).

    The following information will be required to open an account:

    - Name and address for account registration

    - Tax identification number

    - Amount of wire transfer

    - Name of bank

    Call your bank with instructions to transmit funds to:

        Boston Safe Deposit & Trust
        ABA # 011001234
        Credit: DEM Equity Fund Investor Shares
        Account #: 000795
        FBO: (Insert shareholder name and account number)

    Your bank may charge a wire fee.

    To open a new account, you should mail your completed application to The Chapman Funds, Inc.

BY AUTOMATIC INVESTMENT

    You may purchase shares of the fund through our "Automatic Investment Option" by completing the "Automatic Investment Option" section of the investment application. The Automatic Investment Option provides a convenient method by which investors may have monies deducted directly from their checking, savings, or bank money market accounts for investment in the fund. The minimum investment is $25 per month. We will debit the account designated in the specified amount, on the date indicated, and you will receive fund shares credited to your account. You may only designate an account maintained at a domestic financial institution which is an Automated Clearing House member for the Automatic Investment Option. The fund may alter, modify or terminate this Plan at any time.

THROUGH A BROKER-DEALER, BANK OR BANK AND TRUST DEPARTMENT

    To have a broker-dealer, bank or bank and trust department initiate a purchase of shares of the fund, complete the "Investment Dealer Information" section of the investment application. You may purchase investor shares of the DEM Equity Fund under the ticker symbol "DEMEX" through a brokerage account.

    The fund may accept telephone orders from broker-dealers or service organizations that it has previously approved.

    Your broker-dealer, bank or bank and trust department may charge you a fee for this service.

BY EXCHANGE

    To request an exchange of shares of one fund into shares of another fund offered by The Chapman Funds, Inc. call (800) 441-6580 or send a written request to:

        DEM Equity Fund Investor Shares
        c/o PFPC, Inc.
        211 S. Gulph Road
        P.O. Box 61767
        King of Prussia, PA 19406

    NOTE: AN EXCHANGE MUST BE MADE BY MAIL IF A NEW ACCOUNT MUST BE OPENED OR THE ACCOUNTS ARE NOT IDENTICALLY REGISTERED.

    IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES

    - If you exchange shares of one fund for shares of another fund by telephone, we will register the new shares in the same manner as the shares for which they were exchanged.

    - A fund may change or cancel exchange policies at any time, upon 60 days' notice to stockholders and can terminate the telephone exchange privilege at any time.

    - An exchange of shares is treated like a sale of those shares; therefore you may realize capital gain or loss for federal income tax purposes when shares are exchanged.

    - Exchanges will be required to meet the minimum initial investment requirement of each fund.

HOW SALES CHARGES ARE CALCULATED

    Sales charges on purchases of shares of the fund are calculated as follows:

                                              TOTAL SALES LOAD
                                     ----------------------------------
                                                             DEALER'S
                                                            REALLOWANCE
                                     AS A % OF  AS A % OF    AS A % OF
                                     OFFERING      YOUR      OFFERING
AMOUNT OF TRANSACTION                  PRICE    INVESTMENT     PRICE
---------------------                ---------  ----------  -----------
Less than $50,000..................      4.75%      4.97%        4.25%
$50,000 to $99,999.99..............      4.25%      4.46%        3.75%
$100,000 to $249,999.99............      3.75%      3.88%        3.25%
$250,000 to $499,999.99............      3.25%      3.38%        3.00%
$500,000 to $749,999.99............      2.75%      2.81%        2.50%
$750,000 to $999,999.99............      2.25%      2.32%        2.00%
$1,000,000 and above...............      1.25%      1.28%        1.00%

    The sales charge schedule applies to single purchases and to purchases made under a letter of intent and pursuant to the rights of accumulation, both of which are described below. The fund's distributor, The Chapman Co., will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with The Chapman Co. The Chapman Co. may change these dealer concessions from time to time, as well as offer incentives to dealers allowing such dealers to retain an additional portion of the sales load.

SALES CHARGE REDUCTIONS

    There are two ways you can combine multiple purchases of shares of the fund to take advantage of the breakpoints in the sales charge schedule.

    - RIGHT OF ACCUMULATION--lets you add the value of any shares you already own to the amount of your next investment for purposes of calculating the sales charge. You must notify the fund's transfer agent at the time of purchase to qualify for reduced sales loads.

    - LETTER OF INTENT--lets you purchase shares of the fund over a 13-month period and receive the same sales charge as if all the shares of the fund had been purchased at once. A minimum initial purchase of $5,000 of the fund is required.

    To use either of these methods, contact PFPC, Inc. (the fund's transfer agent; "PFPC").

DISTRIBUTION PLAN

    The fund has adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the fund pays The Chapman Co. a stockholder service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fee paid by the fund is detailed in the Fund Expenses sections of this prospectus.

    Because this fee is paid out of the fund's assets on an on-going basis, over time, this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

REDEEMING SHARES

    You may redeem your shares at any time by mail, by telephone or by wire instructions (which must include the stockholder's name and account number.)

    You may also redeem your shares through certain brokers, financial institutions or service organizations, banks and bank and trust departments. These third parties may charge you a transaction fee or other fee for their services at the time of redemption.

    HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

    If PFPC receives your request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to you by mail or by wire. There is a $9.00 charge for redemptions by wire, which will be deducted from your redemption proceeds.

    Under certain circumstances and when deemed by a fund to be in its best interest, PFPC may not send you your proceeds for up to seven days after they receive your sale or exchange request.

    If you redeem shares that you just purchased and paid for by check, PFPC will process your redemption request but will generally delay sending you the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

    REDEMPTIONS OVER $250,000

    Large sales can adversely affect the ability of a fund to implement its investment strategies by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem more than $250,000, or your sale amounts to more than 1% of net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from its portfolio.

KEEPING YOUR ACCOUNT OPEN

    Due to the relatively high cost to the fund of maintaining small accounts, we ask you to maintain an account balance of at least $25. If your account balance is below $25, we have the right to close your account after giving you 60 days in which to increase your balance.

HOW AND WHEN SHARES ARE PRICED

    The share price (also called "net asset value" or "NAV") for the fund is generally calculated at 4 p.m. (Eastern Time) each day the New York Stock Exchange is open for business. To calculate the NAV of the investor shares, the investor shares' pro rata share of fund assets is valued and totaled, the investor shares' pro rata share of fund liabilities is subtracted, and the balance, called net assets, is divided by the number of investor shares outstanding. In general, the fund's assets are valued at their market price.

HOW YOUR PURCHASE OR REDEMPTION PRICE IS DETERMINED

    If PFPC receives your request to purchase, redeem or exchange shares in the fund in the correct form by 4 p.m. (Eastern Time) we will price your transaction at that day's NAV. If PFPC receives your request after 4 p.m., we will price your transaction at the next business day's NAV.

    NOTE: THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED AND THE TIME UNTIL WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NEW YORK STOCK EXCHANGE CLOSES AT A TIME OTHER THAN 4 P.M.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

    Dividend distributions are reinvested in additional fund shares in your account unless you select another option on your investment application. The advantage of reinvesting distributions arises from compounding, that is, you receive income dividends and capital gain distributions on a rising number of shares.

    - The fund calculates its dividends, if any, from its net investment income. Net investment income includes interest accrued and dividends earned on the fund's portfolio securities for the applicable period less applicable expenses.

    - The fund declares dividends, if any, from its net investment income quarterly.

    - The fund distributes net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

    - Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

    You need to be aware of the possible tax consequences when:

    - You redeem fund shares, including an exchange from one fund to another.

    - The fund makes a distribution to your account.

    TAXES ON REDEMPTIONS

    When you redeem shares in the fund, you may realize a gain or loss. An exchange from the fund to another fund is still a redemption for tax purposes.

    After the end of the calendar year, if you redeemed shares in the fund during the year we will send you a Form 1099-B indicating the date and amount of each redemption made in the fund during the prior year. We will also report this information to the IRS.

    TAXES ON DISTRIBUTIONS

    Distributions are taxable whether reinvested in additional shares or received in cash. Distributions from the fund's long-term capital gains may qualify as capital gains and may be taxed at preferential income tax rates. Dividends from other sources are generally taxed as ordinary income.

    After the end of the calendar year, we will send you a Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. We will also report this information to the IRS. Distributions made by the fund are generally taxable to you for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.

                                   MANAGEMENT

THE INVESTMENT ADVISOR

    Chapman Capital Management, Inc., CCM, serves as the investment advisor to the fund pursuant to an advisory and administrative services agreement with the fund. CCM was established in 1988 and is located at the World Trade Center--Baltimore, Suite 2800, 401 East Pratt Street, Baltimore, Maryland 21202.

    CCM has been an investment advisor since 1988. CCM served as the investment advisor of DEM, Inc., a closed-end company that invested in DEM securities from 1995 until its dissolution in 1998, and currently serves as the investment advisor for the DEM Index Fund, the DEM Multi-Manager Equity Fund, the DEM Multi-Manager Bond Fund, The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund. The DEM Index Fund, the DEM Multi-Manager Equity Fund, the DEM Multi-Manager Bond Fund and The Chapman Institutional Cash Management Fund are not currently active. In addition, CCM serves as portfolio manager to a private fund and private accounts. As of December 31, 2000, CCM had approximately $620 million in assets under management.

    CCM provides investment advice to the fund and, in general, conducts the management and investment programs of the fund in accordance with the fund's investment objectives, policies and restrictions.

THE MANAGEMENT FEE

    The fund pays CCM an annual advisory fee and administration fee, based on the following percentage of the fund's average daily net assets:

                                          ADVISORY  ADMINISTRATION
                                          --------  --------------
DEM Equity Fund.........................     .90%          .15%

PORTFOLIO MANAGEMENT

    Nathan A. Chapman, Jr. has been the president of CCM since 1988 and is primarily responsible for the management of the fund's assets.

    Mr. Chapman has served as President and Chairman of the Board of Directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co., the fund's distributor, in 1987 and has been its President since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. Since 1999, Mr. Chapman has also served as President and Chairman of the Board of Directors of eChapman.com, Inc. an Internet portal designed for the DEM community. As Mr. Chapman is the president of an investment banking firm, asset management firm and Internet portal, he does not devote his full time to the management of the fund's portfolio.

LEGAL PROCEEDINGS

    CCM and The Chapman Co. are involved from time to time in various legal proceedings and claims incident to the normal conduct of their businesses. CCM and The Chapman Co. believe that such legal proceedings and claims, individually and in the aggregate, are not likely to have a material adverse effect on the fund or the ability of CCM and The Chapman Co. to perform their obligations under their respective agreements with the fund.

DISTRIBUTION

    The Chapman Co., an affiliated broker-dealer of CCM and the fund, distributes (sells) shares of the fund.

BROKERAGE

    In placing portfolio trades, CCM may use The Chapman Co., but only when CCM believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

STOCKHOLDER SERVICES

    PFPC serves as the fund's transfer and dividend paying agent and accounting agent and provides stockholder services, including record-keeping, stockholder statements, distribution of dividends and processing of purchase and redemption requests. Stockholder inquiries should be addressed to:

                                   PFPC, Inc.
                               211 S. Gulph Road
                                 P.O. Box 61767
                           King of Prussia, PA 19406.
                                 (800) 441-6580

CUSTODIAN

    UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as the custodian for the fund's portfolio securities.

INSTITUTIONAL SHARES

    The fund offers a separate class of shares, Institutional Shares, to institutional investors through a separate prospectus. Individual investors may purchase Institutional Shares only through institutional stockholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries. Investor Shares, offered by this prospectus, and Institutional Shares represent equal pro rata interests in the fund's common investment portfolio and calculate net asset value and performance quotations in the same manner. However, Institutional Shares are sold without a sales load and may have different sales charges and other expenses, which can be expected to affect performance. Both classes will share proportionately in the investment income and expenses of the fund, except that the per share dividends of Investor Shares will differ from the per share dividends of Institutional Shares as a result of additional distribution expenses applicable to Investor Shares. Investor Shares and Institutional Shares have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   A STATEMENT OF ADDITIONAL INFORMATION WHICH CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. FURTHER INFORMATION ABOUT MARKET CONDITIONS AND THE FUND'S INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR ARE AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL STOCKHOLDER REPORTS. TO OBTAIN FREE COPIES OF ANY OF THESE DOCUMENTS CALL (800) 752-1013. FOR STOCKHOLDER INQUIRIES AND TO REQUEST OTHER INFORMATION ABOUT THE FUND CALL THE CHAPMAN CO. AT (800) 752-1013 OR
PFPC, INC. AT (800) 441-6580.

    FUND REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE ALSO AVAILABLE FROM THE SECURITIES AND EXCHANGE COMMISSION BY SENDING AN ELECTRONIC REQUEST TO PUBLICINFO@SEC.GOV; BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009 (YOU WILL BE CHARGED A DUPLICATING FEE); BY VISITING THE SEC'S PUBLIC REFERENCE ROOM (CALL (202) 942-8090 FOR HOURS OF OPERATION); OR BY CONSULTING THE SEC'S WEB SITE AT www.sec.gov.

                            ------------------------

                            THE
                            CHAPMAN
                            FUNDS
     [CHAPMAN LOGO]         A MEMBER OF THE
                            CHAPMAN GROUP
                            OF COMPANIES

                         WORLD TRADE CENTER--BALTIMORE
                       401 EAST PRATT STREET, 28TH FLOOR
                           BALTIMORE, MARYLAND 21202
                                 (800) 752-1013

                           1940 ACT FILE NO. 811-5697

                                 [CHAPMAN LOGO]

                                DEM EQUITY FUND
                                INVESTOR SHARES

                              A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                  OPPORTUNITY

                             ---------------------

                                   PROSPECTUS

                             ---------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [CHAPMAN FUNDS LOGO]

                              The Chapman Funds, Inc.
                                   Prospectus
                               February 28, 2001

                                DEM EQUITY FUND
                              INSTITUTIONAL SHARES

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark- are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-, and DEM Equity-TM- are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                               TABLE OF CONTENTS

OVERVIEW OF DEM EQUITY FUND.......................   3

PERFORMANCE INFORMATION...........................   4

INVESTMENT PROGRAM................................   6

FINANCIAL HIGHLIGHTS..............................  12

YOUR ACCOUNT......................................  13

DISTRUBUTIONS AND TAXES...........................  16

MANAGEMENT........................................  18

WHY READING THIS PROSPECTUS IS IMPORTANT

    This prospectus explains the objectives, risks and strategies of the DEM Equity Fund. Reading the prospectus will help you to decide if the DEM Equity Fund is the right investment for you. We suggest that you keep it for future reference.

                          OVERVIEW OF DEM EQUITY FUND

    The following summarizes key features of the DEM Equity Fund.

INVESTMENT OBJECTIVE/GOAL

    The fund seeks aggressive long-term growth through capital appreciation. Although the fund considers both capital appreciation and income when selecting investments, it places primary emphasis on capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

    The fund invests pursuant to the Domestic Emerging Markets, or DEM, Strategy in companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories and that it believes are best positioned for growth. We refer to these companies as DEM companies. The universe of DEM companies includes approximately 200 companies with market capitalizations that range from micro-cap to large-cap; however, DEM companies are predominantly small-cap and micro-cap companies. The fund selects its investments based on its growth objective and its experience and familiarity with this limited universe of companies without regard to market capitalization. Accordingly, the median or average market capitalization of the companies the fund includes in its portfolio can be expected to vary and may not reflect the average or median market capitalization of the universe of DEM companies.

    We believe that DEM companies have not historically received the attention of mainstream securities analysts and investment advisors. We also believe that the DEM segment includes many companies whose growth potential is not fully represented in the prices of their securities.

    The Chapman Co., our distributor, has identified approximately 200 DEM companies. We call this group of DEM companies the DEM Universe. In determining whether a specific company is "controlled" by African Americans, Asian Americans, Hispanic Americans or women, and therefore, in the DEM Universe, the following criteria, called the DEM Profile, are used, each of which must be met:

    - At least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups

    - At least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

PRINCIPAL RISKS--YOU MAY LOSE MONEY

    The fund's share price can fall due a downturn in the general market, a particular industry, or the specific holdings of the fund. The general market can decline due to changes in the attitudes of investors, political or economic developments here or abroad or heavy institutional selling. The perception of an industry or specific company may change due to disappointing earnings or changes in the competitive environment. Further, our assessment of companies held in the fund may be wrong. Also, our investment approach may not gain the confidence of the investing public, with the result that our fund underperforms other types of stock funds. As a non-diversified portfolio, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

    The DEM Universe is predominantly small-cap and micro-cap companies. Investing in small-cap and micro-cap companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited products and services to offer, smaller markets or fewer financial resources, and less depth of management. Such companies seldom pay significant dividends that sustain returns in a falling market. Stocks of small companies may also have a less liquid market and may not be well known to the investing public, securities analysts and institutional investors. These stocks can have steep price declines if their earnings disappoint investors. Because these factors will affect the fund's portfolio, the fund may be more volatile than other stock mutual funds.

    In determining whether to invest in the fund, you should consider your investment goals, your time horizon for achieving them, and your tolerance for the inherent risk of stock investments. If you seek aggressive capital growth over a long period and are comfortable with the fund's high-risk profile, the fund might be appropriate for the high-risk portion of your portfolio. The fund should not represent your complete investment program or be used for short-term trading purposes. Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

NON-DIVERSIFIED STATUS

    The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified fund, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

                            PERFORMANCE INFORMATION

    The bar chart shows the fund's Institutional Shares actual performance during the calendar years ended December 31, 1999 and 2000, its only complete calendar years since inception. An expense limitation was in effect during the periods presented. If the expense limitation had not been in effect, returns would have been less than those shown. The fund can experience short-term performance swings, as shown below by the best and worst calendar quarter returns during the years depicted in the bar chart. Of course, the fund's past performance is no guarantee of its future returns.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DEM EQUITY FUND INSTITUTIONAL SHARES

2000  -29.27%
1999  114.63%

                                           QUARTER        TOTAL
                                            ENDED         RETURN
                                          ----------  --------------
Best Quarter                              12/31/1999           82.45%
Worst Quarter                             12/31/2000          -29.85%

    In the following table, the fund's Institutional Shares average annual total returns for the 1-year period and from inception through December 31, 2000 are compared with the Russell 2000 Growth Index, which represents the broad market of small capitalization stocks. The information set forth below and in the bar chart above provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns for the periods presented compare with those of a broad measure of market performance.

DEM EQUITY FUND INSTITUTIONAL SHARES--TOTAL RETURN

                                                FOR THE PERIOD ENDED
                                                  DECEMBER 31, 2000
                                          ---------------------------------
                                                AVERAGE ANNUAL RETURN
                                          ---------------------------------
                                              1 YEAR       SINCE INCEPTION*
                                          ---------------  ----------------
Institutional Shares                              -29.27%         17.55%
Russell 2000 Growth Index                         -22.44%          0.73%

------------------------

  *  Inception April 8, 1998

FEE AND EXPENSES

    The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the fund. The expenses shown and fees set forth in the table are for the fiscal year ended October 31, 2000.

ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).............      0%
Maximum Deferred Sales Charge (Load)..............      0%
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions...............      0%
Redemption Fee(1).................................      0%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)
  Management Fee..................................    .90%
  Distribution (12b-1) Fee........................    .25%
  Other expenses(2)...............................   1.21%
Total Annual Fund Operating Expenses(2)...........   2.36%
Expense Reimbursement(2)..........................  (1.11)%
Net Expenses......................................   1.25%

------------------------

  1  The fund imposes a $9.00 charge only on redemptions by wire transfer.

  2 CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2010. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2010.

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same exclusive of any expense limitation, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

1 Year*...........................................  $ 127
3 Years*..........................................  $ 397
5 Years*..........................................  $ 686
10 Years*.........................................  $1,511

------------------------

  * CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional Shares to 1.25% of average daily net assets until at least December 31, 2010.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCES FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                               INVESTMENT PROGRAM

    The section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL STRATEGY

    The fund seeks aggressive long-term growth through capital appreciation. Although the fund considers both capital appreciation and income when selecting investments, it places primary emphasis on capital appreciation. The fund may change its investment objectives without shareholder approval.

    The fund invests in DEM companies that it believes are best positioned for growth based on the investment advisor's experience with the limited universe of DEM companies. The market capitalizations of DEM companies range from micro-cap to large-cap; however, DEM companies are predominantly small-cap and micro-cap companies.

    Under normal circumstances the fund will invest at least 65% of the value of its total assets in common stock of DEM companies. For temporary defensive purposes, the fund may invest some or all of its assets in the securities of non-DEM companies that otherwise meet the fund's investment objectives, hold cash or invest in investment grade debt securities.

    While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933.

    The fund may also invest up to 10% of its assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

OTHER INVESTMENT PRACTICES

    BORROWING MONEY AND PLEDGING ASSETS

    The fund can borrow up to 33 1/3% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33 1/3% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid in full by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    OPTIONS

    Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

    The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the fund may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

    Options may not always be successful hedges and their prices can be highly volatile.

    SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

RISK FACTORS

    INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM SINCE IT INVOLVES THE GREATER MARKET RISKS INHERENT IN SEEKING HIGHER RETURNS AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

    MARKET RISK

    The fund may experience market risk. Market risk is the risk that a particular stock in a fund's portfolio, the portfolio itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

    - General stock market movements

    - Changes in the financial condition of an issuer or an industry

    - Changes in perceptions about an issuer or an industry

    - Interest rates and inflation

    - Governmental policies and litigation

    - Purchases and sales of securities by a fund

    GROWTH-ORIENTED INVESTING

    Because the DEM strategy involves investment in growth-oriented companies, the volatility of a fund following the DEM strategy may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore, you may lose money over short or even long periods.

    EMERGING MICRO-CAP AND SMALL-CAP COMPANIES

    Because the DEM strategy involves substantial investments in securities of emerging small-cap and micro-cap companies, you should be aware that investing in such companies involves greater risk than is customarily associated with more established companies. As compared to securities of larger companies, securities of emerging small-cap and micro-cap companies may:

    - Be subject to more abrupt or erratic price movements

    - Have limited product lines and lack established markets for products and services

    - Have more limited financial resources

    - Have less depth of management experience

    Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. In addition, micro- and small-capitalization companies may not be well known to the investing public or securities analysts, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Because the capitalizations of micro-capitalization companies are even smaller than the capitalizations of small-capitalization companies, the risks described above can be expected to be highly volatile and very risky.

    OPTIONS RISK

    The fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of options in respect of specific securities in which it may invest. The principal reason for writing options is to realize, through the receipt of premiums, a greater return than would be realized on portfolio securities alone. The use of options involves certain investment risks and transaction costs. These risks include: dependence on the ability of CCM to predict movements in the prices of individual securities, fluctuations in the securities markets in general and movements in interest rates; imperfect correlation between movements in the price of options and movements in the price of the security or securities hedged or used for cover; the fact that skills and techniques needed to trade options are different from those needed to select securities in which the fund invests; and lack of assurance that a liquid secondary market will exist for any particular option at any particular time.

    DERIVATIVE RISK

    The fund may hold derivative securities to hedge or enhance a particular type of exposure, such as to rising or falling interest rates. Since some derivatives are unusually volatile, a small position can cause a significant loss.

    LEVERAGE RISK

    The fund may borrow to invest in additional securities. The use of borrowings may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case. To reduce these risks, the fund will limit its borrowings to 33% of the value of the fund's total assets. If the fund's asset coverage for borrowings falls below 300%, the fund will take prompt action to reduce its borrowings. The fund may also borrow an additional 5% of its total assets without regard to the limitation for bank borrowings.

    LIQUIDITY RISK

    Because the fund is permitted to invest up to 15% of its net assets in illiquid securities, the fund is subject to liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and price that the fund would like. Illiquid securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Illiquid securities may involve a high degree of business and financial risk and may result in substantial losses. These securities are less liquid than publicly traded securities, and the fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Therefore the fund may have to accept a lower price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management and performance.

    POTENTIAL CONFLICT OF INTEREST

    The fund may utilize its distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, and broker-dealer affiliates of sub-advisors of its affiliated portfolios in connection with the purchase or sale of portfolio securities in certain circumstances. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of The Chapman Funds, Inc., is also the President and Chairman of the Board of Directors of eChapman.com, Inc. and its indirect wholly-owned subsidiaries, The Chapman Co. and CCM. Mr. Chapman owns a majority of the outstanding voting securities of eChapman.com, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the fund's behalf by The Chapman Co. Similar potential conflicts of interest may arise with respect to the use of affiliates of sub-advisors of affiliated portfolios of the fund for the purchase or sale of portfolio securities. The Board of Directors has adopted procedures in compliance with the 1940 Act to address such potential conflicts. Furthermore, at least a majority of the members of Board of Directors of The Chapman Funds, Inc. must be disinterested under the 1940 Act.

PORTFOLIO TURNOVER

    The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund will purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's annual portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains which will adversely affect the fund's performance. The fund experienced a portfolio turnover rate of 31.0% for the fiscal year ended October 31, 2000.

                              FINANCIAL HIGHLIGHTS

    The Financial Highlights table set forth below is intended to help you understand the financial performance of the DEM Equity Fund Institutional Shares since its commencement of operations. Certain information reflects financial results for a single fund share. The total return in the table represents the return that an investor would have earned or lost on an investment in the fund (assuming reinvestment of dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                     FOR THE YEAR ENDED
                                        OCTOBER 31,      APRIL 8, 1998(1)
                                     ------------------      THROUGH
                                       2000      1999    OCTOBER 31, 1998
                                     --------  --------  ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period.........................  $ 20.37   $ 11.58        $14.29
                                     -------   -------        ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment loss(2)...........     (.24)     (.40)         (.29)
  Net realized and unrealized gain
    (loss) on investments..........     8.98      9.19         (2.42)
                                     -------   -------        ------
  Total from investment
    operations.....................     8.74      8.79         (2.71)
                                     -------   -------        ------
DISTRIBUTIONS:
  From net investment income.......      -0-       -0-           -0-
  From net realized gains on
    investments....................      -0-       -0-           -0-
                                     -------   -------        ------
  Total distributions..............      -0-       -0-           -0-
                                     -------   -------        ------
  Net asset value, end of period...  $ 29.11   $ 20.37        $11.58
                                     =======   =======        ======
TOTAL RETURN(3)....................    42.91%    75.91%       (18.96)%
RATIOS TO AVERAGE NET ASSETS:
  Expenses (net of
    reimbursement/waiver)..........     1.52%     2.97%         4.30%
  Expenses prior to
    reimbursement/waiver...........     2.36%     3.00%         4.30%
  Net investment loss..............    (0.78)%   (2.64)%       (4.06)%
SUPPLEMENTAL DATA:
  Net Assets, end of period (000
    omitted).......................  $34,252   $17,006        $8,107
  Portfolio turnover rate..........       31%       17%           18%

------------------------

  1 Commencement of operations. Ratios have been annualized and total return has not been annualized
  2 Net investment loss per share was calculated using the average shares method.
  3 Total Return represents the return that an investor would have earned or lost on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions).

                                  YOUR ACCOUNT

PURCHASING SHARES

    You may purchase institutional shares of the fund only through institutions such as broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries that act as institutional stockholders of record with respect to the fund. The fund may make institutional shares available to other investors in the future. Each institution separately determines the rules applicable to its customers that invest in institutional shares including minimum initial and subsequent investment requirements, and the procedures investors must follow to effect purchases, redemptions and exchanges of institutional shares.

    In order to invest in institutional shares of the fund, you must place an order with an institution. The institution is then responsible for prompt transmission of the order to the fund's transfer agent, as set forth below.

    Institutions can purchase institutional shares directly from the fund by mail, by telephone or by bank wire. There is no sales load in connection with the purchase of institutional shares. The fund requires a minimum initial investment in institutional shares of $25,000 with no minimum subsequent investment; however the fund does not require a minimum investment for qualified retirement plans. The fund reserves the right to vary the initial investment minimum and minimums for subsequent investments at any time.

BY MAIL

    To make an initial investment, an institution should send the investment shares application and its check (drawn on a U.S. bank and payable in U.S. dollars) to:

        DEM Equity Fund Institutional Shares
        c/o PFPC, Inc.
        211 S. Gulph Road
        P.O. Box 61767
        King of Prussia, PA 19406

    To make a subsequent investment in an existing account, an institution should send the stub from its account statement and its check (drawn on a U.S. bank and payable in U.S. dollars) to:

        DEM Equity Fund Institutional Shares
        c/o PFPC, Inc.
        211 S. Gulph Road
        P.O. Box 61767
        King of Prussia, PA 19406

    Please make your check payable to DEM Equity Fund Institutional Shares

BY WIRE

    To make a same day wire investment, an institution should call
(800) 441-6580 by 12 noon (Eastern Time).

    The following information will be required to open an account:

    - Name and address for account registration

    - Tax identification number

    - Amount of wire transfer

    - Name of bank

    The institution should contact its bank with instructions to transmit funds to:

        Boston Safe Deposit & Trust
        ABA# 011001234
        Credit: DEM Equity Fund Institutional Shares
        Account #: 000795
        FBO: (Insert shareholder name and new account number)

    The institution's bank may charge a wire fee.

    To open a new account, an institution should mail its completed application to The Chapman Funds, Inc.

BY EXCHANGE

    To request an exchange of shares from one fund into shares of another fund offered by The Chapman Funds, Inc., an institution must call (800) 441-6580 or send a written request to:

        DEM Equity Fund Institutional Shares
        c/o PFPC, Inc.
        211 S. Gulph Road
        P.O. Box 61767
        King of Prussia, PA 19406

    Note: An exchange must be made by mail if a new account must be opened or the accounts are not identically registered.

    IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES

    - If an institution exchanges shares of one fund for shares of another fund by telephone, we will register the new shares in the same manner as the shares for which they were exchanged.

    - A fund may change or cancel exchange policies at any time, upon 60 days' notice to stockholders and can terminate the telephone exchange privilege at any time.

    - An exchange of shares is treated like a sale of those shares; therefore an institution may realize capital gain or loss for federal income tax purposes when shares are exchanged.

    - Exchanges will be required to meet the minimum initial investment requirement of each fund.

DISTRIBUTION PLAN

    The fund has adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the fund pays The Chapman Co. a stockholder service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fee paid by the fund is detailed in the Fund Expenses section of this prospectus.

    Because this fee is paid out of the fund's assets on an on-going basis, over time, this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

REDEEMING SHARES

    You may redeem your institutional shares at any time by contacting the institution through which your institutional shares were purchased. Institutions are responsible for the prompt transmission of redemption requests to PFPC, Inc. (the fund's transfer agent; PFPC ). Institutions can redeem institutional shares at any time by mail, by telephone or by wire instructions (which must include the institution's name and account number.)

    HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

    If PFPC receives an institution's request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to institutions by mail or by wire. There is a $9.00 charge for redemptions by wire, which is deducted from redemption proceeds.

    Under certain circumstances and when deemed by the fund to be in its best interests, PFPC may not send the proceeds to the institution for up to seven days after the transfer agent receives an institution's sale request.

    If an institution redeems shares that it just purchased and paid for by check, PFPC will process the redemption request but will generally delay sending the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

    REDEMPTIONS OVER $250,000

    Large sales can adversely affect the ability of a fund to implement its investment strategies by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, an institution redeems more than $250,000, or its sale amounts to more than 1% of net assets, in the fund, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund's portfolio.

KEEPING AN ACCOUNT OPEN

    Due to the relatively high cost to the fund of maintaining small accounts, we ask institutions to maintain an account balance of at least $25,000. If an account balance is below $25,000, we have the right to close the account after giving the institution 60 days in which to increase the balance.

HOW AND WHEN SHARES ARE PRICED

    The share price (also called "net asset value" or "NAV") for the fund is generally calculated at 4 p.m. (Eastern Time) each day The New York Stock Exchange is open for business. To calculate the NAV of the institutional shares, the institutional shares' pro rata share of fund assets is valued and totaled, the institutional shares' pro rata share of fund liabilities is subtracted, and the balance, called net assets, is divided by the number of institutional shares outstanding. In general, the fund's assets are valued at their market price.

HOW THE PURCHASE OR REDEMPTION PRICE IS DETERMINED

    If PFPC receives an institution's request to purchase, redeem or exchange shares in the fund in the correct form by 4 p.m. (Eastern Time) we will price the transaction at that day's NAV. If PFPC receives an institution's request after 4 p.m., we will price the transaction at the next business day's NAV.

    NOTE: THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED AND THE TIME UNTIL WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NEW YORK STOCK EXCHANGE CLOSES AT A TIME OTHER THAN 4 P.M.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

    Dividend distributions are reinvested in additional fund shares in an institution's account unless it selects another option on its investment application. The advantage of reinvesting distributions arises from compounding, that is, the institution receives income dividends and capital gain distributions on a rising number of shares.

    - The fund calculates its dividends, if any, from its net investment income. Net investment income includes interest accrued and dividends earned on the fund's portfolio securities for the applicable period less applicable expenses.

    - The fund declares dividends, if any, from its net investment income quarterly.

    - The fund distributes net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

    - Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

    An institution needs to be aware of the possible tax consequences when:

    - It redeems fund shares, including an exchange from one fund to another.

    - The fund makes a distribution to its account.

    TAXES ON REDEMPTIONS

    When an institution redeems shares in the fund, it may realize a gain or loss. An exchange from a fund to another fund is still a redemption for tax purposes.

    After the end of the calendar year, we will send an institution a Form 1099-B for each fund in which it redeemed shares during the year indicating the date and amount of each redemption made in the fund during the prior year. The fund will also report this information to the IRS.

    TAXES ON DISTRIBUTIONS

    Distributions are taxable whether reinvested in additional shares or received in cash. Distributions from the fund's long-term capital gains may qualify as capital gains and may be taxed at preferential income tax rates. Dividends from other sources are generally taxable as ordinary income.

    After the end of the calendar year, we will send an institution a Form 1099-DIV for each fund in which it owned shares during the year, indicating the tax status of any dividend and capital gain distributions made to such institution. We will also report this information to the IRS. Distributions made by a fund are generally taxable to an institution for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.

                                   MANAGEMENT

THE INVESTMENT ADVISOR

    Chapman Capital Management, Inc., CCM, serves as the investment advisor to the fund pursuant to an advisory and administrative services agreement with the fund. CCM was established in 1988 and is located at the World Trade Center-Baltimore, Suite 2800, 401 East Pratt Street, Baltimore, Maryland 21202.

    CCM has been an investment advisor since 1988. CCM served as the investment advisor of DEM, Inc., a closed-end company that invested in DEM securities from 1995 until its dissolution in 1998, and currently serves as the investment advisor for the DEM Index Fund, the DEM Multi-Manager Equity Fund, the DEM Multi-Manager Bond Fund, The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund. The DEM Index Fund, the DEM Multi-Manager Equity Fund, the DEM Multi-Manager Bond Fund and The Chapman Institutional Cash Management Fund are not currently active. In addition, CCM serves as portfolio manager to a private fund and private accounts. As of December 31, 2000, CCM had approximately $620 million in assets under management.

    CCM provides investment advice to the fund and, in general, conducts the management and investment programs of the fund in accordance with the fund's investment objectives, policies and restrictions.

THE MANAGEMENT FEE

    The fund pays CCM an annual advisory fee and administration fee, based on the following percentage of the fund's average daily net assets:

                                          ADVISORY  ADMINISTRATION
                                          --------  --------------
DEM Equity Fund.........................     .90%          .15%

PORTFOLIO MANAGEMENT

    Nathan A. Chapman, Jr. has been the president of CCM since 1988 and is primarily responsible for the management of the fund's assets.

    Mr. Chapman has served as President and Chairman of the Board of Directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co., the fund's distributor, in 1987 and has been its President since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. Since 1999, Mr. Chapman has also served as President and Chairman of the Board of Directors of eChapman.com, Inc. an Internet portal designed for the DEM community. As Mr. Chapman is the president of an investment banking firm, asset management firm and Internet portal, he does not devote his full time to the management of the fund's portfolio.

LEGAL PROCEEDINGS

    CCM and The Chapman Co. are involved from time to time in various legal proceedings and claims incident to the normal conduct of their businesses. CCM and The Chapman Co. believe that such legal proceedings and claims, individually and in the aggregate, are not likely to have a material adverse effect on the fund or the ability of CCM and The Chapman Co. to perform their obligations under their respective agreements with the fund.

DISTRIBUTION

    The Chapman Co., an affiliated broker-dealer of CCM and the fund, distributes (sells) shares of the fund.

BROKERAGE

    In placing portfolio trades, CCM may use The Chapman Co., but only when CCM believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

STOCKHOLDER SERVICES

    PFPC serves as the fund's transfer and dividend paying agent and accounting agent and provides stockholder services, including record-keeping, and stockholder statements, distribution of dividends and processing of purchase and redemption requests. Stockholder inquiries should be addressed to:

                                   PFPC, Inc.
                               211 S. Gulph Road
                                 P.O. Box 61767
                           King of Prussia, PA 19406.
                                 (800) 441-6580

CUSTODIAN

    UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as the custodian for the fund's portfolio securities.

INVESTOR SHARES

    The fund offers a separate class of shares, Investor Shares, to individual investors through a separate prospectus. Institutional Shares, offered by this prospectus, and Investor Shares represent equal pro rata interests in the fund's common investment portfolio and calculate net asset value and performance quotations in the same manner. However, Investor Shares are sold with a sales load and may have different sales charges and other expenses which can be expected to affect performance. Both classes will share proportionately in the investment income and expenses of the fund, except that the per share dividends of Investor Shares will differ from the per share dividends of Institutional Shares as a result of additional distribution expenses applicable to Investor Shares. Investor Shares and Institutional Shares have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   A STATEMENT OF ADDITIONAL INFORMATION WHICH CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. FURTHER INFORMATION ABOUT MARKET CONDITIONS AND THE FUND'S INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR ARE AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL STOCKHOLDER REPORTS. TO OBTAIN FREE COPIES OF ANY OF THESE DOCUMENTS, CALL (800) 752-1013. FOR STOCKHOLDER INQUIRIES, CALL THE CHAPMAN CO. AT (800) 752-1013 OR PFPC, INC. AT (800) 441-6580.

    FUND REPORTS AND STATEMENTS OF ADDITIONAL INFORMATION ARE ALSO AVAILABLE FROM THE SECURITIES AND EXCHANGE COMMISSION BY SENDING AN ELECTRONIC REQUEST TO publicinfo@SEC.gov BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009 (YOU WILL BE CHARGED A DUPLICATING FEE); BY VISITING THE SEC'S PUBLIC REFERENCE ROOM (CALL (202) 942-8090 FOR HOURS OF OPERATION); OR BY CONSULTING THE SEC'S WEB SITE AT www.sec.gov.

                            ------------------------

                            THE
                            CHAPMAN
                            FUNDS
     [CHAPMAN LOGO]         A MEMBER OF THE
                            CHAPMAN GROUP
                            OF COMPANIES

                          WORLD TRADE CENTER-BALTIMORE
                       401 EAST PRATT STREET, 28TH FLOOR
                           BALTIMORE, MARYLAND 21202
                                 (800) 752-1013

                           1940 ACT FILE NO. 811-5697

                                 [CHAPMAN LOGO]

                                DEM EQUITY FUND
                              INSTITUTIONAL SHARES

                              A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                  OPPORTUNITY

                             ---------------------

                                   PROSPECTUS

                             ---------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     [LOGO]



                             The Chapman Funds, Inc.
                                   Prospectus
                               February, 28, 2001



                                 DEM INDEX FUND
                           DEM MULTI-MANAGER BOND FUND
                          DEM MULTI-MANAGER EQUITY FUND
                                 INVESTOR SHARES



        THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark- are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-, and DEM Equity-TM- are trademarks of Nathan A. Chapman, Jr.


               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                TABLE OF CONTENTS

OVERVIEW OF DEM STRATEGY.......................................................3

DEM INDEX FUND.................................................................5

OVERVIEW OF DEM MULTI-MANAGER STRATEGY........................................12

DEM MULTI-MANAGER EQUITY FUND.................................................14

DEM MULTI-MANAGER BOND FUND...................................................22

RISK FACTORS APPLICABLE TO ALL DEM FUNDS......................................30

YOUR ACCOUNT..................................................................32

DISTRUBUTIONS AND TAXES.......................................................37

MANAGEMENT....................................................................38


WHY READING THIS PROSPECTUS IS IMPORTANT

     This prospectus explains the objectives, risks and strategies of each of Chapman's DEM funds. Reading the prospectus will help you to decide which DEM funds, if any, are the right investments for you. We suggest that you keep it for future reference.

                            OVERVIEW OF DEM STRATEGY

APPLICABLE TO:

DEM INDEX FUND

        The Domestic Emerging Markets, or DEM, Strategy consists of investing in companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories. We refer to these companies as DEM companies. We believe that DEM companies have not historically received the attention of mainstream securities analysts and investment advisors. We also believe that the DEM segment includes many companies whose growth potential is not fully represented in the prices of their securities.

     The Chapman Co., our distributor, has identified approximately 200 DEM companies. We call this group of DEM companies the DEM Universe. In determining whether a specific company is "controlled" by African Americans, Asian Americans, Hispanic Americans or women, and therefore, in the DEM Universe, the following criteria, called the DEM Profile, are used, each of which must be met:

     - At least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups

     - At least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

PRINCIPAL RISKS OF DEM STRATEGY

     MARKET RISK

     The DEM funds may experience market risk. Market risk is the risk that a particular stock in a fund's portfolio, the portfolio itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

     -    General stock market movements

     -    Changes in the financial condition of an issuer or an industry

     -    Changes in perceptions about an issuer or an industry

     -    Interest rates and inflation

     -    Governmental policies and litigation

     -    Purchases and sales of securities by a fund

     GROWTH-ORIENTED INVESTING

     Because the DEM strategy involves investment in growth-oriented companies, the volatility of a fund following the DEM strategy may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore, you may lose money over short or even long periods.

     EMERGING MICRO-CAP AND SMALL-CAP COMPANIES

     Because the DEM strategy involves substantial investments in securities of emerging small-cap and micro-cap companies, you should be aware that investing in such companies involves greater risk than is customarily associated with more established companies. As compared to securities of larger companies, securities of emerging small-cap and micro-cap companies may:

     -    Be subject to more abrupt or erratic price movements

     - Have limited product lines and lack established markets for products and services

     -    Have more limited financial resources

     -    Have less depth of management experience

     Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. In addition, micro- and small-capitalization companies may not be well known to the investing public or securities analysts, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Because the capitalizations of micro-capitalization companies are even smaller than the capitalizations of small-capitalization companies, the risks described above can be expected to be highly volatile and very risky.

     THERE ALSO EXIST RISKS THAT ARE COMMON TO ALL OF THE DEM FUNDS AND THAT ARE NOT LISTED HERE. PLEASE REFER TO "RISK FACTORS COMMON TO ALL FUNDS IN THIS PROSPECTUS."

                                 DEM INDEX FUND

     The following summarizes key features of the DEM Index Fund.

INVESTMENT OBJECTIVE

     The fund seeks to match the performance of a benchmark index that measures the return of DEM Companies.

PRINCIPAL INVESTMENT STRATEGY

     The fund employs a passive management strategy designed to track the performance of the DEM Index. The fund invests in the stocks that comprise the index.

PRINCIPAL RISKS - YOU MAY LOSE MONEY.

     INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

     NON-DIVERSIFIED STATUS

     The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified fund, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

     For other principal risks, see "DEM Strategy-Principal Risks" and "Risk Factors Common to All DEM Funds."

PERFORMANCE INFORMATION

     The bar chart shows the fund's Investor Shares actual performance during the year ended December 31, 2000, its only complete calendar year since inception. The fund's shares are sold subject to a sales load that is not reflected in the bar chart. In addition, an expense limitation was in effect during the periods presented. If the sales load was reflected in the bar chart, or if the expense limitation had not been in effect, returns would be less than those shown. The fund can experience short-term performance swings, as shown below by the best and worst calendar quarter returns during the year depicted in the bar chart. Of course, the fund's past performance is no guarantee of its future returns.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED BAR CHART GRAPHIC

             -----------------------------------------------------------
                        YEAR                   CALENDAR YEAR RETURN
             -----------------------------------------------------------

                        2000                         -38.57%
             -----------------------------------------------------------

                                                QUARTER             TOTAL
                                                 ENDED              RETURN
                                                 -----              ------
                       Best Quarter            3/31/2000            10.53%
                      Worst Quarter           12/31/2000           -32.75%

     In the following table, the fund's Investor Shares average annual total returns for the 1-year period and since inception through December 31, 2000 are compared with the Russell 2000 Growth Index, which represents the broad market of small capitalization stocks. By comparing the bar chart with the table, you can see that average returns smooth out year-to-year variations. The information set forth below and in the bar chart above provide some indication of the risks of investing in the fund by showing how the fund's return for the period presented compares with that of a broad measure of market performance.

DEM INDEX FUND INVESTOR SHARES--TOTAL RETURN

                                          FOR THE PERIOD ENDED
                                            DECEMBER 31, 2000
                                   -----------------------------------
                                                  AVERAGE ANNUAL RETURN
                                  1 YEAR            SINCE INCEPTION(2)
                                 ----------         -----------------
Investor Shares(1)                -41.49%              10.75%
Russell 2000 Growth Index         -22.44%               8.14%

(1)  Returns include 4.75% sales charge.
(2)  Inception March 23, 1999


FEES AND EXPENSES

     The following table describes the fees and expenses you would pay if you buy and hold Investor Shares of the fund. The expenses shown under ANNUAL FUND OPERATING EXPENSES are based upon those incurred in the fiscal year ended October 31, 2000.

                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)..........        4.75%
Maximum Deferred Sales Charge (Load) .......................................................         -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions.........         -0-%
Redemption Fee(1)...........................................................................         -0-%


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

   Management Fee...........................................................................         .90%
   Distribution (12b-1) Fee(2)..............................................................         .75%
   Other expenses(3)........................................................................       61.10%
Total Annual Fund Operating Expenses(3).....................................................       62.75%
Expense Reimbursement(3)....................................................................     (60.06)%
Net Expenses................................................................................        2.69%

------------------------
1    The fund imposes a $9.00 charge only on redemptions by wire transfer.

2 The Chapman Co., the fund's distributor, receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the fund attributable to the Investor Shares offered by this Prospectus. The Chapman Co. has voluntarily waived such fee until at least October 31, 2001. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond October 31, 2001.

3 CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 2.69% of average daily net assets until at least December 31, 2010. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2010.

     Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

     EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs maybe higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.


     1  Year *.................................................... $734
     3  Years *................................................. $1,271
     5  Years *................................................. $1,832
     10 Years *................................................. $3,354

---------------------
* CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Investor Shares to 2.69% of average daily net assets until at least December 31, 2010.

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                        DEM INDEX FUND INVESTMENT PROGRAM

PRINCIPAL STRATEGY

     The fund employs a passive management strategy designed to track the performance of the DEM Index. The fund invests in the stocks that comprise the index.

     WHAT IS AN INDEX AND INDEX INVESTING?

     An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index fund tries to match, as closely as possible, the performance of an established target index. An index fund does this by holding all, or a representative sample, of the securities that comprise the index. Stock index funds may seek to track indexes that hold a certain type of stock-such as growth or value, small-cap or large-cap, or those from just one industry-or they may seek to track indexes that consist of a broader range of stocks-for example, the entire U.S. stock market. Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

     WHAT IS THE DEM INDEX?

     The DEM Index is an index developed and controlled by The Chapman Co., an investment banking affiliate of the CCM, that is designed to track the performance of the DEM Universe. The DEM Index is comprised of the stocks of 100 companies chosen from the DEM Universe to reflect the market capitalization and industry classification characteristics of the DEM Universe and is set forth on Appendix A.

TYPES OF PORTFOLIO SECURITIES

     The DEM Index Fund seeks to implement the DEM Strategy by tracking the DEM Index. The fund employs a passive management strategy designed to track the performance of the DEM Index while keeping costs low. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

     In tracking the performance of the DEM Index, the fund will invest in DEM companies with both large and small market capitalizations; however, since the DEM Universe includes a large proportion of companies with small market capitalizations, a significant portion of the fund's portfolio that is invested pursuant to the DEM Index strategy will be small capitalization companies. To the extent the fund invests in companies with smaller market capitalizations, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin Board and in Pink Sheets. See "Principal Risks" in this section and "Risk Factors - Small Companies" in the Statement of Additional Information.

     In order to cover expenses and net redemptions and prior to investment of net receipts, the fund expects to have a portion of its assets in cash or invested in short-term investment grade fixed income securities, including obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and bankers' acceptances, and repurchase agreements collateralized by these securities. The specific percentage of net assets held in cash at any given time will depend upon the judgement of the fund with respect to future redemptions and expenses. Excluding assets held in cash, the fund generally intends to invest directly or indirectly in each stock found in the DEM Index in approximately the same proportion as such stock is represented in the DEM Index itself. For example, if 10% of the market capitalization of the DEM Index is made up of securities of a specific company, securities of such company can be expected, directly or indirectly, to represent 10% of the fund's non-cash assets. Over time, the percentage of the fund's assets invested in particular companies in the DEM Index will vary depending on changes in the weighted market capitalizations of such companies.

OTHER INVESTMENT PRACTICES

     Although the fund intends to remain substantially fully invested in common stocks in the DEM Index, as discussed above, the fund will not be able to invest 100% of its assets pursuant to its investment strategy of tracking the DEM Index. Further, the fund will incur operating expenses whereas the DEM Index itself does not. Therefore, although the fund will seek to track the DEM Index as closely as possible, it may not be able to match its performance. In order to more closely track, the DEM Index notwithstanding these considerations, the fund is permitted to employ the management practices set forth below. THERE CAN BE NO ASSURANCE THAT THE USE OF THESE STRATEGIES BY THE FUND WILL BE SUCCESSFUL AND THE USE OF SUCH STRATEGIES MAY SUBJECT THE FUND TO ADDITIONAL RISKS.

     BORROWING MONEY AND PLEDGING ASSETS

     The fund may not issue senior securities, borrow money or pledge its assets, except that it may borrow from banks in amounts aggregating not more than 5% of the value of the fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 5% of the value of its total assets to secure such borrowings. The fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

     OPTIONS

     The fund may invest up to 15% of its total assets, calculated at the time such option contracts are written and as represented by the premium paid, in the purchase of call options in respect of specific securities in which the fund may invest. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period.

     SECURITIES LENDING/REPURCHASE AGREEMENTS

     The fund may, but is not required to, utilize various investment techniques for hedging, risk management and other investment purposes. These investment techniques may include, but are not limited to, lending of portfolio securities and entering into "repurchase agreements." Up to 20% of the fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when such techniques can be expected to yield a higher investment return than other investment options. To the extent that the fund seeks to increase its income by lending portfolio securities, such securities loans will be secured by collateral in cash, cash equivalents, U.S. government securities, or such other collateral as may be permitted under the fund's investment program and by regulatory agencies. The fund may enter into repurchase agreements pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. Repurchase agreements facilitate portfolio management and allow the fund to earn additional revenue. If the fund enters into repurchase agreements, it will do so in order to increase liquidity or as a temporary investment.

PORTFOLIO TURNOVER

     Although the fund seeks to invest for the long term, the fund retains the right to sell securities regardless of how long they have been held. Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Although the fund cannot accurately predict its turnover rate, the fund anticipates that its annual portfolio turnover will not exceed 20%. (A turnover of 100% would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one year period.) Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Accordingly, a high portfolio turnover rate will adversely affect the fund's performance. The fund experienced a portfolio turnover rate of 58.0% for the fiscal year ended October 31, 2000.

               DEM INDEX FUND INVESTOR SHARES FINANCIAL HIGHLIGHTS

     The Financial Highlights table set forth below is intended to help you understand the financial performance of the DEM Index Fund Investor Shares since its commencement of operations. Certain information reflects financial results for a single fund share. The total return in the table represents the return that an investor would have earned or lost on an investment in the fund (assuming reinvestment of dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                                         March 23, 1999(1)
                                                                             For the year  ended              through
                                                                               October 31, 2000           October 31, 1999
                                                                           -------------------------    ----------------------
  PER SHARE OPERATING PERFORMANCE:
       Net asset value,  beginning of period                              $             19.07          $           14.29
                                                                           -------------------------    ----------------------
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
       Net investment loss(2)                                                             (.64)                    (.23)
       Net realized and unrealized gain on investments                                    5.36                      5.01
                                                                           -------------------------    ----------------------
       Total from investment operations                                                   4.72                      4.78
                                                                           -------------------------    ----------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
       From net realized gains on investments                                            (1.32)                      -0-
                                                                           -------------------------    ----------------------
       Total distributions                                                               (1.32)                      -0-
                                                                           -------------------------    ----------------------

       Net asset value, end of period                                     $              22.47        $            19.07
                                                                           =========================    ======================

  TOTAL RETURN(3)                                                                        24.47%                    33.45%
  RATIOS TO AVERAGE NET ASSETS:
       Expenses (net of reimbursement/waiver)                                             2.69%                     2.69%
       Expenses prior to reimbursement/waiver(4)                                            N.M.                      N.M.
       Net investment loss                                                               (2.44)%                   (2.23)%
  SUPPLEMENTAL DATA:
       Net Assets, end of period                                                       $116,823                   $12,296
       Portfolio turnover rate                                                              58%                       87%

------------------------------
(1) Commencement of operations. Ratios have been annualized and total return has not been annualized.
(2) Net investment loss per share was calculated using the average shares method.
(3) Total Return represents the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). It excludes the effect of sales load. Total return for periods less than one year have not been annualized.
(4) The gross expenses to average net assets has not been presented as it is deemed to be not meaningful. CCM has agreed to contractually limit the total annual operating expenses (excluding income, excise and other taxes and extraordinary expenses) to 2.69% of average daily net assets until at least December 31, 2010.

                     OVERVIEW OF DEM MULTI-MANAGER STRATEGY

APPLICABLE TO:

DEM MULTI-MANAGER EQUITY FUND

DEM MULTI-MANAGER BOND FUND

     Under DEM Multi-Manager strategy, a fund's assets are managed by multiple sub-advisers selected by CCM, the fund's investment adviser. CCM aggressively recruits qualified sub-advisers that meet the DEM profile, which includes those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories; however, CCM and funds employing the DEM Multi-Manager strategy will not discriminate on the basis of race, gender or national origin in the selection of sub-advisers.

     The sub-advisors will not consider the DEM Profile in making investment decisions, so CCM does not expect securities of DEM companies to constitute a large percentage of the portfolios of funds that employ the DEM Multi-Manager Strategy.


     CCM will track the performance of each of the sub-advisors and will have the discretion to allocate assets among the sub-advisors, identify and recommend new sub-advisors to the Board of Directors and to terminate existing sub-advisers. Each sub-advisor uses its own investment strategies to achieve a fund's investment objectives in accordance with such fund's investment restrictions. The primary objective of the DEM Multi-Manager strategy is to reduce portfolio volatility through multiple investment approaches, a strategy used by many institutional investors. The use of multiple investment approaches consistent with a fund's investment objective and policies is designed to mitigate the impact of a single sub-adviser's performance during a period in which such sub-adviser's approach is less successful. Although there may be some overlap of investment styles, each sub-advisor will pursue its approach independently of the other sub-advisors. Because the sub-advisors will act independently, the performance of other sub-advisors is expected to dampen the impact of any specific sub-advisor's relatively adverse results. Conversely, the successful results of a sub-advisor will be dampened by less successful results of the other sub-advisors. There can be no assurance that the expected advantages of the DEM Multi-Manager strategy will be realized.

     Each sub-advisor makes specific portfolio investments for that segment of the assets of the fund under its management in accordance with the fund's investment objectives and policies and the sub-advisor's investment approach and strategies.

     CCM will aggressively recruit sub-advisors that meet the DEM Profile; however, the fund will not discriminate on the basis of race, gender or national origin in the selection of sub-advisors. CCM applies the following criteria in the selection and retention of sub-advisors: (1) their historical performance records; (2) an investment approach that is distinct in relation to the approaches of each of the funds' other sub-advisors; (3) consistent performance in the context of the markets and preservation of capital in declining markets; (4) organizational stability and reputation; (5) the quality and depth of investment personnel; and (6) the ability of the sub-advisor to apply its approach consistently. The sub-advisors selected may not necessarily exhibit all of these criteria to the same degree.

     CCM will allocate the Multi-Manager Funds' assets among the respective fund's sub-advisors. In its discretion, CCM may allocate as much as 100 percent or as little as 0 percent of a fund's assets to any one sub-advisor.

     CCM pays to each sub-advisor a monthly management fee from its own management fee.

                          DEM MULTI-MANAGER EQUITY FUND

     The following summarizes key features of the DEM Multi-Manager Equity Fund.

INVESTMENT OBJECTIVE/GOAL

     The DEM Multi-Manager Equity Fund seeks long-term growth through capital appreciation by investment in companies deemed to possess strong growth characteristics.

PRINCIPAL INVESTMENT STRATEGY

     The fund invests pursuant to the DEM Multi-Manager strategy in common stocks of growth companies without limitation as to the market capitalization of portfolio companies.

PRINCIPAL RISKS- YOU MAY LOSE MONEY

     INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM SINCE IT INVOLVES THE GREATER MARKET RISKS INHERENT IN SEEKING HIGHER RETURNS AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

     MARKET RISK

     The DEM funds may experience market risk. Market risk is the risk that a particular stock in a fund's portfolio, the portfolio itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

     -    General stock market movements

     -    Changes in the financial condition of an issuer or an industry

     -    Changes in perceptions about an issuer or an industry

     -    Interest rates and inflation

     -    Governmental policies and litigation

     -    Purchases and sales of securities by a fund

     GROWTH-ORIENTED INVESTING

     Because the fund will be invested in growth-oriented companies, the volatility of the fund may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore you may lose money over short or even long periods.

NON-DIVERSIFIED STATUS

     The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As non-diversified portfolios, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

     THERE ALSO EXIST PRINCIPAL RISKS THAT ARE COMMON TO ALL OF THE DEM FUNDS AND THAT ARE NOT LISTED HERE. PLEASE REFER TO "RISK FACTORS COMMON TO ALL FUNDS IN THIS PROSPECTUS.

PERFORMANCE INFORMATION

     The fund has not yet commenced operations so performance information is not yet available.

FEES AND EXPENSES

     The numbers in the table describe the fees and expenses that you may pay if you buy and hold Investor Shares in the fund.

                        ANNUAL FUND OPERATING EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)........          4.75%
Maximum Deferred Sales Charge (Load) .......................................................           -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions.........           -0-%
Redemption Fee(1)...........................................................................           -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(2)
 Management Fee.............................................................................          1.25%
 Distribution (12b-1) Fee(3)................................................................           .75%
 Other expenses(4)..........................................................................          1.25%
Total Annual Fund Operating Expenses(4).....................................................          3.25%
Expense Reimbursement(4)....................................................................          (.25)%
Net Expenses................................................................................          3.00%

-------------------------
1    The fund imposes a $9.00 charge only on redemptions by wire transfer.

2 The expenses and fees set forth in the table are estimates for the first full fiscal year of the fund and are expressed as a percentage of estimated average daily net assets during such period.

3 The Chapman Co., the fund's distributor, receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the fund attributable to the Investor Shares offered by this Prospectus. The Chapman Co. has voluntarily limited such fee to an aggregate of .50% (up to .25% service fee and .25% distribution fee) of average daily net assets until at least October 31, 2001. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond October 31, 2001.

4 Amount includes estimates of expenses for the first full fiscal year of the fund. CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 3.00% of average daily net assets until at least December 31, 2010. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2010.

     Because of the l2b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

     EXAMPLE. This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same exclusive of any expense limitation. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1 Year *.........................................................      $764
     3 Years *........................................................    $1,358

--------------------

* CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Investor Shares to 3.00% of average daily net assets until at least December 31, 2010.


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                DEM MULTI-MANAGER EQUITY FUND INVESTMENT PROGRAM


     This section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL STRATEGY

     The fund invests pursuant to the DEM Multi-Manager strategy in common stocks of growth companies without limitation as to the market capitalization of portfolio companies.

     To achieve the fund's investment objectives, the sub-advisors invest in a wide variety of types of portfolio companies and seek to identify those companies that are positioned for growth. Among other factors, the sub-advisors consider a company's above average earnings growth, high potential profit margins, innovative products, high quality management, and competitive advantage in making investment decisions. The fund retains maximum flexibility as to the types of investments it may make and is permitted to invest in portfolio companies with large, mid, small and micro market capitalizations. Some of these investments may involve the purchase of securities directly from portfolio companies in initial or other public offerings of their securities.

     Under normal circumstances, the fund will invest at least 65% of the value of its total assets in equity securities; however, the fund retains the flexibility to respond promptly to changes in market conditions. Accordingly, during periods when the sub-advisors believe a temporary defensive posture in the market is warranted, the fund has reserved the right to invest a significant proportion or all of its assets in cash (U.S. dollars) and/or invest any portion or all of its assets in high quality short-term debt securities and money market instruments. The decision to adopt a temporary defensive posture may be affected by such factors as market conditions generally, the sub-advisors' views on the direction of movement of the stock prices of specific targeted portfolio companies and other related factors. It is impossible to predict when or for how long the fund will employ defensive strategies, and to the extent it is so invested, the fund may not achieve its investment objectives. The fund will also invest in the instruments described above pending investment of the net proceeds of sales of its shares.

     While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933. The fund may also invest up to 10% of its assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

     Most of the fund's investments are in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets. To the extent the fund invests in companies with smaller market capitalizations, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin Board and the Pink Sheets.

OTHER INVESTMENT PRACTICES

     BORROWING MONEY AND PLEDGING ASSETS

     The fund can borrow up to 33% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

     OPTIONS

     Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

         The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the funds may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

         Options may not always be successful hedges and their prices can be highly volatile.

     SECURITIES LENDING/REPURCHASE AGREEMENTS

     The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

DEM MULTI-MANAGER EQUITY FUND SUB-ADVISORS

     The current sub-advisors of the DEM Multi-Manager Equity Fund are as follows:

              Charter Financial Group, Inc.
              1401 I Street, N.W, Suite 505
              Washington, D.C.  20005

     Charter Financial Group, Inc. was founded in 1995 and has approximately $148 million in assets under management as of December 31, 2000. The firm specializes in large-cap equity management with an investment philosophy of growth at a reasonable price. Susan Stewart and Thomas King are responsible for the day-to-day management of the funds' assets assigned to Charter Financial. Ms. Stewart is Chairman and President of Charter Financial and in the fourteen years prior to co-founding Charter Financial, she was a stockbroker with Merrill Lynch and Shearson Lehman Brothers and a Vice President with NationsBank and First Union Bank. Mr. King is Chief Investment Officer of Charter Financial and prior to co-founding the firm, he was an institutional portfolio manager with the Chase Manhattan Bank, PNC Bank, and First Union Bank. Mr. King is a Chartered Financial Analyst.

              CIC/HCM Asset Management, Inc.
              633 W. 5th Street, Suite 1180
              Los Angeles, CA  90071

     CIC Asset Management, Inc. was founded in 1989 and has approximately $637 million in assets under management as of December 31, 2000. The firm specializes in managing large-cap equity portfolios. Day-to-day management of the funds' assets assigned to CIC Asset Management is the responsibility of the firm's investment committee.

              Diaz-Verson Capital Investments, Inc.
              1200 Brookstone Centre Parkway
              Suite 105
              Columbus, GA  31909

     Diaz-Verson Capital Investments, Inc. was founded in 1991 and has approximately $250 million in assets under management as of December 31, 2000. The firm follows a value investing approach in the management of its individual and institutional equity portfolios. Day-to-day management of the funds' assets assigned to Diaz-Verson Capital is the responsibility of the firm's investment committee.

              EverGreen Capital Management
              10707 Pacific Street, Suite 201
              Omaha, NE  68114

     EverGreen Capital Management, Inc. was founded in 1989 and has approximately $34.9 million in assets under management as of December 31, 2000. The firm specializes in the management of institutional tax-exempt assets. Michael L. Green and Gary A. Barohn are responsible for the day-to-day management of the funds' assets assigned to EverGreen. Mr. Green is President and Chief Investment Officer and is the firm's portfolio manager. Mr. Green has 20 years experience in the financial services industry. Mr. Barohn is Senior Vice President and Director of Research of EverGreen. Mr. Barohn has 12 years experience in the financial services industry and is a Chartered Financial Analyst.

              GLOBALT, Inc.
              3060 Peachtree Road, NW
              One Buckhead Plaza, Suite 225
              Atlanta, GA  30305

     GLOBALT, Inc. was founded in 1990 and has approximately $1.9 billion in assets under management as of December 31, 2000. The firm invests exclusively in diversified portfolios of globally competitive U.S. companies. The day-to-day management of the funds' assets assigned to GLOBALT is the responsibility of the firm's investment committee.

              John Hsu Capital Group, Inc.
              767 Third Avenue, 18th Floor
              New York, NY  10017

     John Hsu Capital Group, Inc. was founded in 1991 and has approximately $333 million in assets under management as of December 31, 2000. The firm focuses on large capitalization companies utilizing a global, top-down growth/value approach. John Hsu Capital Group provides investment management services for domestic equity, global international equity, and domestic fixed income portfolios. John Hsu is Chairman and Chief Investment Officer and is responsible for the day-to-day management of the funds' assets assigned to the firm.

              The Kenwood Group, Inc.
              10 South LaSalle Street, Suite 3610
              Chicago, IL  60610

     The Kenwood Group, Inc. was founded in 1989 and has approximately $370 million in assets under management as of December 31, 2000. The firm employs a contrarian approach to its investment strategy. Day-to-day management of the funds' assets assigned to The Kenwood Group is the responsibility of the firm's investment committee.

              Union Heritage Capital Management, Inc.
              1642 First National Building
              Detroit, MI  48226

     Union Heritage Capital Management, Inc. was founded in 1990 and has approximately $150 million in assets under management as of December 31, 2000. The firm is a fixed income and equity investment advisor to corporate and public pension funds, trusts and estates. Derek T. Batts, James L. Bashaw, and Eric L. Small are responsible for the day-to-day management of the funds' assets assigned to Union Heritage. Mr. Batts is President and has served as the firms' portfolio manager since 1992. He also sits on the firm's investment committee. Mr. Bashaw is Director of Research of Union Heritage and has served on the firm's investment committee for the last eight years. Mr. Small is Vice President of Union Heritage and has served on the firm's investment committee for the last five years.

              Valenzuela Capital Partners, LLC
              1270 Avenue of the Americas, Suite 508
              New York, NY  10020

     Valenzuela Capital Partners LLC was founded in 1989 and has approximately $1.02 billion in assets under management as of December 31, 2000. The firm employs quantitative and qualitative analyses to identify stocks with the potential for significant appreciation over a three year period. Day-to-day management of the funds' assets assigned to Valenzuela Capital is the responsibility of the firm's investment committee.

              Zevenbergen Capital, Inc.
              601 Union Street, Suite 2434
              Seattle, WA  98101

     Zevenbergen Capital was founded in 1987 and has approximately $1.5 billion in assets under management as of December 31, 2000. The firm employs a fundamental, bottom-up approach, investing primarily in domestic growth companies. Nancy Zevenbergen and Brooke de Boutray are responsible for the day-to-day management of the funds' assets assigned to Zevenbergen Capital. Ms. Zevenbergen is President and oversees the firm's investment policy and portfolio management decisions. She is a Chartered Financial Analyst and has 13 years of investment experience. Ms. de Boutray is Vice President of Zevenbergen Capital and defines the investment policy in addition to selecting the firm's equity holdings. Ms. de Boutray is a Chartered Financial Analyst and has seven years of investment experience.

                           DEM MULTI-MANAGER BOND FUND

     The following summarizes key features of the DEM Multi-Manager Bond Fund.

INVESTMENT OBJECTIVE/GOAL

     The DEM Multi-Manager Bond Fund's investment portfolio will seek high current income with the potential for capital appreciation through investment in income securities such as preferred stock, bonds, debentures, notes mortgages, asset-backed securities and other similar securities.

PRINCIPAL INVESTMENT STRATEGY

     The fund invests pursuant to the DEM Multi-Manager strategy in debt securities without regard to the capitalization of the issuers thereof.

PRINCIPAL RISKS- YOU MAY LOSE MONEY.

     As with any fixed income mutual fund, the value of your investment will fluctuate in response to price movements in the bond market. Therefore you may lose money. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. The principal sources of risk for the fund are as follows:

     - INTEREST RATE RISK - The decline in bond prices that usually accompanies a rise in interest rates. Longer maturity bonds typically suffer greater declines than those with shorter maturities.

     - CREDIT RISK - The chance that a portfolio security could have its credit rating downgraded (due to such factors as changes in the issuer's financial situation) or that a bond issuer will default (the failure of an issuer to make timely payments of interest or principal), potentially reducing the fund's income level and share price. High quality bonds such as Treasury bonds and investment grade bonds have less credit risk than high-yield bonds (securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC" or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality). High yield bonds are speculative since their issuers are more vulnerable to financial setbacks and recession than more credit worthy companies and are often referred to in the financial press as "junk bonds." BBB-rated bonds (and especially split-rated ones) may have speculative elements as well. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads. The fund's credit risk is greater than that of a Treasury fund or one with all high-quality bonds, but less than a fund focusing entirely on high-yield bonds.

     - PREPAYMENT RISK - Asset-backed securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

     - NON-DIVERSIFIED STATUS - The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As non-diversified portfolios, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

     THERE ALSO EXIST PRINCIPAL RISKS THAT ARE COMMON TO ALL OF THE DEM FUNDS AND THAT ARE NOT LISTED HERE. PLEASE REFER TO "RISK FACTORS COMMON TO ALL FUNDS IN THIS PROSPECTUS. "

PERFORMANCE INFORMATION

     The fund has not yet commenced operations so performance information is not yet available.

FEES AND EXPENSES

     The numbers in the table describe the fees and expenses that you may pay if you buy and hold Investor Shares in the fund.

                        ANNUAL FUND OPERATING EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)..........      4.75%
Maximum Deferred Sales Charge (Load) .......................................................       -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions.........       -0-%
Redemption Fee(1)...........................................................................       -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(2)
 Management Fee.............................................................................      1.25%
 Distribution (12b-1) Fee(3)................................................................       .75%
 Other expenses(4)..........................................................................      1.25%
Total Annual Fund Operating Expenses(4).....................................................      3.25%

Expense Reimbursement(4)....................................................................      (.25)%
Net Expenses................................................................................      3.00%

---------------------
1    The fund imposes a $9.00 charge only on redemptions by wire transfer.

2 The expenses and fees set forth in the table are estimates for the first full fiscal year of the fund and are expressed as a percentage of estimated average daily net assets during such period.

3 The Chapman Co., the fund's distributor, receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the fund attributable to the Investor Shares offered by this Prospectus. The Chapman Co. has voluntarily limited such fee to an aggregate of .50% (up to .25% service fee and .25% distribution fee) of average daily assets until at least October 31, 2001. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond October 31, 2001.

4 Amount includes estimates of expenses for the first full fiscal year of the fund. CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 3.00% of average daily net assets until at least December 31, 2010. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2010.

     Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

     EXAMPLE. This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same exclusive of any expense limitation. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         1 Year *..........................................        $  764
         3 Years *.........................................        $1,358

------------------------

* CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Investor Shares to 3.00% of average daily net assets until at least December 31, 2010.


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                 DEM MULTI-MANAGER BOND FUND INVESTMENT PROGRAM

     This section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management.

The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGY

     The fund invests pursuant to the DEM Multi-Manager strategy in debt securities without regard to the capitalization of the issuers thereof.

     DEBT SECURITIES

     The fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the fund's sub-advisors. The fund may invest up to 35% of its net assets in lower grade fixed income securities commonly referred to as "junk bonds" which involve a high degree of risk and are predominantly speculative. To a limited extent, the fund may also invest in equity securities.

     Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

     U.S. Government Securities are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.

     Asset-Backed Securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

     Mortgage securities include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities. The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their prices highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk.

     Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings.

     Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real-estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

     EQUITY SECURITIES

     Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a portfolio company's financial condition and on overall market and economic conditions. The prices of smaller capitalization companies are especially sensitive to these factors.

OTHER INVESTMENT PRACTICES

     BORROWING MONEY AND PLEDGING ASSETS

     The fund can borrow up to 33% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

     OPTIONS

     Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

     The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the funds may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

     Options may not always be successful hedges and their prices can be highly volatile.

     SECURITIES LENDING/REPURCHASE AGREEMENTS

     The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

PORTFOLIO TURNOVER

     The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund may purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains which will adversely affect the fund's performance.

DEM MULTI-MANAGER BOND FUND SUB-ADVISORS

     The current sub-advisors of the DEM Multi-Manager Bond Fund are as follows:

              Hughes Capital Management, Inc.
              315 Cameron Street
              Alexandria, VA  22314

     Hughes Capital Management, Inc. was founded as a fixed income investment advisor in August 1993. The firm is dedicated exclusively to providing fixed income portfolio management and advisory services to private sector and public funds. Hughes has approximately $840 million in assets under management as of December 31, 2000. The portfolio managers assigned to the fund are Frankie D. Hughes, principal and Chief Investment Officer, who has over 21 years professional investment experience and Charles L. Curry, Jr., Portfolio Manager, who has 13 years of professional investment experience. Prior to forming Hughes Capital Management, Inc. in 1993, Ms. Hughes was Director of Asset Management and a member of the Investment Policy Committee for WR Lazard & Co. Prior to joining Hughes in April 1998, Mr. Curry was a member of a five-person investment team that managed a $5 billion total return bond portfolio at Sovran Capital Management, a wholly-owned subsidiary of NationsBank.

              MDL Capital Management, Inc.
              225 Ross Street, 3rd Floor
              Pittsburgh, PA  15219

     MDL Capital Management, Inc. was founded as a fixed income investment advisor in 1993 and has approximately $2.3 billion in assets under management as of December 31, 2000. MDL uses a disciplined team approach to actively manage its portfolios. Day to day management of the fund's assets assigned to MDL is the responsibility of MDL's investment committee.

              NCM Capital Management Group, Inc.
              103 W. Main Street, Suite 400
              Durham, NC  27701-3638

     NCM Capital Management Group, Inc. was founded in 1986, has been a fixed income investment advisor since 1987 and has approximately $6.0 billion in assets under management as of December 31, 2000. NCM provides equity, fixed income and balanced portfolio management services to over sixty-five clients representing all sectors of the institutional investment management industry, including acting as sub-advisor to investment companies registered under the Investment Company Act of 1940. The portfolio manager assigned to the fund is Paul Van Kampen, NCM's Director of Fixed Income, who has over six years experience with NCM Capital Management in providing fixed income investment advice. Prior to joining NCM, Mr. Van Kampen was Executive Director of Aon Advisors, Inc. for eight years.

              Seix Investment Advisors, Inc.
              388 Market Street, Suite 500
              San Francisco, CA  94111

     Seix Investment Advisors, Inc. was founded as a fixed income investment advisor in 1992 and has approximately $8.1 billion in assets under management as of December 31, 2000. Seix is an opportunistic, bottom-up, value manager that invests in the U.S.

fixed income market. Day to day management of the fund's assets assigned to Seix is the responsibility of Seix `s investment committee.

                    RISK FACTORS APPLICABLE TO ALL DEM FUNDS

     In addition to the risks discussed in the description of each fund, the following risk factors are common to all of the DEM Funds:

OPTIONS RISK

     Each of the DEM Funds may invest up to 15% of its total assets, represented by the premium paid, in the purchase of options in respect of specific securities in which such fund may invest. The principal reason for writing options is to realize, through the receipt of premiums, a greater return than would be realized on portfolio securities alone. The use of options involves certain investment risks and transaction costs. These risks include: dependence on the ability of CCM and sub-advisors, in the case of the DEM Multi-Manager Funds, to predict movements in the prices of individual securities (except DEM Index Fund), fluctuations in the securities markets in general and movements in interest rates; imperfect correlation between movements in the price of options and movements in the price of the security or securities hedged or used for cover; the fact that skills and techniques needed to trade options are different from those needed to select securities in which the funds invest; and lack of assurance that a liquid secondary market will exist for any particular option at any particular time.

DERIVATIVE RISK

     The funds may hold derivative securities to hedge or enhance a particular type of exposure, such as to rising or falling interest rates. Since some derivatives are unusually volatile, a small position can cause a significant loss.

LEVERAGE RISK

     The funds may borrow to invest in additional securities. The use of borrowings may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the funds borrow or otherwise use leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the funds will cause the net asset value of the funds' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the funds, the net asset value of the funds' shares will decrease faster than would otherwise be the case. To reduce these risks, with the exception of the DEM Index Fund, each of the funds will limit its borrowings to 33 1/3% of the value of such fund's total assets. If any of the funds' asset coverage for borrowings falls below 300%, the fund will take prompt action to reduce its borrowings. The DEM Index Fund will limit its borrowings to 5% of the value of its total assets. Each fund may also borrow an additional 5% of its total assets without regard to the limitation for bank borrowings.

LIQUIDITY RISK

     NOT APPLICABLE TO DEM INDEX FUND

     Because, with the exception of the DEM Index Fund, each fund is permitted to invest up to 15% of its net assets in illiquid securities, the funds are also subject to liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and price that the fund would like. Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Illiquid Securities may involve a high degree of business and financial risk and may result in substantial losses. These securities are less liquid than publicly traded securities, and the fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Therefore the fund may have to accept a lower price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management and performance.

POTENTIAL CONFLICT OF INTEREST

     The funds may utilize the funds' distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, and broker-dealer affiliates of sub-advisors of the DEM Multi-Manager Funds in connection with the purchase or sale of portfolio securities in certain circumstances. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of The Chapman Funds, Inc., is also the President and Chairman of the Board of Directors of eChapman.com, Inc. and its indirect wholly-owned subsidiaries, The Chapman Co. and CCM. Mr. Chapman owns a majority of the outstanding voting securities of eChapman.com, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the funds' behalf by The Chapman Co. Similar potential conflicts of interest may arise with respect to the use of affiliates of sub-advisors for the purchase or sale of portfolio securities. The Board of Directors has adopted procedures in compliance with the 1940 Act to address such potential conflicts. Furthermore, at least 40% of the members of Board of Directors of The Chapman Funds, Inc. must be disinterested under the 1940 Act.

                                  YOUR ACCOUNT

PURCHASING SHARES

     You may purchase shares of the funds by mail, by telephone, by bank wire, by automatic investment from your bank account or through your broker-dealer or bank. The funds require a minimum initial investment of $25, and minimum subsequent investments of $25. Each fund reserves the right to vary its initial investment minimum and minimums for subsequent investments at any time.

     In addition, you may also purchase shares by exchanging shares of one DEM fund for shares in other DEM funds if the exchange is to an existing account and both accounts are registered in the same name. Exchanges are subject to the $25 minimum investment.

BY MAIL

     To make an initial investment, send your application for the appropriate fund and check to:

                             Investor Shares (Insert appropriate fund name)
              --------------
              c/o PFPC, Inc.
              211 S. Gulph Road
              P.O. Box 61767
              King of Prussia, PA  19406

              DEM Index Fund Investor Shares
              DEM Multi-Manager Equity Fund Investor Shares
              DEM Multi-Manager Bond Fund Investor Shares

     To make a subsequent investment in an existing account, send the stub from your account statement and your check to:

              PFPC, Inc.
              211 S. Gulph Road
              P.O. Box 61767
              King of Prussia, PA  19406

BY WIRE

         To make a same day wire investment, call (800) 441-6580 by 12 noon (Eastern Time).

     The following information will be required to open an account:

     -    Name and address for account registration

     -    Tax identification number

     -    Amount of wire transfer

     -    Name of bank

         Call your bank with instructions to transmit funds to:

              Boston Safe Deposit & Trust
              ABA # 011001234
              Credit:  (Insert name of Fund)
              Account #:  000795
              FBO:  (Insert shareholder name and account number)

     Your bank may charge a wire fee.

     To open a new account, you should mail your completed application to The Chapman Funds, Inc.

BY AUTOMATIC INVESTMENT

     You may purchase shares of the funds through our "Automatic Investment Option" by completing the "Automatic Investment Option" section of the investment application. The Automatic Investment Option provides a convenient method by which investors may have monies deducted directly from their checking, savings, or bank money market accounts for investment in the funds. The minimum investment is $25 per month. We will debit the account designated in the specified amount, on the date indicated, and you will receive fund shares credited to your account. You may only designate an account maintained at a domestic financial institution which is an Automated Clearing House member for the Automatic Investment Option. The funds may alter, modify or terminate this Plan at any time.

THROUGH A BROKER-DEALER, BANK OR BANK AND TRUST DEPARTMENT

     To have a broker-dealer, bank or bank and trust department initiate a purchase of shares of a fund, complete the "Investment Dealer Information" section of the investment application.

     A fund may accept telephone orders from broker-dealers or service organizations that it has previously approved.

     Your broker-dealer, bank or bank and trust department may charge you a fee for this service.

BY EXCHANGE

     To request an exchange of shares of one fund into shares of another fund offered by The Chapman Funds, Inc. call (800) 441-6580 or send a written request to:

                             Investor Shares (Insert appropriate fund name)
              --------------
              c/o PFPC, Inc.
              211 S. Gulph Road
              P.O. Box 61767
              King of Prussia, PA  19406

              DEM Index Fund Investor Shares
              DEM Multi-Manager Equity Fund Investor Shares
              DEM Multi-Manager Bond Fund Investor Shares

     NOTE: AN EXCHANGE MUST BE MADE BY MAIL IF A NEW ACCOUNT MUST BE OPENED OR THE ACCOUNTS ARE NOT IDENTICALLY REGISTERED.

IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES

     - If you exchange shares of one fund for shares of another fund by telephone, we will register the new shares in the same manner as the shares for which they were exchanged.

     - A fund may change or cancel exchange policies at any time, upon 60 days' notice to stockholders and can terminate the telephone exchange privilege at any time.

     - An exchange of shares is treated like a sale of those shares; therefore you may realize capital gain or loss for federal income tax purposes when shares are exchanged.

     - Exchanges will be required to meet the minimum initial investment requirement of each fund.

HOW SALES CHARGES ARE CALCULATED

     Sales charges on purchases of shares of a fund are calculated as follows:

                                                                              TOTAL SALES LOAD
                                                                 --------------------------------------------
                                                                                                 DEALER'S
                                                                                               REALLOWANCE
                                                                  AS A % OF     AS A % OF       AS A % OF
                                                                  OFFERING         YOUR         OFFERING
AMOUNT OF TRANSACTION                                               PRICE       INVESTMENT        PRICE
                                                                    -----       ----------        -----
Less than $50,000............................................        4.75%        4.97%            4.25%
$50,000 to $99,999.99........................................        4.25%        4.46%            3.75%


$100,000 to $249,999.99......................................        3.75%        3.88%            3.25%
$250,000 to $499,999.99......................................        3.25%        3.38%            3.00%
$500,000 to $749,999.99......................................        2.75%        2.81%            2.50%
$750,000 to $999,999.99......................................        2.25%        2.32%            2.00%
$1,000,000 and above.........................................        1.25%        1.28%            1.00%

     The sales charge schedule applies to single purchases and to purchases made under a letter of intent and pursuant to the rights of accumulation, both of which are described below. The funds' distributor, The Chapman Co., will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with The Chapman Co. The Chapman Co. may change these dealer concessions from time to time, as well as offer incentives to dealers allowing such dealers to retain an additional portion of the sales load.

SALES CHARGE REDUCTIONS

     There are two ways you can combine multiple purchases of shares of one of the funds to take advantage of the breakpoints in the sales charge schedule.

     - RIGHT OF ACCUMULATION--lets you add the value of any shares you already own to the amount of your next investment for purposes of calculating the sales charge. You must notify the fund's transfer agent at the time of purchase to qualify for reduced sales loads.

     - LETTER OF INTENT--lets you purchase shares of the funds over a 13-month period and receive the same sales charge as if all the shares of each fund had been purchased at once. A minimum initial purchase of $5,000 of a single fund is required.

     To use either of these methods, contact PFPC, Inc. (the funds' transfer agent; "PFPC").


DISTRIBUTION PLAN


     The funds have adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the funds pay The Chapman Co. a stockholder service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fees paid by the funds are detailed in the Fund Expenses sections of this prospectus.

     Because these fees are paid out of the funds' assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

REDEEMING SHARES

     You may redeem your shares at any time by mail, by telephone or by wiring instructions (which must include the stockholder's name and account number.)

     You may also redeem your shares through certain brokers, financial institutions or service organizations, banks and bank and trust departments. These third parties may charge you a transaction fee or other fee for their services at the time of redemption.

     HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

     If PFPC receives your request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to you by mail or by wire. There is a $9.00 charge for redemptions by wire, which will be deducted from your redemption proceeds.

     Under certain circumstances and when deemed by a fund to be in its best interest, PFPC may not send you your proceeds for up to seven days after they receive your sale or exchange request.

     If you redeem shares that you just purchased and paid for by check, PFPC will process your redemption request but will generally delay sending you the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

     REDEMPTIONS OVER $250,000

     Large sales can adversely affect the ability of a fund to implement its investment strategies by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem more than $250,000, or your sale amounts to more than 1% of net assets, in any one fund, the affected fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from such fund's portfolio.

KEEPING YOUR ACCOUNT OPEN

     Due to the relatively high cost to the funds of maintaining small accounts, we ask you to maintain an account balance of at least $25. If your account balance is below $25, we have the right to close your account after giving you 60 days in which to increase your balance.

HOW AND WHEN SHARES ARE PRICED

     The share price (also called "net asset value" or "NAV") for each fund is generally calculated at 4 p.m. (Eastern Time) each day the New York Stock Exchange is open for business. To calculate the NAV of the investor shares, the investor shares' pro rata share of fund assets is valued and totaled, the investor shares' pro rata share of fund liabilities is subtracted, and the balance, called net assets, is divided by the number of investor shares outstanding. In general, the funds' assets are valued at their market price.

HOW YOUR PURCHASE OR REDEMPTION PRICE IS DETERMINED

     If PFPC receives your request to purchase, redeem or exchange shares in a fund in the correct form by 4 p.m. (Eastern Time) we will price your transaction at that day's NAV. If PFPC receives your request after 4 p.m., we will price your transaction at the next business day's NAV.

     NOTE: THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED AND THE TIME UNTIL WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NEW YORK STOCK EXCHANGE CLOSES AT A TIME OTHER THAN 4 P.M.

                             DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

     Dividend distributions are reinvested in additional fund shares in your account unless you select another option on your investment application. The advantage of reinvesting distributions arises from compounding, that is, you receive income dividends and capital gain distributions on a rising number of shares.

     - Each of the funds calculates its dividends, if any, from its net investment income. Net investment income includes interest accrued and dividends earned on the fund's portfolio securities for the applicable period less applicable expenses.


     - (NOT APPLICABLE TO DEM MULTI-MANAGER BOND FUND) Each fund declares dividends, if any, from its net investment income quarterly.


     - (APPLICABLE ONLY TO DEM MULTI-MANAGER BOND FUND) The fund declares dividends from net investment income daily to stockholders of record as of 12 noon (Eastern Time) on that day. The fund will also credit stockholders with a dividend on the business day on which a purchase order for the shares is effective, provided that you notify the fund of your intention to invest by 12 noon and the fund receives a wire payment by 4 p.m.

     - Each fund distributes net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

     -    Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

     You need to be aware of the possible tax consequences when:

     - You redeem fund shares, including an exchange from one fund to another.

     -    The fund makes a distribution to your account.

     TAXES ON REDEMPTIONS

     When you redeem shares in one of the funds, you may realize a gain or loss. An exchange from the fund to another fund is still a redemption for tax purposes.

     After the end of the calander year, we will send you a Form 1099-B for each fund in which you redeemed shares during the year indicating the date and amount of each redemption made in the fund during the prior year. We will also report this information to the IRS.

     TAXES ON DISTRIBUTIONS

     Distributions are taxable whether reinvested in additional shares or received in cash. Distributions from a fund's long-term capital gains may qualify as capital gains and may be taxed at preferential income tax rates. Dividends from other sources are generally taxed as ordinary income.


     After the end of the calendar year, we will send you a Form 1099-DIV for each fund in which you owned shares during the year indicating the tax status of any dividend and capital gain distributions made to you. We will also report this information to the IRS. Distributions made by a fund are generally taxable to you for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.


                                   MANAGEMENT

THE INVESTMENT ADVISOR

     Chapman Capital Management, Inc., CCM, serves as the investment advisor to each of the funds pursuant to a separate advisory and administrative services agreement with each fund. CCM was established in 1988 and is located at the World Trade Center - Baltimore, Suite 2800, 401 East Pratt Street, Baltimore, Maryland 21202.

     CCM has been an investment advisor since 1988. CCM served as the investment advisor of DEM, Inc., a closed-end company that invested in DEM securities from 1995 until its dissolution in 1998, and currently serves as the investment advisor for the DEM Equity Fund, The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund. The Chapman Institutional Cash Management Fund is not currently active. In addition, CCM serves as portfolio manager to a private fund and private accounts. As of December 31, 2000, CCM had approximately $620 million in assets under management.

     CCM provides investment advice to the funds and, in general, conducts the management and investment programs of the funds in accordance with each fund's investment objectives, policies and restrictions.

THE MANAGEMENT FEE

     Each of the funds pays CCM an annual advisory fee and administration fee, based on the following percentages of the fund's average daily net assets:


                                                                        ADVISORY       ADMINISTRATION
                                                                        --------       --------------
         DEM Index Fund..........................................          .90%              .15%
         DEM Multi-Manager Equity Fund...........................         1.25%              .15%
         DEM Multi-Manager Bond Fund.............................         1.25%              .15%

PORTFOLIO MANAGEMENT

     Nathan A. Chapman, Jr. has been the president of CCM since 1988 and is primarily responsible for the management of the funds' assets and, with respect to the DEM Multi-Manager Funds, the selection and supervision of sub-advisors.

     Mr. Chapman has served as President and Chairman of the Board of Directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co., the funds' distributor, in 1987 and has been its President since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. Since 1999, Mr. Chapman has also served as President and Chairman of the Board of Directors of eChapman.com, Inc. an Internet portal designed for the DEM community. As Mr. Chapman is the president of an investment banking firm, asset management firm and Internet portal, he does not devote his full time to the management of the funds' portfolios.

LEGAL PROCEEDINGS

     CCM and The Chapman Co. are involved from time to time in various legal proceedings and claims incident to the normal conduct of their businesses. CCM and The Chapman Co. believe that such legal proceedings and claims, individually and in the aggregate, are not likely to have a material adverse effect on the fund or the ability of CCM and The Chapman Co. to perform their obligations under their respective agreements with the funds.

DISTRIBUTION

     The Chapman Co., an affiliated broker-dealer of CCM and the funds, distributes (sells) shares of all of the DEM funds.

BROKERAGE

     In placing portfolio trades, CCM may use The Chapman Co. and, with respect to the DEM Multi-Manager Funds, the sub-advisors may use broker dealers with whom they are affiliated, but only when the CCM or the respective sub-advisor believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

STOCKHOLDER SERVICES


     PFPC serves as the funds' transfer and dividend paying agent and accounting agent and provides stockholder services, including record-keeping, and stockholder statements, distribution of dividends and processing of purchase and redemption requests. Stockholder inquiries should be addressed to:

                                   PFPC, Inc.
                                211 S. Gulph Road
                                 P.O. Box 61767
                           King of Prussia, PA 19406.
                                 (800) 441-6580

CUSTODIAN

     UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as the custodian for the funds' portfolio securities.

INSTITUTIONAL SHARES

     The funds offer a separate class of shares, Institutional Shares, to institutional investors through a separate prospectus. Individual investors may purchase Institutional Shares only through institutional stockholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries. Investor Shares, offered by this prospectus, and Institutional Shares represent equal pro rata interests in a fund's common investment portfolio and calculate net asset value and performance quotations in the same manner. However, Institutional Shares are sold without a sales load and may have different sales charges and other expenses, which can be expected to affect performance. Both classes will share proportionately in the investment income and expenses of a fund, except that the per share dividends of Investor Shares will differ from the per share dividends of Institutional Shares as a result of additional distribution expenses applicable to Investor Shares. Investor Shares and Institutional Shares have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

                                                                      APPENDIX A

     DEM INDEX
     Component Securities--October 31, 2000


----------------------------------------------------------------------------------------------------------------------------------
TICKER           NAME                                              TICKER         NAME
----------------------------------------------------------------------------------------------------------------------------------

ACCL             ACCELERATED NETWORKS COM                          ITWO           12 TECHNOLOGIES INC
----------------------------------------------------------------------------------------------------------------------------------
ALSI             ADVANTAGE LEARNING SYS INC                        ICUI           ICU MEDICAL INC
----------------------------------------------------------------------------------------------------------------------------------
ADVS             ADVENT SOFTWARE INC                               IGTE           IGATE CAPITAL CORPORATION
----------------------------------------------------------------------------------------------------------------------------------
ACOM             AGENCY COM LTD COM                                IMAN           IMANAGE INC COM
----------------------------------------------------------------------------------------------------------------------------------
AKRN             AKORN INC COM                                     IMRS           IMRGLOBAL CORP
----------------------------------------------------------------------------------------------------------------------------------
ALSC             ALLIANCE SEMICONDUCTOR CORP                       INFA           INFORMATICA CORP
----------------------------------------------------------------------------------------------------------------------------------
AWK              AMERICAN WTR WKS INC COM                          INSP           INFOSPACE COM INC
----------------------------------------------------------------------------------------------------------------------------------
AMKR             AMKOR TECHNOLOGY INC COM                          IUSA           INFOUSA INC
----------------------------------------------------------------------------------------------------------------------------------
ATGN             ANTIGEN COMMUNICATIONS INC                        ITIG           INTELLIGROUP INC
----------------------------------------------------------------------------------------------------------------------------------
APAT             APA OPTICS INC                                    IBOC           INTL BANCSHARES CORP
----------------------------------------------------------------------------------------------------------------------------------
APNT             APPNET INC                                        KEYN           KEYNOTE SYSTEMS INC
----------------------------------------------------------------------------------------------------------------------------------
ARSC             ARIS CORP/WA                                      KMAG           KOMAG INC
----------------------------------------------------------------------------------------------------------------------------------
ARTG             ART TECHNOLOGY GROUP COM                          LSCC           LATTICE SEMICONDUCTOR CORP
----------------------------------------------------------------------------------------------------------------------------------
ASDV             ASPECT DEVELOPMENT INC                            MRBA           MARIMBA INC
----------------------------------------------------------------------------------------------------------------------------------
CGO              ATLAS AIR INC                                     MSO            MARTHA STEWART LIVING OMNIMD
----------------------------------------------------------------------------------------------------------------------------------
ADSK             AUTODESK INC                                      MTZ            MASTEC INC
----------------------------------------------------------------------------------------------------------------------------------
AVNT             AVANT CORP                                        MAST           MASTECH CORP
----------------------------------------------------------------------------------------------------------------------------------
BVSN             BROADVISION INC                                   MIGI           MERIDIAN INS GROUP INC
----------------------------------------------------------------------------------------------------------------------------------
CATS             CATALYST SEMICONDUCTOR                            MERX           MERIX CORP COM
----------------------------------------------------------------------------------------------------------------------------------
CATY             CATHAY BANCORP                                    MOVA           MOVADO GROUP INC
----------------------------------------------------------------------------------------------------------------------------------
CLN              CELSION CORPORATION COM                           NPK            NATIONAL PRESTO INDS INC
----------------------------------------------------------------------------------------------------------------------------------
CWLD             CROSSWORLDS SOFTWARE COM                          NATR           NATURES SUNSHINE PRODS INC
----------------------------------------------------------------------------------------------------------------------------------
CBSI             COMPLETE BUSINESS SOLUTIONS                       NFF            NEFF CORP
----------------------------------------------------------------------------------------------------------------------------------
CYSV             CYSIVE INC                                        NMGC           NEOMAGIC CORP
----------------------------------------------------------------------------------------------------------------------------------
DK               DONNA KARAN INTL INC                              NEO            NEOPHARM INC
----------------------------------------------------------------------------------------------------------------------------------
DORL             DORAL FINANCIAL CORP                              NTCR           NETCREATIONS INC COM
----------------------------------------------------------------------------------------------------------------------------------
DSET             DSET CORP                                         NGRU           NETGURU
----------------------------------------------------------------------------------------------------------------------------------
EGAN             EGAIN COMMUNICATIONS                              NTIQ           NETIQ CORP COM
----------------------------------------------------------------------------------------------------------------------------------
ELBO             ELECTRONICS BOUTIQUE HLDG CP                      NTCT           NETSCOUT SYS INC COM
----------------------------------------------------------------------------------------------------------------------------------
EMBT             EMBARCADERO TECH INC COM                          NTWK           NETSOL INTERNATIONAL COM
----------------------------------------------------------------------------------------------------------------------------------
EVC              ENTRA VISION COMMUNCTNS CL A                      NWKC           NETWORK COMMERCE INC
----------------------------------------------------------------------------------------------------------------------------------
ESST             ESS TECHNOLOGY INC                                NUFO           NEW FOCUS INC COM
----------------------------------------------------------------------------------------------------------------------------------
ETH              ETHAN ALLEN INTERIORS INC                         NMTC           NUMERICAL TECHNOLOGIES COM
----------------------------------------------------------------------------------------------------------------------------------
FBCE             FIBERCORE INC COM                                 NVDA           NVIDIA CORP
----------------------------------------------------------------------------------------------------------------------------------
FBP              FIRST BANCORP P R                                 OAKT           OAK TECHNOLOGY INC
----------------------------------------------------------------------------------------------------------------------------------
FBP              FIRSTBANK PUERTO RICO                             OAOT           OAO TECHNOLOGY SOLUTIONS INC
----------------------------------------------------------------------------------------------------------------------------------
FHRX             FIRST HORIZON PHARMACE COM                        OMGA           OMEGA RESEARCH INC
----------------------------------------------------------------------------------------------------------------------------------
FISB             FIRST INDIANA CORP                                OMKT           OPEN MARKET
----------------------------------------------------------------------------------------------------------------------------------
GBCB             GBC BANCORP/CA                                    OFG            ORIENTAL FINANCIAL GROUP INC
----------------------------------------------------------------------------------------------------------------------------------
GMST             GEMSTAR INTERNATIONAL GROUP                       FIBROLD        OSICOM TECHNOLOGIES INC
----------------------------------------------------------------------------------------------------------------------------------
GNLB             GENELABS TECHNOLOGIES INC                         PCCC           PC CONNECTION INC
----------------------------------------------------------------------------------------------------------------------------------
GDW              GOLDEN WEST FINANCIAL CORP                        PDX            PEDIATRIX MEDICAL GROUP
----------------------------------------------------------------------------------------------------------------------------------
GBTVK            GRANITE BROADCASTING                              PSEM           PERICOM SEMICONDUCTOR CORP
----------------------------------------------------------------------------------------------------------------------------------
HABK             HAMILTON BANCORP                                  PCLE           PINNACLE SYS INC COM
----------------------------------------------------------------------------------------------------------------------------------
HOLL             HOLLYWOOD.COM INC CL A                            BPOP           POPULAR INC
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
TICKER           NAME                                              TICKER         NAME
----------------------------------------------------------------------------------------------------------------------------------
QADI             QUAD INC                                          SYNT           SYNTEL INC
----------------------------------------------------------------------------------------------------------------------------------
PASA             QUEPASA.COM INC                                   TNOX           TANOX INC COM
----------------------------------------------------------------------------------------------------------------------------------
RGFC             R&G FINANCIAL CORP - CL B                         TSYS           TELECOMMUNICATION SYS CL A
----------------------------------------------------------------------------------------------------------------------------------
ROIA             RADIO ONE INC                                     TR             TOOTSIE ROLL INDS
----------------------------------------------------------------------------------------------------------------------------------
RENG             RESEARCH ENGINEERS INC                            TRID           TRIDEN MICROSYSTEMS INC
----------------------------------------------------------------------------------------------------------------------------------
SAGI             SAGE INC                                          TRPH           TRIPATH TECHNOLOGY INC COM
----------------------------------------------------------------------------------------------------------------------------------
SLTC             SELECTICA INC COM                                 UMB            UNITED MISSOURI BANK
---------------------------------------------------------------------------------------------------------------------------------
SPNW             SHOPNOW.COM INC                                   UVN            UNIVISION COMMUNICATIONS INC
----------------------------------------------------------------------------------------------------------------------------------
SIEB             SIEBERT FINL CORP COM                             VONE           V-ONE CORP COM
----------------------------------------------------------------------------------------------------------------------------------
SIGM             SIGMA DESIGNS INC                                 VALU           VALUE LINE INC
----------------------------------------------------------------------------------------------------------------------------------
SLAB             SILICON LABORATORIES COM                          VIAD           VIADOR INC
----------------------------------------------------------------------------------------------------------------------------------
SSTI             SILICON STORAGE TECHNOLOGY                        VITR           VITRIA TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------------------
SNWL             SONICWALL INC COM                                 WAC            WARNACO GROUP INC - CL A
----------------------------------------------------------------------------------------------------------------------------------
SBSA             SPANISH BROADCASTING SYS INC                      WTSLA          WET SEAL INC - CL A
----------------------------------------------------------------------------------------------------------------------------------
SPLT             SPLITROCK SERVICES INC                            WEBX           WEBEX INC COM
----------------------------------------------------------------------------------------------------------------------------------
STRM             STARMEDIA NETWORK INC
----------------------------------------------------------------------------------------------------------------------------------
STGC             STARTEC GLOBAL COMMUNICATIONS
----------------------------------------------------------------------------------------------------------------------------------
SRTI             SUNRISE TELECOM INC COM
----------------------------------------------------------------------------------------------------------------------------------

     A STATEMENT OF ADDITIONAL INFORMATION WHICH CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. FURTHER INFORMATION ABOUT MARKET CONDITIONS AND THE FUNDS' INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR ARE AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL STOCKHOLDER REPORTS. TO OBTAIN FREE COPIES OF ANY OF THESE DOCUMENTS, CALL (800) 752-1013. FOR STOCKHOLDER INQUIRIES, CALL THE CHAPMAN CO. AT (800) 752-1013 OR PFPC, INC. AT (800) 441-6580.

     FUND REPORTS AND STATEMENTS OF ADDITIONAL INFORMATION ARE ALSO AVAILABLE FROM THE SECURITIES AND EXCHANGE COMMISSION BY SENDING AN ELECTRONIC REQUEST TO publicinfo@sec.gov; BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009 (YOU WILL BE CHARGED A DUPLICATING FEE); BY VISITING THE SEC'S PUBLIC REFERENCE ROOM (CALL (202) 942-8090 FOR HOURS OF OPERATION); OR BY CONSULTING THE SEC'S WEB SITE AT www.sec.gov.

                  ---------------------------------------------

[LOGO]                               THE
                                     CHAPMAN
                                     FUNDS
                                     A MEMBER OF THE CHAPMAN GROUP OF
                                     COMPANIES





                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, SUITE 2800
                            BALTIMORE, MARYLAND 21202
                                 (800) 752-1013

                           1940 ACT FILE NO. 811-5697
================================================================================




                                     [LOGO]






                                 DEM INDEX FUND
                           DEM MULTI-MANAGER FOND FUND
                          DEM MULTI-MANAGER EQUITY FUND
                                 INVESTOR SHARES


                               A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                   OPPORTUNITY









--------------------------------------------------------------------------------
                                   PROSPECTUS
--------------------------------------------------------------------------------

                                     [LOGO]



                             The Chapman Funds, Inc.
                                   Prospectus
                                February 28, 2001



                                 DEM INDEX FUND
                           DEM MULTI-MANAGER BOND FUND
                          DEM MULTI-MANAGER EQUITY FUND
                              INSTITUTIONAL SHARES





         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         Domestic Emerging Markets-Registered Trademark- and
DEM-Registered Trademark- are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-, and DEM Equity-TM- are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                TABLE OF CONTENTS

OVERVIEW OF DEM STRATEGY.......................................................3

DEM INDEX FUND.................................................................5

OVERVIEW OF DEM MULTI-MANAGER STRATEGY........................................12

DEM MULTI-MANAGER EQUITY FUND.................................................13

DEM MULTI-MANAGER BOND FUND...................................................22

RISK FACTORS APPLICABLE TO ALL DEM FUNDS......................................30

YOUR ACCOUNT..................................................................32

DISTRIBUTIONS AND TAXES.......................................................36

MANAGEMENT....................................................................37

WHY READING THIS PROSPECTUS IS IMPORTANT

         This prospectus explains the objectives, risks and strategies of each of Chapman's DEM funds. Reading the prospectus will help you to decide which DEM funds, if any, are the right investments for you. We suggest that you keep it for future reference.

                            OVERVIEW OF DEM STRATEGY

APPLICABLE TO:

DEM INDEX FUND

         The Domestic Emerging Markets, or DEM, Strategy consists of investing in companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories. We refer to these companies as DEM companies. We believe that DEM companies have not historically received the attention of mainstream securities analysts and investment advisors. We also believe that the DEM segment includes many companies whose growth potential is not fully represented in the prices of their securities.

         The Chapman Co., our distributor, has identified approximately 200 DEM companies. We call this group of DEM companies the DEM Universe. In determining whether a specific company is "controlled" by African Americans, Asian Americans, Hispanic Americans or women, and therefore, in the DEM Universe, the following criteria, called the DEM Profile, are used:

         - At least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups and

         - At least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

PRINCIPAL RISK OF DEM STRATEGY

         MARKET RISK

         The DEM funds may experience market risk. Market risk is the risk that a particular stock in a fund's portfolio, the portfolio itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

         -      General stock market movements
         -      Changes in the financial condition of an issuer or an industry
         -      Changes in perceptions about an issuer or an industry
         -      Interest rate and inflation
         -      Governmental policies and litigation
         -      Purchases and sales of securities by a fund

                  GROWTH-ORIENTED INVESTING

         Because the DEM strategy involves investments in growth-oriented companies, the volatility of a fund following the DEM strategy may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore you may lose money over short or even long periods.

         EMERGING MICRO-CAP AND SMALL-CAP COMPANIES

         Because the DEM strategy involves substantial investments in securities of emerging small-cap and micro-cap companies, you should be aware that investing in such companies involves greater risk than is customarily associated with more established companies. As compared to securities of larger companies, securities of emerging small-cap and micro-cap companies may:

         -      Be subject to more abrupt or erratic price movements
         - Have limited products lines and lack established markets for products and services
         -      Have more limited financial resources
         -      Have less depth of management experience

         Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. In addition, micro- and small-capitalization companies may not be well known to the investing public or securities analysts, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Because the capitalizations of micro-capitalization companies are even smaller than the capitalizations of small-capitalization companies, the risks described above can be expected to have a larger effect on micro-capitalization companies than on small-capitalization companies. Accordingly, micro-capitalization companies can be expected to be highly volatile and very risky.

         THERE ALSO EXIST RISKS THAT ARE COMMON TO ALL OF THE DEM FUNDS AND THAT ARE NOT LISTED HERE. PLEASE REFER TO "RISK FACTORS COMMON TO ALL FUNDS IN THIS PROSPECTUS."

                                 DEM INDEX FUND

         The following summarizes key features of the DEM Index Fund.

INVESTMENT OBJECTIVE

         The fund seeks to match the performance of a benchmark index that measures the return of DEM Companies.

PRINCIPAL INVESTMENT STRATEGY

         The fund employs a passive management strategy designed to track the performance of the DEM Index. The fund invests in the stocks that comprise the index.

PRINCIPAL RISKS - YOU MAY LOSE MONEY.

         INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE
A COMPLETE INVESTMENT PROGRAM AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK ADVERSE INVESTORS.

NON-DIVERSIFIED STATUS

         The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified fund, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

         For other principal risks, see "DEM Strategy - Principal Risks" and "Risk Factors Common to All DEM Funds."

PERFORMANCE INFORMATION

         The bar chart shows the fund's Institutional Shares actual performance during the year ended December 31, 2000, its only complete calendar year since inception. An expense limitation was in effect during the periods presented. If the expense limitation had not been in effect, returns would have been less than those shown. The fund can experience short-term performance swings, as shown below by the best and worst calendar quarter returns during the year depicted in the bar chart. Of course, the fund's past performance is no guarantee of its future returns.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED BAR CHART GRAPHIC

        ------------------------------------------------------------
                  YEAR               CALENDAR YEAR RETURN
        ------------------------------------------------------------



                                       5

                  2000                      -38.28%
        ------------------------------------------------------------

                                        QUARTER              TOTAL
                                         ENDED              RETURN
               Best Quarter            3/31/2000            10.72%
              Worst Quarter           12/31/2000           -32.66%

         In the following table, the fund's Institutional Shares average annual total returns for the 1-year period and since inception through December 31, 2000 are compared with the Russell 2000 Growth Index, which represents the broad market of small capitalization stocks. By comparing the bar chart with the table, you can see that average returns smooth out year-to-year variations. The information set forth below and in the bar chart above provide some indication of the risks of investing in the fund by showing how the fund's return for the period presented compares with that of a broad measure of market performance.

DEM INDEX FUND INSTITUTIONAL SHARES--TOTAL RETURN

                                                                          FOR THE PERIOD ENDED
                                                                           DECEMBER 31, 2000

                                                                  -----------------------------------
                                                                                               AVERAGE ANNUAL RETURN
                                                           1 YEAR                                 SINCE INCEPTION*
                                                        ------------                           ----------------------
Investor Shares                                           -38.28%                                       14.36%
Russell 2000 Growth Index                                 -22.44%                                        8.14%

*Inception March 23, 1999

FEES AND EXPENSES

         The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the fund. The expenses shown under ANNUAL FUND OPERATING EXPENSES are based upon those incurred in the fiscal year ended October 31, 2000.

                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)..........         -0-%
Maximum Deferred Sales Charge (Load) .......................................................         -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions.........         -0-%
Redemption Fee(1)...........................................................................         -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fee...........................................................................           .90%
   Distribution (12b-1) Fee.................................................................           .25%



                                       6

   Other expenses(2)........................................................................         70.72%
Total Annual Fund Operating Expenses(2).....................................................         71.87%
Expense Reimbursement(2)....................................................................        (69.87%)
Net Expenses................................................................................          2.00%

---------------------------
(1)      The fund imposes a $9.00 charge only on redemptions by wire transfer.

(2) CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets until at least December 31, 2010. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2010.

         Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

         EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

         1 Year *...............................................................          $203
         3 Years *..............................................................          $627
         5 Years *..............................................................        $1,078
         10 Years *.............................................................        $2,327

---------------------------
         * CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional Shares to 2.00% of average daily net assets until at least December 31, 2010.

         THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                        DEM INDEX FUND INVESTMENT PROGRAM

PRINCIPAL STRATEGY

         The fund employs a passive management strategy designed to track the performance of the DEM Index. The fund invests in the stocks that comprise the index.

         WHAT IS AN INDEX AND INDEX INVESTING?

         An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index fund tries to match, as closely as possible, the performance of an established target index. An index fund does this by holding all, or a representative sample, of the securities that comprise the index. Stock index funds may seek to track indexes that hold a certain type of stock - such as growth or value, small-cap or large-cap, or those from just one industry - or they may seek to track indexes that consist of a broader range of stocks - for example, the entire U.S. stock market. Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

         WHAT IS THE DEM INDEX?

         The DEM Index is an index developed and controlled by The Chapman Co., an investment banking affiliate of the CCM, that is designed to track the performance of the DEM Universe. The DEM Index is comprised of the stocks of 100 companies chosen from the DEM Universe to reflect the market capitalization and industry classification characteristics of the DEM Universe and is set forth on Appendix A.

TYPES OF PORTFOLIO SECURITIES

         The DEM Index Fund seeks to implement the DEM Strategy by tracking the DEM Index. The fund employs a passive management strategy designed to track the performance of the DEM Index while keeping costs low. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

         In tracking the performance of the DEM Index, the fund will invest in DEM companies with both large and small market capitalizations; however, since the DEM Universe includes a large proportion of companies with small market capitalizations, a significant portion of the fund's portfolio that is invested pursuant to the DEM Index strategy will be small capitalization companies. To the extent the fund invests in companies with smaller market capitalizations, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin Board and in Pink Sheets. See "Principal Risks" in this section and "Risk Factors - Small Companies" in the Statement of Additional Information.

         In order to cover expenses and net redemptions and prior to investment of net receipts, the fund expects to have a portion of its assets in cash or invested in short-term investment grade fixed income securities, including obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and bankers' acceptances, and repurchase agreements collateralized by these securities. The specific percentage of net assets held in cash at any given time will depend upon the judgment of the fund with respect to future redemptions and expenses. Excluding assets held in cash, the fund generally intends to invest directly or indirectly in each stock found in the DEM Index in approximately the same proportion as such stock is represented in the DEM Index itself. For example, if 10% of the market capitalization of the DEM Index is made up of securities of a specific company, securities of such company can be expected, directly or indirectly, to represent 10% of the fund's non-cash assets. Over time, the percentage of the fund's assets invested in particular companies in the DEM Index will vary depending on changes in the weighted market capitalizations of such companies.

OTHER INVESTMENT PRACTICES

         Although the fund intends to remain substantially fully invested in common stocks in the DEM Index, as discussed above, the fund will not be able to invest 100% of its assets pursuant to its investment strategy of tracking the DEM Index. Further, the fund will incur operating expenses whereas the DEM Index itself does not. Therefore, although the fund will seek to track the DEM Index as closely as possible, it may not be able to match its performance. In order to more closely track the DEM Index notwithstanding these considerations, the fund is permitted to employ the management practices set forth below. THERE CAN BE NO ASSURANCE THAT THE USE OF THESE STRATEGIES BY THE FUND WILL BE SUCCESSFUL AND THE USE OF SUCH STRATEGIES MAY SUBJECT THE FUND TO ADDITIONAL RISKS.

         BORROWING MONEY AND PLEDGING ASSETS

         The fund may not issue senior securities, borrow money or pledge its assets, except that it may borrow from banks in amounts aggregating not more than 5% of the value of the fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 5% of the value of its total assets to secure such borrowings. The fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

         OPTIONS

         The fund may invest up to 15% of its total assets, calculated at the time such option contracts as written and as represented by the premium paid, in the purchase of call options in respect of specific securities in which the fund may invest. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period.

         SECURITIES LENDING/REPURCHASE AGREEMENTS

         The fund may, but is not required to, utilize various investment techniques for hedging, risk management and other investment purposes. These investment techniques may include, but are not limited to, lending of portfolio securities and entering into "repurchase agreements." Up to 20% of the fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when such techniques can be expected to yield a higher investment return than other investment options. To the extent that the fund seeks to increase its income by lending portfolio securities, such securities loans will be secured by collateral in cash, cash equivalents, U.S. government securities, or such other collateral as may be permitted under the fund's investment program and by regulatory agencies. The fund may enter into repurchase agreements pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. Repurchase agreements facilitate portfolio management and allow the fund to earn additional revenue. If the fund enters into repurchase agreements, it will do so in order to increase liquidity or as a temporary investment.


PORTFOLIO TURNOVER

         Although the fund seeks to invest for the long term, the fund retains the right to sell securities regardless of how long they have been held. Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Although the fund cannot accurately predict its turnover rate, the fund anticipates that its annual portfolio turnover will not exceed 20%. (A turnover of 100% would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one year period.) Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Accordingly, a high portfolio turnover rate will adversely affect the fund's performance. The fund experienced a portfolio turnover rate of 58.0% for the fiscal year ended October 31, 2000.

            DEM INDEX FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS

         The Financial Highlights table set forth below is intended to help you understand the financial performance of the DEM Index Fund Institutional Shares since its commencement of operations. Certain information reflects financial results for a single fund share. The total return in the table represents the return that an investor would have earned or lost on an investment in the fund (assuming reinvestment of dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                                        March 23, 1999(1)
                                                                           For the year ended               through
                                                                            October 31, 2000            October 31, 1999
                                                                         ------------------------    -----------------------
  PER SHARE OPERATING PERFORMANCE:
       Net asset value,  beginning of period                           $          19.10            $          14.29
                                                                         ------------------------    -----------------------
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
       Net investment loss(2)                                                      (.52)                       (.19)
       Net realized and unrealized gain on investments                             5.36                        5.00
                                                                         ------------------------    -----------------------
       Total from investment operations                                            4.84                        4.81
                                                                         ------------------------    -----------------------
  DISTRIBUTIONS TO SHAREHOLDERS
       From net realized gains on investments                                     (1.32)                         -0-
                                                                         ------------------------    -----------------------
       Total distributions                                                        (1.32)                         -0-
                                                                         ------------------------    -----------------------

       Net asset value, end of period                                  $          22.62            $     $    19.10
                                                                         ========================    =======================

  TOTAL RETURN(3)                                                                 25.12%                      33.66%

  RATIOS TO AVERAGE NET ASSETS:
       Expenses (net of reimbursements/waiver)                                     2.00%                       2.40%
       Expenses prior to reimbursement/waiver(4)                                   N.M.                        N.M.
       Net investment loss                                                        (1.74)%                     (1.94)%
  SUPPLEMENTAL DATA:
       Net Assets, end of period                                                 $167,230                    $133,676
       Portfolio turnover rate                                                      58%                         87%


--------------------------
(1) Commencement of operations. Ratios have been annualized and total return has not been annualized.
(2) Net investment loss per share was calculated using the average shares method.
(3) Total Return represents the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). Total return for periods less than one year have not been annualized.
(4) The gross expenses to average net assets has not been presented as it is deemed to be not meaningful. CCM has agreed to contractually limit the total annual operating expenses (excluding income excise and other taxes and extraordinary expenses) to 2.00% of average daily net assets until at least December 31, 2010.

                     OVERVIEW OF DEM MULTI-MANAGER STRATEGY

APPLICABLE TO:

DEM MULTI-MANAGER EQUITY FUND

DEM MULTI-MANAGER BOND FUND

         Under DEM Multi-Manager strategy, a fund's assets are managed by multiple sub-advisers selected by CCM, the fund's investment adviser. CCM aggressively recruits qualified sub-advisers that meet the DEM Profile, which includes those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories; however, CCM and funds employing the DEM Multi-Manager strategy will not discriminate on the basis of race, gender or national origin in the selection of sub-advisers.

         The sub-advisors will not consider the DEM Profile in making investment decisions, so CCM does not expect securities of DEM Companies to constitute a large percentage of the portfolios of funds that employ the DEM Multi-Manager Strategy.

         CCM will track the performance of each of the sub-advisors and will have the discretion to allocate assets among the sub-advisors, identify and recommend new sub-advisors to the Board of Directors and to terminate existing sub-advisers. Each sub-advisor uses its own investment strategies to achieve a fund's investment objectives in accordance with such fund's investment restrictions. The primary objective of the DEM Multi-Manager strategy is to reduce portfolio volatility through multiple investment approaches, a strategy used by many institutional investors. The use of multiple investment approaches consistent with a fund's investment objective and policies is designed to mitigate the impact of a single sub-adviser's performance during a period in which such sub-adviser's approach is less successful. Although there may be some overlap of investment styles, each sub-advisor will pursue its approach independently of the other sub-advisors. Because the sub-advisors will act independently, the performance of other sub-advisors is expected to dampen the impact of any specific sub-advisor's relatively adverse results. Conversely, the successful results of a sub-advisor will be dampened by less successful results of the other sub-advisors. There can be no assurance that the expected advantages of the DEM Multi-Manager strategy will be realized.

         Each sub-advisor makes specific portfolio investments for that segment of the assets of the fund under its management in accordance with the fund's investment objectives and policies and the sub-advisor's investment approach and strategies.

         CCM will aggressively recruit sub-advisors that meet the DEM Profile; however, the fund will not discriminate on the basis of race, gender or national origin in the selection of sub-advisors. CCM applies the following criteria in the selection and retention of sub-advisors: (1) their historical performance records; (2) an investment approach that is distinct in relation to the approaches of each of the funds' other sub-advisors; (3) consistent performance in the context of the markets and preservation of capital in declining markets; (4) organizational stability and reputation; (5) the quality and depth of investment personnel; and (6) the ability of the sub-advisor to apply its approach consistently. The sub-advisors selected may not necessarily exhibit all of these criteria to the same degree.

         CCM will allocate the Multi-Manager Funds' Assets among the respective fund's sub-advisors. In its discretion, CCM may allocate as much as 100 percent or as little as 0 percent of a fund's assets to any one sub-advisor.

         CCM pays to each sub-advisor a monthly management fee from its own management fee.

                          DEM MULTI-MANAGER EQUITY FUND

         The following summarizes key features of the DEM Multi-Manager Equity Fund.

INVESTMENT OBJECTIVE/GOAL

         The DEM Multi-Manager Equity Fund seeks long-term growth through capital appreciation by investment in companies deemed to possess strong growth characteristics.

PRINCIPAL INVESTMENT STRATEGY

         The fund invests pursuant to the DEM Multi-Manager strategy in common stocks of growth companies without limitation as to the market capitalization of portfolio companies.

PRINCIPAL RISKS-YOU MAY LOSE MONEY

         INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM SINCE IT INVOLVES THE GREATER MARKET RISKS INHERENT IN SEEKING HIGHER RETURNS AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

         MARKET RISK

         The DEM funds may experience market risk. Market risk is the risk that a particular stock in a fund's portfolio, the portfolio itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

         -      General stock market movements

         -      Changes in the financial condition of an issuer or an industry

         -      Changes in perceptions about an issuer or an industry

         -      Interest rate and inflation

         -      Governmental policies and litigation

         -      Purchases and sales of securities by a fund

         GROWTH-ORIENTED INVESTING

         Because the fund will be invested in growth-oriented companies, the volatility of the fund may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur. Stock markets tend to move in cycles, with periods of rising prices and periods of failing prices. Therefore you may lose money over short or even long periods.

NON-DIVERSIFIED STATUS

         The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As non-diversified portfolios, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

         THERE ALSO EXIST PRINCIPAL RISKS THAT ARE COMMON TO ALL OF THE DEM FUNDS AND THAT ARE NOT LISTED HERE. PLEASE REFER TO "RISK FACTORS COMMON TO ALL FUNDS IN THIS PROSPECTUS.

PERFORMANCE INFORMATION

         The fund has not yet commenced operations so performance information is not yet available.

FEES AND EXPENSES

         The numbers in the table describe the fees and expenses that you may pay if you buy and hold Institutional Shares in the fund.

                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)..........             0%
Maximum Deferred Sales Charge (Load) .......................................................             0%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions.........             0%
Redemption Fee(1)...........................................................................             0%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(2)
   Management Fee...........................................................................          1.25%
   Distribution (12b-1) Fee.................................................................           .25%
   Other expenses(3)........................................................................          1.25%
Total Annual Fund Operating Expenses(3).....................................................          2.75%
Expense Reimbursement(3)....................................................................          (.75)%
Net Expenses................................................................................          2.00%

----------------------------
(1)      The fund imposes a $9.00 charge only on redemptions by wire transfer.

(2) The expenses and fees set forth in the table are estimates for the first full fiscal year of the fund and are expressed as a percentage of estimated average daily net assets during such period.

(3) CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets until at least December 31, 2010. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2010.

         Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

         EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs maybe higher or lower, the table shows expenses you would pay if operating expenses remain the same, exclusive of any expense reimbursement, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

         1 Year *...............................................................      $203
         3 Years *..............................................................      $627

----------------------------
         * CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional Shares to 2.00% of average daily net assets until at least December 31, 2010.

         This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

                DEM MULTI-MANAGER EQUITY FUND INVESTMENT PROGRAM

         This section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL STRATEGY

         The fund invests pursuant to the DEM Multi-Manager strategy in common stocks of growth companies without limitation as to the market capitalization of portfolio companies.

         To achieve the fund's investment objectives, the sub-advisors invest in a wide variety of types of portfolio companies and seek to identify those companies that are positioned for growth. Among other factors, the sub-advisors consider a company's above average earnings growth, high potential profit margins, innovative products, high quality management, and competitive advantage in making investment decisions. The fund retains maximum flexibility as to the types of investments it may make and is permitted to invest in portfolio companies with large, mid, small and micro market capitalizations. Some of these investments may involve the purchase of securities directly from portfolio companies in initial or other public offerings of their securities.

         Under normal circumstances, the fund will invest at least 65% of the value of its total assets in equity securities; however, the fund retains the flexibility to respond promptly to changes in market conditions. Accordingly, during periods when the sub-advisors believe a temporary defensive posture in the market is warranted, the fund has reserved the right to invest a significant proportion or all of its assets in cash (U.S. dollars) and/or invest any portion or all of its assets in high quality short-term debt securities and money market instruments. The decision to adopt a temporary defensive posture may be affected by such factors as market conditions generally, the sub-advisors' views on the direction of movement of the stock prices of specific targeted portfolio companies and other related factors. It is impossible to predict when or for how long the Fund will employ defensive strategies, and to the extent it is so invested, the Fund may not achieve its investment objectives. The Fund will also invest in the instruments described above pending investment of the net proceeds of sales of its shares.

         While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933. The fund may also invest up to 10% of its assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

         Most of the fund's investments are in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets. To the extent the fund invests in companies with smaller market capitalizations, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin Board and the Pink Sheets.

OTHER INVESTMENT PRACTICES

         BORROWING MONEY AND PLEDGING ASSETS

         The fund can borrow up to 33% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

         OPTIONS

         Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

         The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the funds may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

         Options may not always be successful hedges and their prices can be highly volatile.

         SECURITIES LENDING/REPURCHASE AGREEMENTS

         The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

PORTFOLIO TURNOVER

         The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund may purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains, which will adversely affect the fund's performance.

DEM MULTI-MANAGER EQUITY FUND SUB-ADVISORS

         The current sub-advisors of the DEM Multi-Manager Equity Fund are as follows:

                Charter Financial Group, Inc.
                1401 I Street, NW, Suite 505
                Washington, D.C.  20005

         Charter Financial Group, Inc. was founded in 1995 and has approximately $148 million in assets under management as of December 31, 2000. The firm specializes in large-cap equity management with an investment philosophy of growth at a reasonable price. Susan Stewart and Thomas King are responsible for the day-to-day management of the funds' assets assigned to Charter Financial. Ms. Stewart is Chairman and President of Charter Financial and in the fourteen years prior to co-founding Charter Financial, she was a stockbroker with Merrill Lynch and Shearson Lehman Brothers and a Vice President with NationsBank and First Union Bank. Mr. King is Chief Investment Officer of Charter Financial and prior to co-founding the firm, he was an institutional portfolio manager with the Chase Manhattan Bank, PNC Bank, and First Union Bank. Mr. King is a Chartered Financial Analyst.

                CIC/HCM Asset Management, Inc.
                633 W. 5th Street, Suite 1180
                Los Angeles, CA  90071

         CIC/HCM Asset Management, Inc. was founded in 1989 and has approximately $637 million in assets under management as of December 31, 2000. The firm specializes in managing large-cap equity portfolios. Day-to-day management of the funds' assets assigned to CIC/HCM Asset Management is the responsibility of the firm's investment committee.

                Diaz-Verson Capital
                Investments, Inc.
                1200 Brookstone Centre Parkway
                Suite 105
                Columbus, GA  31909

         Diaz-Verson Capital Investments, Inc. was founded in 1991 and has approximately $250 million in assets under management as of December 31, 1999. The firm follows a value investing approach in the management of its individual and institutional equity portfolios. Day-to-day management of the funds' assets assigned to Diaz-Verson Capital is the responsibility of the firm's investment committee.

                EverGreen Capital Management
                10707 Pacific Street, Suite 201
                Omaha, NE  68114

         EverGreen Capital Management, Inc. was founded in 1989 and has approximately $34.9 million in assets under management as of December 31, 2000. The firm specializes in the management of institutional tax-exempt assets. Michael L. Green and Gary A. Barohn are responsible for the day-to-day management of the funds' assets assigned to EverGreen. Mr. Green is President and Chief Investment Officer and is the firm's portfolio manager. Mr. Green has 20 years experience in the financial services industry. Mr. Barohn is Senior Vice President and Director of Research of EverGreen. Mr. Barohn has 12 years experience in the financial services industry and is a Chartered Financial Analyst.

                GLOBALT, Inc.
                3060 Peachtree Road, NW
                One Buckhead Plaza, Suite 225
                Atlanta, GA  30305

         GLOBALT, Inc. was founded in 1990 and has approximately $1.9 billion in assets under management as of December 31, 2000. The firm invests exclusively in diversified portfolios of globally competitive U.S. companies. The day-to-day management of the funds' assets assigned to GLOBALT is the responsibility of the firm's investment committee.

                John Hsu Capital Group, Inc.
                767 Third Avenue, 18th Floor
                New York, NY  10017

         John Hsu Capital Group, Inc. was founded in 1991 and has approximately $333 million in assets under management as of December 31, 2000. The firm focuses on large capitalization companies utilizing a global, top-down growth/value approach. John Hsu Capital Group provides investment management services for domestic equity, global international equity, and domestic fixed income portfolios. John Hsu is Chairman and

Chief Investment Officer and is responsible for the day-to-day management of the funds' assets assigned to the firm.

                The Kenwood Group, Inc.
                10 South LaSalle Street, Suite 3610
                Chicago, IL  60610

         The Kenwood Group, Inc, was founded in 1989 and has approximately $370 million in assets under management as of December 31, 2000. The firm employs a contrarian approach to its investment strategy. Day-to-day management of the funds' assets assigned to The Kenwood Group is the responsibility of the firm's investment committee.

                Union Heritage Capital Management, Inc.
                1642 First National Building
                Detroit, MI  48226

         Union Heritage Capital Management, Inc. was founded in 1990 and has approximately $150 million in assets under management as of December 31, 2000. The firm is a fixed income and equity investment advisor to corporate and public pension funds, trusts and estates. Derek T Batts, James L. Bashaw, and Eric L. Small are responsible for the day-to-day management of the funds' assets assigned to Union Heritage. Mr. Batts is President and has served as the firms' portfolio manager since 1992. He also sits on the firm's investment committee. Mr. Bashaw is Director of Research of Union Heritage and has served on the firm's investment committee for the last eight years. Mr. Small is Vice President of Union Heritage and has served on the firm's investment committee for the last five years.

                Valenzuela Capital Partners, LLC
                1270 Avenue of the Americas, Suite 508
                New York, NY  10020

         Valenzuela Capital Partners LLC was founded in 1989 and has approximately $1.02 billion in assets under management as of December 31, 2000. The firm employs quantitative and qualitative analyses to identify stocks with the potential for significant appreciation over a three year period. Day-to-day management of the funds' assets assigned to Valenzuela Capital is the responsibility of the firm's investment committee.

                Zevenbergen Capital, Inc.
                601 Union Street, Suite 2434
                Seattle, WA  98101

         Zevenbergen Capital was founded in 1987 and has approximately $1.5 billion in assets under management as of December 31, 2000. The firm employs a fundamental, bottom-up approach, investing primarily in domestic growth companies. Nancy Zevenbergen and Brooke de Boutray are responsible for the day-to-day management of the funds' assets assigned to Zevenbergen Capital. Ms. Zevenbergen is President and oversees the firm's investment policy and portfolio management decisions. She is a Chartered Financial Analyst and has 13 years of investment experience. Ms. de Boutray is Vice President of Zevenbergen Capital and defines the investment policy in addition to selecting the firm's equity holdings. Ms. de Boutray is a Chartered Financial Analyst and has seven years of investment experience.

                           DEM MULTI-MANAGER BOND FUND

         The following summarizes key features of the DEM Multi-Manager Bond
Fund.

INVESTMENT OBJECTIVE/GOAL

         The DEM Multi-Manager Bond Fund's investment portfolio will seek high current income with the potential for capital appreciation through investment in income securities such as preferred stock, bonds, debentures, notes, mortgages, asset-backed securities and other similar securities.

PRINCIPAL INVESTMENT STRATEGY

         The fund invests pursuant to the DEM Multi-Manager strategy in debt securities without regard to the capitalization of the issuers thereof.

PRINCIPAL RISKS-YOU MAY LOSE MONEY.

         As with any fixed income mutual fund, the value of your investment will fluctuate in response to price movements in the bond market. Therefore you may lose money. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. The principal sources of risk for the fund are as follows:

         - INTEREST RATE RISK-The decline in bond prices that usually accompanies a rise in interest rates. Longer maturity bonds typically suffer greater declines than those with shorter maturities.

         - CREDIT RISK-The chance that a portfolio security could have its credit rating downgraded (due to such factors as changes in the issuer's financial situation) or that a bond issuer will default (the failure of an issuer to make timely payments of interest or principal), potentially reducing the fund's income level and share price. High quality bonds such as Treasury bonds and investment grade bonds have less credit risk than high-yield bonds (securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC" or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality). High yield bonds are speculative since their issuers are more vulnerable to financial setbacks and recession than more credit worthy companies and are often referred to in the financial press as "junk bonds." BBB-rated bonds (and especially split-rated ones) may have speculative elements as well. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads. The fund's credit risk is greater than that of a Treasury fund or one with all high-quality bonds, but less than a fund focusing entirely on high-yield bonds.

         - PREPAYMENT RISK-Asset backed securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

         - NON-DIVERSIFIED STATUS-The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As non-diversified portfolios, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

     THERE ALSO EXIST PRINCIPAL RISKS THAT ARE COMMON TO ALL OF THE DEM FUNDS AND THAT ARE NOT LISTED HERE IN THE INDIVIDUAL FUND PROFILES. PLEASE REFER TO "RISK FACTORS COMMON TO ALL FUNDS IN THIS PROSPECTUS."

PERFORMANCE INFORMATION

         The fund has not yet commenced operations so performance information is not yet available.

FEES AND EXPENSES

         The numbers in the table describe the fees and expenses that you may pay if you buy and hold Institutional Shares in the fund.

                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)..........             0%
Maximum Deferred Sales Charge (Load) .......................................................             0%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions.........             0%
Redemption Fee(1)...........................................................................             0%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(2)
   Management Fee...........................................................................          1.25%


                                       24

   Distribution (12b-1) Fee.................................................................           .25%
   Other expenses(3)........................................................................          1.25%
Total Annual Fund Operating Expenses(3).....................................................          2.75%
Expense Reimbursement(3)....................................................................          (.75)%
Net Expenses................................................................................          2.00%

----------------------------
(1)      The fund imposes a $9.00 charge only on redemptions by wire transfer.

(2) The expenses and fees set forth in the table are estimates for the first full fiscal year of the fund and are expressed as a percentage of estimated average daily net assets during such period.

(3) CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets until at least December 31, 2010. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2010.

         Because of the l2b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

         EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs maybe higher or lower, the table shows expenses you would pay if operating expenses remain the same exclusive of any expense limitation, you invest $10,000, you earn 5% annual return, and you hold the investment for the following periods.

         1 Year *...............................................................      $203
         3 Years *..............................................................      $627

----------------------------
         * CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional Shares to 2.00% of average daily net assets until at least December 31, 2010.

         This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

                 DEM MULTI-MANAGER BOND FUND INVESTMENT PROGRAM

         This section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGY

         The fund invests pursuant to the DEM Multi-Manager strategy in debt securities without regard to the capitalization of the issuers thereof.

         DEBT SECURITIES

         The fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the fund's sub-advisors. The fund may invest up to 35% of its net assets in lower grade fixed income securities commonly referred to as "junk bonds" which involve a high degree of risk and are predominantly speculative. To a limited extent, the fund may also invest in equity securities.

         Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

         U.S. Government Securities are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.

         Asset-Backed Securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool and any credit enhancement provided. In addition, these securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

         Mortgage securities include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities. The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their prices highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk.

         Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings.

         Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

         EQUITY SECURITIES

         Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a portfolio company's financial condition and on overall market and economic conditions. The prices of smaller capitalization companies are especially sensitive to these factors.

OTHER INVESTMENT PRACTICES

         BORROWING MONEY AND PLEDGING ASSETS

         The fund can borrow up to 33% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

         OPTIONS

         Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

         The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the funds may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

         Options may not always be successful hedges and their prices can be highly volatile.

         SECURITIES LENDING/REPURCHASE AGREEMENTS

         The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

PORTFOLIO TURNOVER

         The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund may purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains, which will adversely affect the fund's performance.

                    DEM MULTI-MANAGER BOND FUND SUB-ADVISORS

         The current sub-advisors of the DEM Multi-Manager Bond Fund are as follows:

                Hughes Capital Management, Inc.
                315 Cameron Street
                Alexandria, VA  22314

         Hughes Capital Management, Inc. was founded as a fixed income investment advisor in August 1993. The firm is dedicated exclusively to providing fixed income portfolio management and advisory services to private sector and public funds. Hughes has approximately $840 million in assets under management as of December 31, 2000. The portfolio managers assigned to the fund are Frankie D. Hughes, principal and Chief Investment Officer, who has over 21 years professional investment experience and Charles L. Curry, Jr., Portfolio Manager, who has 13 years of professional investment experience. Prior to forming Hughes Capital Management, Inc. in 1993, Ms. Hughes was Director of Asset Management and a member of the Investment Policy Committee for WR Lazard & Co. Prior to joining Hughes in April 1998, Mr. Curry was a member of a five-person investment team that managed a $5 billion total return bond portfolio at Sovran Capital Management, a wholly-owned subsidiary of NationsBank.

                MDL Capital Management, Inc.
                225 Ross Street, 3(rd) Floor
                Pittsburgh, PA  15219

         MDL Capital Management, Inc. was founded as a fixed income investment advisor in 1993 and has approximately $2.3 billion in assets under management as of December 31, 2000. MDL uses a disciplined team approach to actively manage its portfolios. Day to day management of the fund's assets assigned to MDL is the responsibility of MDL's investment committee.

                NCM Capital Management Group, Inc.
                103 W. Main Street, Suite 400
                Durham, NC  27701-3638

         NCM Capital Management Group, Inc. was founded in 1986, has been a fixed income investment advisor since 1987 and has approximately $6.0 billion in assets under management as of December 31, 2000. NCM provides equity, fixed income and balanced portfolio management services to over sixty-five clients representing all sectors of the institutional investment management industry, including acting as sub-advisor to investment companies registered under the Investment Company Act of 1940. The portfolio manager assigned to the fund is Paul Van Kampen, NCM's Director of Fixed Income, who has over four years experience with NCM Capital Management in providing fixed income investment advice. Prior to joining NCM, Mr. Van Kampen was Executive Director of Aon Advisors, Inc. for six years.

                Seix Investment Advisors, Inc.
                388 Market Street, Suite 500
                San Francisco, CA  94111

         Seix Investment Advisors, Inc. was founded as a fixed income investment advisor in 1992 and has approximately $8.1 billion in assets under management as of December 31, 2000. Seix is an opportunistic, bottom-up, value manager that invests in the U.S. fixed income market. Day to day management of the fund's assets assigned to Seix is the responsibility of Seix's investment committee.

                    RISK FACTORS APPLICABLE TO ALL DEM FUNDS

         In addition to the risks discussed in the description of each fund, the following risk factors are common to all of the DEM Funds:

OPTIONS RISK

         Each of the DEM Funds may invest up to 15% of its total assets, represented by the premium paid, in the purchase of options in respect of specific securities in which such fund may invest. The principal reason for writing options is to realize, through the receipt of premiums, a greater return than would be realized on portfolio securities alone. The use of options involves certain investment risks and transaction costs. These risks include: dependence on the ability of CCM and sub-advisors, in the case of the DEM Multi-Manager Funds, to predict movements in the prices of individual securities (except DEM Index Fund), fluctuations in the securities markets in general and movements in interest rates; imperfect correlation between movements in the price of options and movements in the price of the security or securities hedged or used for cover; the fact that skills and techniques needed to trade options are different from those needed to select securities in which the funds invest; and lack of assurance that a liquid secondary market will exist for any particular option at any particular time.

DERIVATIVE RISK

         The funds may hold derivative securities to hedge or enhance a particular type of exposure, such as to rising or falling interest rates. Since some derivatives are unusually volatile, a small position can cause a significant loss.

LEVERAGE RISK

         The funds may borrow to invest in additional securities. The use of borrowings may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the funds borrow or otherwise use leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the funds will cause the net asset value of the funds' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the funds, the net asset value of the funds' shares will decrease faster than would otherwise be the case. To reduce these risks, with the exception of the DEM Index Fund, each of the funds will limit its borrowings to 33% of the value of such fund's total assets. If any of the funds' asset coverage for borrowings falls below 300%, the fund will take prompt action to reduce its borrowings. The DEM Index Fund will limit its borrowings to 5% of the value of its total assets. Each fund may also borrow an additional 5% of its total assets without regard to the limitation for bank borrowings.

LIQUIDITY RISK

         NOT APPLICABLE TO DEM INDEX FUND

         Because, with the exception of the DEM Index Fund, each fund is permitted to invest up to 15% of its net assets in illiquid securities, the funds are also subject to liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and price that the fund would like. Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Illiquid Securities may involve a high degree of business and financial risk and may result in substantial losses. These securities are less liquid than publicly traded securities, and the fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Therefore the fund may have to accept a lower price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management and performance.

POTENTIAL CONFLICT OF INTEREST

         The funds may utilize the funds' distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, and broker-dealer affiliates of sub-advisors of the DEM Multi-Manager Funds in connection with the purchase or sale of portfolio securities in certain circumstances. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of The Chapman Funds, Inc., is also the President and Chairman of the Board of Directors of eChapman.com, Inc. and its indirect wholly-owned subsidiaries, The Chapman Co. and CCM. Mr. Chapman owns a majority of the outstanding voting securities of eChapman.com, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the funds' behalf by The Chapman Co. Similar potential conflicts of interest may arise with respect to the use of affiliates of sub-advisors for the purchase or sale of portfolio securities. The Board of Directors has adopted procedures in compliance with the 1940 Act to address such potential conflicts. Furthermore, at least 40% of the members of Board of Directors of The Chapman Funds, Inc. must be disinterested under the 1940 Act.

                                  YOUR ACCOUNT

PURCHASING SHARES

         You may purchase institutional shares of the funds only through institutions such as broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries that act as institutional stockholders of record with respect to the funds. The funds may make institutional shares available to other investors in the future. Each institution separately determines the rules applicable to its customers that invest in institutional shares including minimum initial and subsequent investment requirements, and the procedures investors must follow to effect purchases, redemptions and exchanges of institutional shares.

         In order to invest in institutional shares of the funds, you must place an order with an institution. The institution is then responsible for prompt transmission of the order to the funds' transfer agent, as set forth below.

         Institutions can purchase institutional shares directly from the funds by mail, by telephone or by bank wire. There is no sales load in connection with the purchase of institutional shares. Each of the funds requires a minimum initial investment in institutional shares of $25,000 with no minimum subsequent investment; however the funds do not require a minimum investment for qualified retirement plans. The funds reserve the right to vary the initial investment minimum and minimums for subsequent investments at any time.

BY MAIL

         To make an initial investment, an institution should send the investment shares application for the appropriate fund and its check (drawn on a U.S. bank and payable in U.S. dollars) to:

                __________________ Institutional Shares (Insert appropriate fund name)
                c/o PFPC, Inc.
                211 S. Gulph Road
                P.O. Box 61767
                King of Prussia, PA  19406

                DEM Index Fund Institutional Shares
                DEM Multi-Manager Equity Fund Institutional Shares DEM Multi-Manager Bond Fund Institutional Shares

         To make a subsequent investment in an existing account, an institution should send the stub from its account statement and its check (drawn on a U.S. bank and payable in U.S. dollars) to:

                __________________ Institutional Shares (Insert appropriate fund name)
                c/o PFPC, Inc.
                211 S. Gulph Road
                P.O. Box 61767
                King of Prussia, PA  19406

         Please make your check payable to, as appropriate:

                DEM Index Fund Institutional Shares
                DEM Multi-Manager Equity Fund Institutional Shares DEM Multi-Manager Bond Fund Institutional Shares

BY WIRE

         To make a same day wire investment, an institution should call (800) 441-6580 by 12 noon (Eastern Time).

         The following information will be required to open an account:

         -   Name and address for account registration

         -   Tax identification number

         -   Amount of wire transfer

         -   Name of bank

         The institution should contact its bank with instructions to transmit funds to:

                Boston Safe Deposit & Trust
                ABA# 011001234
                Credit:  (Insert name of Fund)
                Account #:  000795
                FBO:  (Insert shareholder name and new account number)

         The institution's bank may charge a wire fee.

         To open a new account, an institution should mail its completed application to The Chapman Funds, Inc.

BY EXCHANGE

         To request an exchange of shares from one fund into shares of another fund offered by The Chapman Funds, Inc., an institution must call (800) 441-6580 or send a written request to:

                __________________ Institutional Shares (Insert appropriate fund name)
                c/o PFPC, Inc.
                211 S. Gulph Road
                P.O. Box 61767
                King of Prussia, PA  19406

                DEM Index Fund Institutional Shares
                DEM Multi-Manager Equity Fund Institutional Shares DEM Multi-Manager Bond Fund Institutional Shares

     Note: An exchange must be made by mail if a new account must be opened or the accounts are not identically registered.

IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES

         - If an institution exchanges shares of one fund for shares of another fund by telephone, we will register the new shares in the same manner as the shares for which they were exchanged.

         - A fund may change or cancel exchange policies at any time, upon 60 days' notice to stockholders and can terminate the telephone exchange privilege at any time.

         - An exchange of shares is treated like a sale of those shares; therefore an institution may realize capital gain or loss for federal income tax purposes when shares are exchanged.

         - Exchanges will be required to meet the minimum initial investment requirement of each fund.

DISTRIBUTION PLAN

         The funds have adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the funds pay the Chapman Co. a stockholder service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fees paid by the funds are detailed to the Fund Expenses sections of this prospectus.

Because these fees are paid out of the funds' assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

REDEEMING SHARES

         You may redeem your institutional shares at any time by contacting the institution through which your institutional shares were purchased. Institutions are responsible for the prompt transmission of redemption requests to PFPC, Inc. (the funds' transfer agent; PFPC ). Institutions can redeem institutional shares at any time by mail, by telephone or by wire instructions (which must include the institution's name and account number.)

         HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

         If PFPC receives an institution's request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to institutions by mail or by wire. There is a $9.00 charge for redemptions by wire, which is deducted from redemption proceeds.

         Under certain circumstances and when deemed by a fund to be in its best interests, PFPC may not send the proceeds to the institution for up to seven days after the transfer agent receives an institution's sale request.

         If an institution redeems shares that it just purchased and paid for by check, PFPC will process the redemption request but will generally delay sending the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

         REDEMPTIONS OVER $250,000

         Large sales can adversely affect the ability of a fund to implement its investment strategies by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, an institution redeems more than $250,000, or its sale amounts to more than 1% of net assets, in any one fund, the affected fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund's portfolio.

KEEPING AN ACCOUNT OPEN

         Due to the relatively high cost to the funds of maintaining small accounts, we ask institutions to maintain an account balance of at least $25,000. If an account balance is below $25,000, we have the right to close the account after giving the institution 60 days in which to increase the balance.

HOW AND WHEN SHARES ARE PRICED

         The share price (also called "net asset value" or "NAV") for each fund is generally calculated at 4 p.m. (Eastern Time) each day The New York Stock Exchange is open for business. To calculate the NAV of the institutional shares, the institutional shares' pro rata share of fund assets is valued and totaled, the institutional shares' pro rata share of fund liabilities is subtracted, and the balance, called net assets, is divided by the number of institutional shares outstanding. In general, the funds' assets are valued at their market price.

HOW THE PURCHASE OR REDEMPTION PRICE IS DETERMINED

         If PFPC receives an institution's request to purchase, redeem or exchange shares in a fund in the correct form by 4 p.m. (Eastern Time) we will price the transaction at that day's NAV. If PFPC receives an institution's request after 4 p.m., we will price the transaction at the next business day's NAV.

     Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m.

                             DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

         Dividend distributions are reinvested in additional fund shares in an institution's account unless it selects another option on its investment application. The advantage of reinvesting distributions arises from compounding, that is, the institution receives income dividends and capital gain distributions on a rising number of shares.

         - Each of the funds calculates its dividends, if any, from its net investment income. Net investment income includes interest accrued and dividends earned on the fund's portfolio securities for the applicable period less applicable expenses.

         - (NOT APPLICABLE TO DEM MULTI-MANAGER BOND FUND) Each fund declares dividends, if any, from its net investment income quarterly.

         - (APPLICABLE ONLY TO DEM MULTI-MANAGER BOND FUND) The fund declares dividends from net investment income daily to stockholders of record as of 12 noon (Eastern Time) on that day. The fund will also credit stockholders with a dividend on the business day on which a purchase order for the shares is effective, provided that an institution notifies the fund of its intention to invest by 12 noon and the fund receives a wire payment by 4 p.m.

         - Each fund distributes net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

         -   Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

         An institution needs to be aware of the possible tax consequences when:

         - It redeems fund shares, including an exchange from one fund to another.

         -   The fund makes a distribution to its account.

         TAXES ON REDEMPTIONS

         When an institution redeems shares in one of the funds, it may realize a gain or loss. An exchange from a fund to another fund is still a redemption for tax purposes.

         After the end of the calander year, we will send an institution a Form 1099-B for each fund in which it redeemed shares during the year indicating the date and amount of each redemption made in the fund during the prior year. The fund will also report this information to the IRS.

         TAXES ON DISTRIBUTIONS

         Distributions are taxable whether reinvested in additional shares or received in cash. Distributions from the funds' long-term capital gains may qualify as capital gains and may be taxed at preferential income tax rates. Dividends from other sources are generally taxable as ordinary income.

         After the end of the calendar year, we will send an institution a Form 1099-DIV for each fund in which it owned shares during the year, indicating the tax status of any dividend and capital gain distributions made to such institution. We will also report this information to the IRS. Distributions made by a fund are generally taxable to an institution for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.

                                   MANAGEMENT

THE INVESTMENT ADVISOR

         Chapman Capital Management, Inc., CCM, serves as the investment advisor to each of the funds pursuant to a separate advisory and administrative services agreement with each fund. CCM was established in 1988 and is located at the World Trade Center - Baltimore, Suite 2800, 401 East Pratt Street, Baltimore, Maryland 21202.

         CCM has been an investment advisor since 1988. CCM served as the investment advisor of DEM, Inc., a closed-end company that invested in DEM securities from 1995 until its dissolution in 1998, and currently serves as the investment advisor for The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund in addition to the four funds described in this prospectus. The Chapman Institutional Cash Management Fund is not currently active. In addition, CCM serves as portfolio manager to a private fund and private accounts. As of December 31, 2000, CCM had approximately $620 million in assets under management.

         CCM provides investment advice to the funds and, in general, conducts the management and investment programs of the funds in accordance with each fund's investment objectives, policies and restrictions.

THE MANAGEMENT FEE

         Each of the funds pays CCM an annual advisory fee and administration fee, based on the following percentages of the fund's average daily net assets:

                                                                        ADVISORY       ADMINISTRATION
         DEM Index Fund..........................................          .90%             .15%
         DEM Multi-Manager Equity Fund...........................         1.25%             .15%
         DEM Multi-Manager Bond Fund.............................         1.25%             .15%

PORTFOLIO MANAGEMENT

         Nathan A. Chapman, Jr. has been the president of CCM since 1988 and is primarily responsible for the management of the funds' assets and, with respect to the DEM Multi-Manager Funds, the selection and supervision of sub-advisors.

         Mr. Chapman has served as President and Chairman of the Board of Directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co., the funds' distributor, in 1987 and has been its President since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. Since 1999, Mr. Chapman has also served as President and Chairman of the Board of Directors of eChapman.com, Inc. an Internet portal designed for the DEM community. As Mr. Chapman is the president of an investment banking firm, asset management firm and Internet portal, he does not devote his full time to the management of the funds' portfolios.

LEGAL PROCEEDINGS

         CCM and The Chapman Co. are involved from time to time in various legal proceedings and claims incident to the normal conduct of their businesses. CCM and The Chapman Co. believe that such legal proceedings and claims, individually and in the aggregate, are not likely to have a material adverse effect on the fund or the ability of CCM and The Chapman Co. to perform their obligations under their respective agreements with the funds.

DISTRIBUTION

         The Chapman Co., an affiliated broker-dealer of CCM and the funds, distributes (sells) shares of all of the DEM funds.

         The funds have adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the funds pay The Chapman Co. a stockholder service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fees paid by the funds are detailed in the Fund Expenses sections of this prospectus.

         Because these fees are paid out of the funds' assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE

         In placing portfolio trades, CCM may use The Chapman Co. and, with respect to the DEM Multi-Manager Funds, the sub-advisors may use broker dealers with whom they are affiliated, but only when the CCM or the respective sub-advisor believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

STOCKHOLDER SERVICES

         PFPC serves as the funds' transfer and dividend paying agent and accounting agent and provides stockholder services, including record-keeping, and stockholder statements, distribution of dividends and processing of purchase and redemption requests to institutional stockholders of record. Institutional stockholder of record inquiries should be addressed to:

                PFPC, Inc.
                211 S. Gulph Road
                P.O. Box 61767
                King of Prussia, PA  19406
                (800) 441-6580

         Inquiries of individual investors should be directed to the institution from which institutional shares were purchased by such investor.

CUSTODIAN

         UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as the custodian for the funds' portfolio securities.

INVESTOR SHARES

         The funds offer a separate class of shares, Investor Shares, to individual investors through a separate prospectus. Institutional Shares, offered by this prospectus, and Investor Shares represent equal pro rata interests in a fund's common investment portfolio and calculate net asset value and performance quotations in the same manner. However, Investor Shares are sold with a sales load and may have different sales charges and other expenses which can be expected to affect performance. Both classes will share proportionately in the investment income and expenses of a fund, except that the per share dividends of Investor Shares will differ from the per share dividends of Institutional Shares as a result of additional distribution expenses applicable to Investor Shares. Investor Shares and Institutional Shares have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

                                                                      APPENDIX A

DEM INDEX
Component Securities--October 31, 2000

-------------------------------------------------------------------------------------------------------------------------------
TICKER          NAME                                             TICKER        NAME
------          ----                                             ------        ----
-------------------------------------------------------------------------------------------------------------------------------
ACCL            ACCELERATED NETWORKS COM                         ITWO          12 TECHNOLOGIES INC
-------------------------------------------------------------------------------------------------------------------------------
ALSI            ADVANTAGE LEARNING SYS INC                       ICUI          ICU MEDICAL INC
-------------------------------------------------------------------------------------------------------------------------------
ADVS            ADVENT SOFTWARE INC                              IGTE          IGATE CAPITAL CORPORATION
-------------------------------------------------------------------------------------------------------------------------------
ACOM            AGENCY COM LTD COM                               IMAN          IMANAGE INC COM
-------------------------------------------------------------------------------------------------------------------------------
AKRN            AKORN INC COM                                    IMRS          IMRGLOBAL CORP
-------------------------------------------------------------------------------------------------------------------------------
ALSC            ALLIANCE SEMICONDUCTOR CORP                      INFA          INFORMATICA CORP
-------------------------------------------------------------------------------------------------------------------------------
AWK             AMERICAN WTR WKS INC COM                         INSP          INFOSPACE COM INC
-------------------------------------------------------------------------------------------------------------------------------
AMKR            AMKOR TECHNOLOGY INC COM                         IUSA          INFOUSA INC
-------------------------------------------------------------------------------------------------------------------------------
ATGN            ANTIGEN COMMUNICATIONS INC                       ITIG          INTELLIGROUP INC
-------------------------------------------------------------------------------------------------------------------------------
APAT            APA OPTICS INC                                   IBOC          INTL BANCSHARES CORP
-------------------------------------------------------------------------------------------------------------------------------
APNT            APPNET INC                                       KEYN          KEYNOTE SYSTEMS INC
-------------------------------------------------------------------------------------------------------------------------------
ARSC            ARIS CORP/WA                                     KMAG          KOMAG INC
-------------------------------------------------------------------------------------------------------------------------------
ARTG            ART TECHNOLOGY GROUP COM                         LSCC          LATTICE SEMICONDUCTOR CORP
-------------------------------------------------------------------------------------------------------------------------------
ASDV            ASPECT DEVELOPMENT INC                           MRBA          MARIMBA INC
-------------------------------------------------------------------------------------------------------------------------------
CGO             ATLAS AIR INC                                    MSO           MARTHA STEWART LIVING OMNIMD
-------------------------------------------------------------------------------------------------------------------------------
ADSK            AUTODESK INC                                     MTZ           MASTEC INC
-------------------------------------------------------------------------------------------------------------------------------
AVNT            AVANT CORP                                       MAST          MASTECH CORP
-------------------------------------------------------------------------------------------------------------------------------
BVSN            BROADVISION INC                                  MIGI          MERIDIAN INS GROUP INC
-------------------------------------------------------------------------------------------------------------------------------
CATS            CATALYST SEMICONDUCTOR                           MERX          MERIX CORP COM
-------------------------------------------------------------------------------------------------------------------------------
CATY            CATHAY BANCORP                                   MOVA          MOVADO GROUP INC
-------------------------------------------------------------------------------------------------------------------------------
CLN             CELSION CORPORATION COM                          NPK           NATIONAL PRESTO INDS INC
-------------------------------------------------------------------------------------------------------------------------------
CWLD            CROSSWORLDS SOFTWARE COM                         NATR          NATURES SUNSHINE PRODS INC
-------------------------------------------------------------------------------------------------------------------------------
CBSI            COMPLETE BUSINESS SOLUTIONS                      NFF           NEFF CORP
-------------------------------------------------------------------------------------------------------------------------------
CYSV            CYSIVE INC                                       NMGC          NEOMAGIC CORP
-------------------------------------------------------------------------------------------------------------------------------
DK              DONNA KARAN INTL INC                             NEO           NEOPHARM INC
-------------------------------------------------------------------------------------------------------------------------------
DORL            DORAL FINANCIAL CORP                             NTCR          NETCREATIONS INC COM
-------------------------------------------------------------------------------------------------------------------------------
DSET            DSET CORP                                        NGRU          NETGURU
-------------------------------------------------------------------------------------------------------------------------------
EGAN            EGAIN COMMUNICATIONS                             NTIQ          NETIQ CORP COM
-------------------------------------------------------------------------------------------------------------------------------
ELBO            ELECTRONICS BOUTIQUE HLDG CP                     NTCT          NETSCOUT SYS INC COM
-------------------------------------------------------------------------------------------------------------------------------
EMBT            EMBARCADERO TECH INC COM                         NTWK          NETSOL INTERNATIONAL COM
-------------------------------------------------------------------------------------------------------------------------------
EVC             ENTRA VISION COMMUNCTNS CL A                     NWKC          NETWORK COMMERCE INC
-------------------------------------------------------------------------------------------------------------------------------
ESST            ESS TECHNOLOGY INC                               NUFO          NEW FOCUS INC COM
-------------------------------------------------------------------------------------------------------------------------------
ETH             ETHAN ALLEN INTERIORS INC                        NMTC          NUMERICAL TECHNOLOGIES COM
-------------------------------------------------------------------------------------------------------------------------------
FBCE            FIBERCORE INC COM                                NVDA          NVIDIA CORP
-------------------------------------------------------------------------------------------------------------------------------
FBP             FIRST BANCORP P R                                OAKT          OAK TECHNOLOGY INC
-------------------------------------------------------------------------------------------------------------------------------
FBP             FIRSTBANK PUERTO RICO                            OAOT          OAO TECHNOLOGY SOLUTIONS INC
-------------------------------------------------------------------------------------------------------------------------------
FHRX            FIRST HORIZON PHARMACE COM                       OMGA          OMEGA RESEARCH INC
-------------------------------------------------------------------------------------------------------------------------------
FISB            FIRST INDIANA CORP                               OMKT          OPEN MARKET
-------------------------------------------------------------------------------------------------------------------------------
GBCB            GBC BANCORP/CA                                   OFG           ORIENTAL FINANCIAL GROUP INC
-------------------------------------------------------------------------------------------------------------------------------
GMST            GEMSTAR INTERNATIONAL GROUP                      FIBROLD       OSICOM TECHNOLOGIES INC
-------------------------------------------------------------------------------------------------------------------------------
GNLB            GENELABS TECHNOLOGIES INC                        PCCC          PC CONNECTION INC
-------------------------------------------------------------------------------------------------------------------------------
GDW             GOLDEN WEST FINANCIAL CORP                       PDX           PEDIATRIX MEDICAL GROUP
-------------------------------------------------------------------------------------------------------------------------------
GBTVK           GRANITE BROADCASTING                             PSEM          PERICOM SEMICONDUCTOR CORP
-------------------------------------------------------------------------------------------------------------------------------
HABK            HAMILTON BANCORP                                 PCLE          PINNACLE SYS INC COM
-------------------------------------------------------------------------------------------------------------------------------
HOLL            HOLLYWOOD.COM INC CL A                           BPOP          POPULAR INC
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TICKER          NAME                                             TICKER        NAME
------          ----                                             ------        ----
------------------------------------------------------------------------------------------------------------------------------
QADI            QUAD INC                                         SYNT          SYNTEL INC
------------------------------------------------------------------------------------------------------------------------------
PASA            QUEPASA.COM INC                                  TNOX          TANOX INC COM
------------------------------------------------------------------------------------------------------------------------------
RGFC            R&G FINANCIAL CORP - CL B                        TSYS          TELECOMMUNICATION SYS CL A
------------------------------------------------------------------------------------------------------------------------------
ROIA            RADIO ONE INC                                    TR            TOOTSIE ROLL INDS
------------------------------------------------------------------------------------------------------------------------------
RENG            RESEARCH ENGINEERS INC                           TRID          TRIDEN MICROSYSTEMS INC
------------------------------------------------------------------------------------------------------------------------------
SAGI            SAGE INC                                         TRPH          TRIPATH TECHNOLOGY INC COM
------------------------------------------------------------------------------------------------------------------------------
SLTC            SELECTICA INC COM                                UMB           UNITED MISSOURI BANK
------------------------------------------------------------------------------------------------------------------------------
SPNW            SHOPNOW.COM INC                                  UVN           UNIVISION COMMUNICATIONS INC
------------------------------------------------------------------------------------------------------------------------------
SIEB            SIEBERT FINL CORP COM                            VONE          V-ONE CORP COM
------------------------------------------------------------------------------------------------------------------------------
SIGM            SIGMA DESIGNS INC                                VALU          VALUE LINE INC
------------------------------------------------------------------------------------------------------------------------------
SLAB            SILICON LABORATORIES COM                         VIAD          VIADOR INC
------------------------------------------------------------------------------------------------------------------------------
SSTI            SILICON STORAGE TECHNOLOGY                       VITR          VITRIA TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------
SNWL            SONICWALL INC COM                                WAC           WARNACO GROUP INC - CL A
------------------------------------------------------------------------------------------------------------------------------
SBSA            SPANISH BROADCASTING SYS INC                     WTSLA         WET SEAL INC - CL A
------------------------------------------------------------------------------------------------------------------------------
SPLT            SPLITROCK SERVICES INC                           WEBX          WEBEX INC COM
------------------------------------------------------------------------------------------------------------------------------
STRM            STARMEDIA NETWORK INC
------------------------------------------------------------------------------------------------------------------------------
STGC            STARTEC GLOBAL COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------
SRTI            SUNRISE TELECOM INC COM
------------------------------------------------------------------------------------------------------------------------------

================================================================================

         A STATEMENT OF ADDITIONAL INFORMATION WHICH CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. FURTHER INFORMATION ABOUT MARKET CONDITIONS AND THE FUNDS' INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR ARE AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL STOCKHOLDER REPORTS. TO OBTAIN FREE COPIES OF ANY OF THESE DOCUMENTS, CALL (800) 752-1013. FOR STOCKHOLDER INQUIRIES, CALL THE CHAPMAN CO. AT (800) 752-1013 OR PFPC, INC. AT
(800) 441-6580.

         FUND REPORTS AND STATEMENTS OF ADDITIONAL INFORMATION ARE ALSO AVAILABLE FROM THE SECURITIES AND EXCHANGE COMMISSION BY SENDING AN ELECTRONIC REQUEST TO publicinfo@SEC.gov BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009 (YOU WILL BE CHARGED A DUPLICATING FEE); BY VISITING THE SEC'S PUBLIC REFERENCE ROOM (CALL (202) 942-8090 FOR HOURS OF OPERATION);
OR BY CONSULTING THE SEC'S WEB SITE AT www.sec.gov.

         --------------------------------------------------------------

[LOGO]              THE
                    CHAPMAN
                    FUNDS
                    A MEMBER OF THE
                    CHAPMAN GROUP OF
                    COMPANIES





                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, SUITE 2800
                            BALTIMORE, MARYLAND 21202
                                 (800) 752-1013

1940 ACT FILE NO. 811-5697
================================================================================




                                     [LOGO]





                                 DEM INDEX FUND
                           DEM MULTI-MANAGER BOND FUND
                          DEM MULTI-MANAGER EQUITY FUND
                              INSTITUTIONAL SHARES


                               A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                   OPPORTUNITY












                        --------------------------------
                                   PROSPECTUS
                        --------------------------------


================================================================================

          Statement of Additional Information Dated: February 28, 2001

                             THE CHAPMAN FUNDS, INC.

                                 DEM EQUITY FUND

                                 INVESTOR SHARES
                              INSTITUTIONAL SHARES

                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, SUITE 2800
                            BALTIMORE, MARYLAND 21202
                    TELEPHONE: (410) 625-9656, (800) 752-1013

This Statement of Additional Information of the DEM Equity Fund (the "Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's Investor Shares Prospectus or Institutional Shares Prospectus dated the same date as this Statement of Additional Information (each is referred to herein as the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing The Chapman Co., World Trade Center - Baltimore, 401 East Pratt Street, Suite 2800, Baltimore, Maryland 21202, or calling at (410) 625-9656, (800) 752-1013.

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
Investment Objective And Policies . 1   Portfolio Transactions . . . . . . . 16
Investment Program  . . . . . . . . 1   Taxation . . . . . . . . . . . . . . 18
Management . . . . . . . . . . . .  5   Capital Stock . . . . .  . . . . . . 19
Purchase of Shares . . . . .  . .  14   Performance Information. . . . . . . 20
Control Persons and                     Counsel to the Company . . . . . . . 22
Principal Holders of Securities .  15   Independent Auditors . . . . . . . . 22
Redemption of Shares . . . . . . . 16   Financial Statements . . . . . . . .F-1
--------------------------------------------------------------------------------

Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund is a series of The Chapman Funds, Inc., a Maryland corporation (the "Company") that is an open-end, management investment company known as a series fund (the Fund and each other series of the Company are herein sometimes referred to as a "Series"). The Fund is considered non-diversified under the Investment Company Act of 1940 (the "1940 Act").

The Fund invests pursuant to the DEM Strategy in the securities of emerging DEM companies to achieve its investment objective of aggressive long-term growth through capital appreciation. The Domestic Emerging Markets, or DEM, Strategy consists of investing in companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories ("DEM Companies").

The following information supplements the discussion of the investment policies of the Fund found under "INVESTMENT PROGRAM" in the Prospectuses.

                               INVESTMENT PROGRAM

OPTIONS TRANSACTIONS

The Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call and put options in respect of specific securities in which it may invest. The Fund may write covered call and put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return then would be realized on their portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when it expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when it expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when it expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the Fund's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

While it may choose to do otherwise, the Fund generally will purchase or write only those options for which it believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market and the securities underlying covered call options written by the Fund as illiquid securities subject to the Fund's investment limitation on illiquid securities as set forth below. See "INVESTMENT PROGRAM--Risk Factors - Options Risk" in the Prospectus.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act ("Illiquid Securities"). Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of restricted securities or other Illiquid Securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other Illiquid Securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also be required to register Illiquid Securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede a public offering of such securities.

Although the Fund believes that investments in Illiquid Securities may offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of its portfolio invested in these investments. Among these are the risks associated with companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain their competitive positions, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

LOANS OF SECURITIES

The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations, but the Fund will not lend securities to any affiliate of the Investment Advisor or any sub-adviser unless the Fund applies for and receives specific authority to do so from the Securities and Exchange Commission (the "SEC"). The Fund's loans of securities are collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in segregated accounts in amounts equal to the current market value of the loaned securities. From time to time, the Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The Fund adheres to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which amount of collateral is maintained by daily marking to market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and
(6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Fund must terminate the loan and regain its right to vote the securities. Up to 20% of the Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when the Fund believes such techniques can be expected to yield a higher investment return than other investment options.

REPURCHASE AGREEMENTS

The Fund may enter into "repurchase agreements" pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. A repurchase agreement arises when a buyer such as the Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. A party entering into a repurchase agreement requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Investment Advisor monitors the creditworthiness of the dealers and banks with which the Fund enters into repurchase agreement transactions.

FUNDAMENTAL POLICIES

The following investment restrictions are fundamental to the Fund and cannot be changed without the approval of holders of a majority of the Fund's outstanding voting shares, which, as used here, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. The Fund's investment policies that are not designated fundamental policies may be changed by the Fund without stockholder approval. The percentage limitations set forth below, as well as those described in the Prospectus, are measured and applied only at the time an investment is made or other relevant action is taken by the Fund.

The investment policies prohibit the Fund from:

     (1) Issuing senior securities, borrowing money or pledging its assets, except that: (i) the Fund may borrow from banks in amounts aggregating not more than 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings; (ii) the Fund may purchase securities on margin pursuant to margin arrangements with banks up to the limits set forth in (i) for bank borrowings; and (iii) the Fund may borrow an additional 5% of the Fund's total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

     (2) Engaging in the business of underwriting securities issued by other persons, except that to the extent the Fund is permitted to invest in Illiquid Securities (currently, the Fund may not invest more than 15% of its net assets in Illiquid Securities), the Fund may be deemed to act as an underwriter to portfolio companies.

     (3) Concentrating investments in particular industries. The policy of the Fund is not to concentrate investments, i.e., to limit its investment in any one industry, so that it will make no additional investment in any industry if such investment would result in the Fund having over 25% of the value of its assets at the time in such industry (The Domestic Emerging Markets market segment is not considered an industry for this purpose).

     (4) Engaging in the purchase and sale of real estate or real estate-backed or mortgage-backed securities.

     (5) Purchasing or selling commodities or commodities contracts except that the Fund may enter into futures contracts and options thereon and may invest in index futures contracts, and options on index futures contracts to the extent that not more than 5% of the Fund's net assets are required as margin deposit for futures contracts and not more than 15% of the Fund's net assets are invested in futures and options at any time.

     (6) Making loans to others, except through the purchase of qualified (publicly distributed bonds, debentures or other securities) debt obligations, the entry into repurchase agreements and loans of portfolio securities consistent with the Fund's investment objectives and policies.

     (7) Investing in foreign securities (other than American Depository Receipts).

OTHER INVESTMENT POLICIES

The policy of the Fund is not to invest its funds for the purpose of purchasing working control in companies except when and if, in the judgment of the Investment Advisor such investment is deemed advisable. This policy, which is established by the Board of Directors, is subject to change without stockholder approval.

                                   MANAGEMENT

BOARD OF DIRECTORS

The Fund is managed by the Company's Board of Directors. The Board of Directors approves all significant agreements between the Fund and other Series of the Company and between the Fund and persons who furnish services to the Fund, including the Fund's agreements with the Investment Advisor and the Fund's distributor, The Chapman Co. The Board of Directors delegates to the Company's officers and the Investment Advisor responsibility for day-to-day operations of the Funds. All of the officers of the Company are directors, officers or employees of the Investment Advisor or The Chapman Co.

The Directors and executive officers of the Company are listed below.

                                                                                       PRINCIPAL OCCUPATIONS DURING
               NAME                   AGE        POSITION(S) HELD WITH COMPANY                 PAST 5 YEARS
               ----                   ---        -----------------------------                 ------------
Nathan A. Chapman, Jr.*                43     President, Director and              President and Director since 1986 of
                                              Chairman of the Board                The Chapman Co. President and

                                                                                   Director since 1988 of Chapman
                                                                                   Capital Management, Inc. President
                                                                                   and Director of eChapman.com, Inc.
                                                                                   since 1999.

Dr. Glenda Glover                      48     Director                             Dean of School of Business, Jackson
                                                                                   State University since 1994.
                                                                                   Chairperson of Accounting
                                                                                   Department, Howard University from
                                                                                   1990 through 1994.

Dr. Benjamin Hooks*                    76     Director                             President and CEO of Universal Life
                                                                                   Insurance Co. Chairman of the Board of
                                                                                   Minact, Inc. Executive Director of the
                                                                                   NAACP from 1993 through 1997.

Wilfred Marshall                       65     Director                             Principal, Marshall Enterprises
                                                                                   since 1994. Director, Mayor's Office
                                                                                   of Small Business Assistance-City of
                                                                                   Los Angeles 1981 to 1994.

Berna Gunn-Williams                    67     Director                             President/CEO of Scrupples, Inc.
                                                                                   Former Chairman of the D.C.
                                                                                   Retirement Board from 1994 to 1998.

David Rivers                           57     Director                             Director of Community Development
                                                                                   Medical University of South Carolina
                                                                                   Environmental Hazards Assessment
                                                                                   Program since 1994; President,
                                                                                   Research Planning and Management
                                                                                   from 1991 to 1994.

Earl U. Bravo, Sr.                     52     Secretary and Assistant Treasurer    Senior Vice President, Secretary and
                                                                                   Assistant Treasurer of eChapman.com,
                                                                                   Inc. since 1999. Mr. Bravo has been
                                                                                   employed in various senior executive
                                                                                   positions with The Chapman Co. and
                                                                                   Chapman Capital Management, Inc.
                                                                                   since 1990.

M. Lynn Ballard                        58     Treasurer and Assistant Secretary    Ms. Ballard has been employed as a
                                                                                   senior financial executive of The
                                                                                   Chapman Co. and Chapman Capital
                                                                                   Management, Inc. since 1990.

* Directors deemed to be "interested persons" of the Company for purposes of the Investment Company Act of 1940, as amended (the "1940 Act") are indicated by an asterisk.

The address of each Director and officer is World Trade Center - Baltimore, 401
E. Pratt Street, Suite 2800, Baltimore, Maryland 21202.

The Company, Chapman Capital Management and The Chapman Co. have adopted a code of ethics in accordance with the requirements of Rule 17j-1(a) under the 1940 Act. The code prohibits all officers or employees of the Company, Chapman Capital Management and The Chapman Co. and their respective affiliates or subsidiaries from engaging (with certain exceptions) in any securities transactions without approval. In addition, directors of the Company who are deemed to be "interested persons" of the Company for purposes of the 1940 Act are prohibited (with certain exceptions) from engaging in any securities transactions without prior approval when the director has knowledge that the security is being considered for purchase or sale by a Series.

Directors of the Company who are not officers receive from the Company a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE -- FISCAL YEAR 2000

-------------------------------- ---------------------- -------------------- -------------------- -----------------------
                                                           RETIREMENT OR                                   TOTAL
                                                              PENSION                                  COMPENSATION
                                       AGGREGATE         BENEFITS ACCRUED         ESTIMATED            FROM COMPANY
                                     COMPENSATION           AS PART OF              ANNUAL               AND FUND
                                         FROM                 COMPANY           BENEFITS UPON          COMPLEX PAID
    NAME OF PERSON/POSITION             COMPANY              EXPENSES             RETIREMENT           TO DIRECTORS
    -----------------------             -------              --------             ----------           ------------
-------------------------------- ---------------------- -------------------- -------------------- -----------------------
Nathan A. Chapman, Jr
Director, Chairman and
President                        None                   None                 None                 None
-------------------------------- ---------------------- -------------------- -------------------- -----------------------
Dr. Glenda Glover
Director                         $3,000                 None                 None                 $3,000
-------------------------------- ---------------------- -------------------- -------------------- -----------------------
Dr. Benjamin Hooks
Director                         $1,000                 None                 None                 $1,000
-------------------------------- ---------------------- -------------------- -------------------- -----------------------
Berna Gunn-Williams
Director                         $1,000                 None                 None                 $1,000
-------------------------------- ---------------------- -------------------- -------------------- -----------------------
David Rivers
Director                         $3,000                 None                 None                 $3,000
-------------------------------- ---------------------- -------------------- -------------------- -----------------------
Wilfred Marshall
Director                         $3,000                 None                 None                 $3,000
-------------------------------- ---------------------- -------------------- -------------------- -----------------------

Under the Company's charter and Maryland law, Directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its Directors and officers against liabilities unless it is proven that a Director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no Director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

For so long as the 12b-1 plan described in the Prospectuses section captioned YOUR ACCOUNT - Distribution" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.

THE INVESTMENT ADVISOR

The Investment Advisor has been retained by the Fund under a separate investment advisory and administrative services agreement ("Advisory and Administrative Services Agreement") to provide investment advice and, in general, to supervise the management and investment program of the Fund in accordance with its investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at The World Trade Center - Baltimore, 401 East Pratt Street, Suite 2800, Baltimore, Maryland 21202.

The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Chapman Capital Management Holdings, Inc. is a wholly-owned subsidiary of eChapman.com, Inc., an Internet portal designed for the DEM community. eChapman.com, Inc. was incorporated in Maryland in 1999 and completed an initial public offering of its equity securities in 2000. Nathan A. Chapman, Jr., who is the controlling stockholder of eChapman.com, Inc., is a controlling person (as that term is defined under the 1940 Act) of eChapman.com, Inc. and, therefore, a controlling person of the Investment Advisor.

The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of the Investment Advisor:

--------------------------------------------------------------------------------------------------
Name and Principal               Position with Investment              Position with Company
Business Address                 Advisor
--------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.           President, Director and               President, Director and
401 E. Pratt Street              Chairman                              Chairman
Suite 2800
Baltimore, MD 21202

--------------------------------------------------------------------------------------------------
Earl U. Bravo, Sr.               Secretary and Assistant               Secretary and Assistant
401 E. Pratt Street              Treasurer                             Treasurer
Suite 2800
Baltimore, MD 21202

--------------------------------------------------------------------------------------------------
M. Lynn Ballard                  Treasurer and Assistant               Treasurer and Assistant
401 E. Pratt Street              Secretary                             Secretary
Suite 2800
Baltimore, MD 21202
--------------------------------------------------------------------------------------------------

The Investment Advisor has overall responsibility for assets of the Fund, provides overall investment strategies and programs for the Fund and manages short-term investments for the Fund.

In connection with the provision of advisory services, the Investment Advisor will supervise a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. Further, the Investment Advisor will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to the Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of the Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. The Investment Advisor will pay for its own costs in providing the above listed services.

The Investment Advisor will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., in accordance with the Company's policies and restrictions regarding brokerage allocations. The Investment Advisor will furnish to the Company such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as the Company may reasonably request.

The Investment Advisor has contractually agreed to limit the total annual operating expenses of the Investor Shares to 2.00% of average daily net assets effective March 17, 2000 until at least December 31, 2010. The Investment Advisor has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2010. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares or the Investor Shares beyond December 31, 2010.

---------------------------------------------------------------------------------
                       Amounts Paid To Investment Adviser
---------------------------------------------------------------------------------
Fiscal Year                               DEM Equity Fund(1)
----------------------------------------- ---------------------------------------
2000(2)                                   $69,088
----------------------------------------- ---------------------------------------
1999(2)                                   $104,670
----------------------------------------- ---------------------------------------
1998                                      $52,175
----------------------------------------- ---------------------------------------

(1)  DEM Equity Fund inception was April 8, 1998

(2)  Net of expense reimbursements

The Company is comprised of the following Series:

         The Chapman U.S. Treasury Money Fund
         The Chapman Institutional Cash Management Fund
         DEM Equity Fund
         DEM Index Fund
         DEM Multi-Manager Equity Fund
         DEM Multi-Manager Bond Fund
         DEM Fixed Income Fund

Currently, the Fund, The Chapman U.S. Treasury Money Fund and DEM Index Fund are the only Series of the Company that are active. The Investment Advisor acts as investment advisor to each

Series of the Company. The fees of the Investment Advisor are separately charged to each Series pursuant to the separate investment advisory agreement applicable to that Series.

The Fund is comprised of two classes of shares, Institutional Shares and Investor Shares. The fees of the Investment Advisor applicable to the Fund are allocated among the Investor Shares and Institutional Shares on the basis of relative net assets of the Investor Shares and the Institutional Shares.

DISTRIBUTOR

The Distributor, The Chapman Co., has been retained under a distribution agreement (the "Distribution Agreement") to undertake the sale, on a continuous basis as agent, of the shares of the Fund. The Distributor is not obliged to sell any particular amount of shares.

Set forth below is certain information with respect to commissions and other compensation received by each principal underwriter, who is an affiliated person of the Fund or an affiliated person of an affiliated person of the Fund, directly or indirectly, from the Fund during the Fund's most recent fiscal year.

-------------------  --------  --------------------  ----------------------  ------------------- ---------------------
                               Net Underwriting      Compensation on
Name of Principal              Discounts and         Redemptions and         Brokerage           Other Compensation *
Underwriter          Year      Commissions           Repurchases             Commissions
-------------------  --------  --------------------  ----------------------  ------------------- ---------------------
The Chapman Co.      2000      $722                  None                    $41,167             $82,529
                     1999      $1,020                None                    $7,075              $27,727
                     1998      $254                  None                    $20,825             $12,422
-------------------  --------  --------------------  ----------------------  ------------------- ---------------------

* Amounts were paid pursuant to Investor Shares and Institutional Shares Distribution Plans. See "--INVESTOR SHARES" and "--INSTITUTIONAL SHARES."

INVESTOR SHARES

The Distributor is compensated through the payment of a front-end load as a percentage of the offering price on the sale of Investor Shares of the Fund and pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Investor Shares (the "Investor Shares Distribution Plan"). The Distributor also receives a fee under the Investor Shares Distribution Plan for stockholder administrative and distribution services. See the " OVERVIEW OF DEM EQUITY FUND--Fees and Expenses" and "YOUR ACCOUNT" in the Investor Shares Prospectus.

The Distributor will be paid fees under the Investor Shares Distribution Plan to compensate the Distributor or enable the Distributor to compensate other persons, ("Service Providers"), including any other distributor of the Investor Shares, for providing: (i) services primarily intended to result in the sale of the Investor Shares ("Distribution Services") and (ii) stockholder servicing, administrative and accounting services ("Administrative Services" and collectively with Distribution Services, "Services"). Distribution Services may include, but are not limited to: the printing and distribution to prospective investors in the Investor Shares of prospectuses and statements of additional information describing the Fund; the preparation, including printing, and distribution of sales literature, reports and media advertisements relating to the Investor Shares; providing telephone services relating to the Fund; distributing the Investor Shares; costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Distribution Services in accordance with the Investor Shares Distribution Plan, the Distributor is expressly authorized (i) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to providing Services; (ii) to make, or cause to be made, payments, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Investor Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, and providing any other Service; and (iii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services. Administrative Services may include, but are not limited to, (i) responding to inquiries of prospective investors regarding the Fund; (ii) services to holders of Investor Shares not otherwise required to be provided by the Fund's custodian or any co-administrator; (iii) establishing and maintaining accounts and records on behalf of holders of Investor Shares; (iv) processing purchase, redemption and exchange transactions in Investor Shares; and (v) other similar services not otherwise required to be provided by the Fund's transfer agent or any co-administrator.

Payments under the Investor Shares Distribution Plans are not tied exclusively to the distribution and administrative expenses actually incurred by the Distributor or any Service Provider, and the payments may exceed expenses actually incurred by the Distributor and/or a Service Provider. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to holders of Investor Shares or to foster distribution of the Investor Shares.

Of the DEM Equity Fund Investor Shares Distribution Plan fees paid to the Distributor during the fiscal year ended October 31, 2000, the Distributor spent approximately $124 on advertising and approximately $2,352 on compensation to sales personnel.

The Fund participates in joint distribution activities with the other Series. Accordingly, fees paid under a Fund's Investor Shares Distribution Plan may be used to finance the distribution of the shares of another Series. Distribution costs are allocated based on the relative net assets of each Series.

The Distributor is an indirect wholly-owned subsidiary of eChapman.com, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Adviser and eChapman.com, Inc. Mr. Chapman owns a majority of the outstanding voting securities of eChapman.com, Inc.

The Investor Shares Distribution Plan was adopted to promote the sale of Investor Shares in order to achieve the economies of scale and lower expenses possible with increased net assets.

INSTITUTIONAL SHARES

The Distributor is compensated for the sale of Institutional Shares pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Institutional Shares (the "Institutional Shares Distribution Plan" and collectively with the Investor Distribution Plans, the "Distribution Plans"). The Distributor also receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services. See "OVERVIEW OF DEM EQUITY FUND--Fees and Expenses" section in the Institutional Shares Prospectus.

The Distributor will be paid fees under the Institutional Shares Distribution Plan to compensate the Distributor or enable the Distributor to compensate other persons, including any other distributor of the Institutional Shares or institutional stockholders of record of the Institutional Shares, including but not limited to retirement plans, broker-dealers, depository institutions, and other financial intermediaries ("Institutions"), who own Institutional Shares on behalf of their customers, clients or (in the case of retirement plans) participants ("Customers") and companies providing certain services to Customers (collectively with Institutions, "Service Organizations"), for providing (a) services primarily intended to result in the sale of the Institutional Shares ("Selling Services") and (b) stockholder servicing, administrative and accounting services to Customers ("Stockholder Services").

The annual fee paid to the Distributor with respect to Selling Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, to cover certain expenses primarily intended to result in the sale of the Institutional Shares, including, but not limited to: (i) costs of payments made to employees that engage in the distribution of the Institutional Shares; (ii) payments made to, and expenses of, persons who provide support services in connection with the distribution of the Institutional Shares, including, but not limited to, office space and equipment, telephone facilities, processing stockholder transactions and providing any other stockholder services not otherwise provided by the Fund's transfer agent; (iii) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (iv) costs of printing and distributing prospectuses, statements of additional information and reports of a Fund to prospective holders of the Institutional Shares; (v) costs involved in preparing, printing and distributing sales literature pertaining to a Fund and
(vi) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that Fund may, from time to time, deem advisable.

The annual fee paid to the Distributor with respect to Stockholder Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, for personal service and/or the maintenance of Customer accounts, including but not limited to (i) responding to Customer inquiries, (ii) providing information on Customer investments and (iii) providing other stockholder liaison services and for administrative and accounting services to Customers, including, but not limited to: (a) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's distributor or transfer agent; (b) providing Customers with a service that invests the assets of their accounts in the Institutional Shares; (c) processing dividend payments from the Fund on behalf of Customers; (d) providing information periodically to Customers showing their positions in the Institutional Shares; (e) arranging for bank wires; (f) providing sub-accounting with respect to the Institutional Shares beneficially owned by Customers or the information to the Fund necessary for sub-accounting; (g) forwarding stockholder communications from the Fund (for example, proxies, stockholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers, if required by law and (h) providing other similar services to the extent permitted under applicable statutes, rules and regulations. Payments under this Institutional Shares Distribution Plan are not tied exclusively to the selling and stockholder expenses actually incurred by the Distributor or any Service Organization, and the payments may exceed expenses actually incurred by the Distributor or any Service Organization. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to stockholders of the Fund or to foster distribution of the Institutional Shares.

Of the DEM Equity Fund Institutional Shares Distribution Plan fees paid to the Distributor during the fiscal year ended October 31, 2000, the Distributor spent approximately $4,003 on advertising and approximately $76,050 on compensation to sales personnel.

The Fund participates in joint distribution activities with the other Series. Accordingly, fees paid under a Fund's Institutional Shares Distribution Plan may be used to finance the distribution of the shares of another Series. Distribution costs are allocated based on the relative net assets of each Series.

The Distributor is an indirect wholly-owned subsidiary of eChapman.com, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Adviser and eChapman.com, Inc. Mr. Chapman owns a majority of the outstanding voting securities of eChapman.com, Inc.

The Institutional Shares Distribution Plan was adopted to promote the sale of Institutional Shares in order to achieve the economies of scale and lower expenses possible with increased net assets.

GENERAL INFORMATION

Pursuant to the Distribution Plan, the Distributor provides the Board of Directors with periodic reports of amounts expended under the Distribution Plans and the purpose for which the expenditures were made.

The Distribution Plan will continue in effect for so long as its continuance is specifically approved at least annually by the Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plan as the case may be (the "Independent Directors"). Any material amendment of the Distribution Plan would require the approval of the Board in the manner described above. The Distribution Plan may not be amended to increase materially the amount to be spent thereunder without the approval of the holders of a majority of the relevant class of Shares. The Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of the Fund.

CUSTODIAN

UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian for the Fund. Under the Custody Agreement with the Fund, UMB Bank has agreed to: (i) maintain a separate account or accounts in the name of the Fund;
(ii) receive, hold and deliver portfolio securities for the account of the Fund;
(iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (v) make periodic reports to the Board of Directors concerning the Fund's operations.

TRANSFER AND DIVIDEND PAYING AGENT/ACCOUNTING AGENT

PFPC, Inc., 211 S. Gulph Road, P.O. Box 61767, King of Prussia, PA 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent for the Fund pursuant to an Investment Company Services Agreement with the Fund.

                               PURCHASE OF SHARES
                      (APPLICABLE TO INVESTOR SHARES ONLY)

The following information supplements and should be read in conjunction with the section in the Fund's Investor Shares Prospectus entitled "YOUR ACCOUNT" and "OVERVIEW OF DEM EQUITY FUND--Fees and Expenses." The scale of sales loads applies to the purchases of Investor Shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code or 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means with result in economy of sales effort or expense.

Set forth below is an example of the method of computing the offering price of the Investor Shares. The example assumes a purchase of Investor Shares aggregating less than $50,000 subject to the current schedule of sales charges set forth in the Fund's prospectus at a price based upon the initial net asset value of the Fund's Investor Shares:

--------------------------------------------------------------------------------
Net Asset Value per Share                                                $14.29
--------------------------------------------------------------------------------
Per Share Sales Charge - 4.75% of Offering Price                         $  .71

--------------------------------------------------------------------------------
Per Share Offering Price to Public                                       $15.00
--------------------------------------------------------------------------------

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth, to the Company's knowledge, the name, the number of shares and the percentage of the outstanding shares of the Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding shares of the Fund as of December 31, 2000, the latest practicable date, and the ownership of all Directors and executive officers of the Company as a group.

-------------------------------------------------------------------------------------------------------------
                                                                                                PERCENTAGE
                                                                                                OF
NAME AND ADDRESS OF                                 TOTAL INVESTOR      TOTAL INSTITUTIONAL     OUTSTANDING
BENEFICIAL OWNER                                    SHARES              SHARES                  SHARES
-------------------------------------------------------------------------------------------------------------
Chrysler Master Trust                                0                   955,588                       79%
Chrysler Corporation
1000 Chrysler Drive
Auburn Hills, MI 48326
-------------------------------------------------------------------------------------------------------------
Northern Trust Co.                                   0                   123,762                       10%
FBO Potomac Electric Power Co.
Retirement Plan
PO Box 92956
Chicago, IL 60675
-------------------------------------------------------------------------------------------------------------
Aetna Trust Co, And                                  0                    90,877                        8%
Aetna 403 B 7
Custodial Acct. DTD
4/22/96 + 3/26/97
151 Farmington Ave
Hartford, CT 06156
-------------------------------------------------------------------------------------------------------------
Chapman Capital Management, Inc. (1)                 1                         1                        *%
(a Washington, D.C. corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-------------------------------------------------------------------------------------------------------------
Chapman Capital Management Holdings, Inc. (2)        1                         1                         *%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-------------------------------------------------------------------------------------------------------------
eChapman.com, Inc. (2)                               1                         1                         *%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr. (2)                           1                         1                         *%
Chapman Capital Management Holdings, Inc.
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-------------------------------------------------------------------------------------------------------------
All current Directors and Executive
         Officers as a group                         1                         1                         *%
-------------------------------------------------------------------------------------------------------------

*     Amount constitutes less than 1% of shares outstanding.

1.    The shares are owned of record.
2.    The shares are owned beneficially and not of record.

Because Chrysler Master Trust owns 79% of the issued and outstanding common stock of the Fund, as of December 31, 2000, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

The Investment Adviser is an indirect wholly-owned subsidiary of eChapman.com, Inc. Nathan A. Chapman, Jr., is deemed a controlling person (as that term is defined under the 1940 Act) of eChapman.com, Inc. and, therefore, a controlling person of the Investment Adviser.

                              REDEMPTION OF SHARES

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

                             PORTFOLIO TRANSACTIONS

The Investment Adviser is responsible for decisions to buy or sell securities and the selection of broker-dealers for such transactions subject to policies adopted by the Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market- maker or may be purchased in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

The Company's policy for placing orders for purchases and sales of securities for the Fund is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

The Distributor may effect brokerage transactions for the Fund when it is able to provide a net price and execution at least as favorable to the Fund as those determined to be available from unaffiliated brokers or dealers. The commissions paid to the Distributor on transactions for the Fund may not exceed those charged by the Distributor to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the SEC. The Board of Directors has adopted procedures intended to ensure compliance with these limitations. The procedures require that the Distributor report each Fund transaction to the Company and that the Board of Directors determines at least quarterly that all transactions effected by the Distributor have been effected in accordance with such procedures.

When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Fund or the Investment Adviser. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit the Investment Adviser in the management of accounts of other clients and may not benefit the Fund directly. While such services are useful and important in supplementing its own research, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce expenses. The fees payable to the Investment Adviser will not be reduced by the value of such services.

The table below sets forth certain information about brokerage commissions paid by the Fund to the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD. The Distributor is an indirect wholly-owned subsidiary of eChapman.com, Inc. The Investment Advisor is also an indirect wholly-owned subsidiary of eChapman.com, Inc. Mr. Nathan A. Chapman, Jr. is the President and Chairman of the Board of Directors of the Distributor, the Investment Advisor and eChapman.com. Mr. Chapman owns a majority of the outstanding voting securities of each of eChapman.com, Inc.

         Brokerage Commission Payments to Affiliated Brokers

-------------------------------------------------------------------------------------------------------------
                                                                                    Percent of Aggregate
                                                                                    Dollar Amount of
                                                                                    Transactions Involving
                           Dollar Amount of             Percent of Aggregate        Payment of Brokerage
                           Brokerage Commissions        Brokerage Commissions       Commissions Effected
                           Paid to The Chapman          Paid by Fund Paid to        through The Chapman
Fund/Fiscal Year           Co.                          The Chapman Co.             Co.
-------------------------------------------------------------------------------------------------------------
DEM Equity Fund
-------------------------------------------------------------------------------------------------------------
         2000              $41,167                            100%                               100%
-------------------------------------------------------------------------------------------------------------
         1999              $ 7,075                            100%                               100%
-------------------------------------------------------------------------------------------------------------
         1998              $20,825                            100%                               100%
-------------------------------------------------------------------------------------------------------------

The Investment Adviser deals, trades and invests for its own account in the types of securities in which the Fund may invest and may have relationships with the issuers of securities purchased by the Fund.

Investment decisions for the Fund are made independently from those for other accounts advised by the Investment Adviser.

Other accounts of the Investment Adviser may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, or on behalf of more than one Series, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other account or Series. In some instances, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the securities to be sold or purchased for the Fund may be aggregated with those to be sold or purchased for the other accounts or Series in order to obtain best execution.

                                    TAXATION

The following discussion reflects certain applicable tax laws as of the date of this Statement of Additional Information. For additional tax information see "DISTRIBUTIONS AND TAXES" in the Fund's Prospectus.

TAXATION OF THE FUND

The Fund intends to elect and qualify each year to be treated as a regulated investment company for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Internal Revenue Service treats the Fund individually for purposes of determining whether the Fund qualifies as a regulated investment company. In order to so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and certain other sources and (b) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the value of its assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which it controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

If the Fund qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income and at least 90% of its net tax-exempt income, it will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the Fund's distributed amount in any calendar year is less than the sum of: (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the Fund's capital gain net income for the one-year period ending on October 31 of that year; and (c) 100% of any prior year underdistributions. The Fund may retain its net capital gain and pay corporate income tax thereon and elect to include all or a portion of its undistributed net capital gain in the income of its stockholders of record on the last day of the taxable year. In such event, each stockholder of record on the last day of the Fund's taxable year would be required to include in income for tax purposes his or her proportionate share of the Fund's undistributed net capital gain. Each stockholder would be entitled to credit his or her proportionate share of the tax paid by the Fund against his or her federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the stockholder would be entitled to increase the basis of his or her shares for federal income tax purposes by the difference between the amount of the includible gain and the tax paid by the Fund on the gain allocable to such shares.

Any capital losses resulting from the Fund's disposition of securities can only be used to offset capital gains and cannot be used to reduce the Fund's ordinary income. Unused capital losses may be carried forward by the Fund for eight years.

The Fund's taxable income will in part be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an Internal Revenue Service examination of the issuers of such securities or of the Fund could result in adjustments to the income of the Fund.

TAXATION OF STOCKHOLDERS

Dividends (other than capital gain dividends) distributed by the Fund may be eligible for the dividends received deduction in the hands of corporate stockholders, to the extent that the Fund's taxable income consists of dividends received from domestic corporations and certain other requirements as generally described in Section 854 of the Code are met.

Dividends and other distributions by the Fund are generally taxable to the stockholders at the time the dividends or distributions are made. However, any dividends declared by the Company on behalf of the Fund in October, November or December and made payable to stockholders of record in such months but actually paid in the following January will be taxable to stockholders as of December 31.

If a stockholder purchases shares of the Fund immediately prior to a dividend, the dividend received by the stockholder will be taxable even though it represents economically in whole or in part a return of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a dividend distribution.

The Fund will, within 60 days after the close of the calendar year, send written notices to stockholders regarding the tax status of all distributions made during the year. The foregoing discussion is a summary of some of the current federal income tax laws regarding the Fund and investors in the Fund, and does not deal with all of the federal income tax consequences applicable to the Fund or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund.

For additional information on taxation, see "DISTRIBUTIONS AND TAXES" in the Fund's Prospectus.

                                  CAPITAL STOCK

As used in the Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting the Company as a whole means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting only an individual Series (for example, approval of an investment advisory contract), means the vote of the lesser of
(i) 67% of the shares of the particular Series represented at a meeting if the holders of more than 50% of the outstanding shares of the particular Series are present in person or by proxy or (ii) more than 50% of the outstanding shares of the particular Series. Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

Each share of a Series is entitled to such dividends and distributions out of the assets belonging to that Series as are declared in the discretion of the Company's Board of Directors. In determining each Series' net asset value, the Series is charged with the direct expenses of that particular Series and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Series at the time of allocation.

In the event of the liquidation or dissolution of the Company, shares of each Series are entitled to receive the assets attributable to that Series that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular Series that are available for distribution.

Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are final.

Stockholders of the Company are not entitled to any preemptive or conversion rights.

                             PERFORMANCE INFORMATION

The performances of the Fund may be compared to the record of the Standard & Poor's Corporation 500 Stock Index ("S&P 500 Stock Index"), the Nasdaq Composite Index, the Russell 2000 Growth Index, the Wilshire 5000 Equity Index, the DEM Index, the DEM Universe of companies and returns quoted by Ibbotson Associates. The S&P 500 Stock Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 80% of the market capitalization of the United States equity market. In comparison, the Nasdaq National Market System is comprised of all stocks on Nasdaq's National Market System. The Nasdaq Composite Index has typically included smaller, less mature companies representing 10% to 15% of the capitalization of the entire domestic equity market. Both indices are unmanaged and capitalization weighted. In general, the securities comprising the Nasdaq Composite Index are more growth oriented and have a somewhat higher "beta" and P/E ratio than those in the S&P 500 Stock Index. The Russell 2000 Growth Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 Growth Index is generally regarded as a measure of small capitalization performance. It is a subset of the Russell 3000 Index. The Russell 3000 is comprised of the 3000 largest U.S. companies. The Russell 2000 is comprised of the smallest 2000 companies in the Russell 3000 Index. The Wilshire 5000 Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is also capitalization weighted and captures total return. The DEM Universe is a growing list of companies identified by the Investment Adviser that are controlled by African Americans, Asian Americans, Hispanic Americans or women. The DEM Index was created by the Investment Adviser and is comprised of approximately 100 companies from the DEM Universe that reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Index is weighted by market capitalization and is intended as a performance measure of the DEM Universe. The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the New York Stock Exchange, as well as similar capitalization stocks on the American Stock Exchange and Nasdaq. This database is unmanaged and capitalization weighted.

The total returns for all indices used show the changes in prices for the stocks in each index. However, only the performance data for the S&P 500 Stock Index and the Ibbotson Associates performance data assume reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences are not included in such illustrations, nor are brokerage or other fees or expenses reflected in the Nasdaq Composite or S&P 500 Stock figures. In addition, each Fund's total return or performance may be compared to the performance of other funds or other groups of funds that are followed by Morningstar, Inc. a widely used independent research firm which ranks funds by overall performance, investment objectives and asset size. Morningstar proprietary ratings reflect risk-adjusted performance. The ratings are subject to change every month. Morningstar's ratings are calculated from a fund's three-year and five-year average annual returns with appropriate sales charge adjustments and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Ten percent of the funds in an asset class receive a five star rating. Each Fund's total return or performance may also be compared to the performance of other funds or groups of funds by other financial or business publications, such as Business Week, Investors Daily, Mutual Fund Forecaster, Money Magazine, Wall Street Journal, New York Times, Baron's, and Lipper Analytical Services. The Fund's performance may also be compared, from time to time, to (a) indices of stocks comparable to those in which the Fund invests and (b) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund.

ADDITIONAL PERFORMANCE INFORMATION FOR THE FUND

The Fund may reflect its individual total return in advertisements and stockholder reports. Total investment return is one recognized method of measuring investment company investment performance. Quotations of average annual total return will be shown in terms of the average annual compounded rate or return on a hypothetical investment in the Fund over a period of 1 year, 5 years and over the life of the Fund. This method of calculating total return is based on the assumption that, all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value and all recurring fees are included for applicable periods. Total return may also be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Any fees charged by banks or their institutional investors directly to their customer accounts in connection with investments in Investor Shares will not be included in the Fund's calculations of total returns.

All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which may vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

                             COUNSEL TO THE COMPANY

Venable, Baetjer and Howard, LLP, Baltimore, Maryland acts as counsel to the Company. Venable, Baetjer and Howard, LLP also acts as counsel to the Investment Adviser and the Distributor. Whiteford, Taylor & Preston, LLP, Baltimore, Maryland acts as counsel to the independent members of the Board of Directors of the Company.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Company's independent auditors. Ernst & Young LLP provides audit services, tax preparation services and assistance in connection with filings with the SEC.

                             FINANCIAL STATEMENTS

         The financial statements of the DEM Equity Fund for the year ended October 31, 2000 and the Report of Ernst & Young LLP, Independent Auditors are set forth in the DEM Equity Fund's 2000 Annual Report to stockholders and are incorporated herein by reference. To request a copy of the DEM Equity Fund financial statements, at no charge, contact the administrator at Chapman Capital Management, Inc. at (800) 752-1013, or write Chapman Capital Management, Inc.,
Attn.: Administrator, 401 East Pratt Street, Suite 2800, Baltimore, Maryland 21202.

                             CORPORATE BOND RATINGS

Moody's Investors Service, Inc.

Aaa               Bonds that are rated Aaa are judged to be of the best quality.
                  they carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa Securities.

A Bonds that are rated A possess may favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



     Moody's applies numerical modifiers (l, 2, and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Caa Bonds that are rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.




Standard & Poor's Ratings Group

AAA This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A Principal and interest payments on bonds in this category are regarded as safe. Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

            Debt rated BB, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated C1 is reserved for income bonds on which no interest is being paid and debt rated D is in payment default.

            In July 1994, S&P initiated an "r" symbol to its ratings. The "r" symbol is attached to derivatives, hybrids and certain other obligations that S&P believes may experience high variability in expected returns due to non-credit risks created by the terms of the obligations.

"AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

"NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

          Statement of Additional Information Dated: February 28, 2001

                             THE CHAPMAN FUNDS, INC.

                                 DEM INDEX FUND
                          DEM MULTI-MANAGER EQUITY FUND
                           DEM MULTI-MANAGER BOND FUND

                                 INVESTOR SHARES
                              INSTITUTIONAL SHARES

                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, SUITE 2800
                            BALTIMORE, MARYLAND 21202
                    TELEPHONE: (410) 625-9656, (800) 752-1013


This Statement of Additional Information of the DEM Index Fund, DEM Multi-Manager Equity Fund, and DEM Multi-Manager Bond Fund (collectively the "Funds" and each, a "Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds' Investor Shares Prospectus or Institutional Shares Prospectus dated the same date as this Statement of Additional Information (each is referred to herein as the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing The Chapman Co., World Trade Center - Baltimore, 401 East Pratt Street, Suite 2800, Baltimore, Maryland 21202, or calling at (410) 625-9656, (800) 752-1013.

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
Investment Objective And Policies .................. 2
Investment Program ................................. 2
Management ......................................... 7
Purchase of Shares .................................20
Control Persons and
Principal Holders of Securities ....................21
Redemption of Shares ...............................24
Portfolio Transactions .............................24
Taxation ...........................................26
Capital Stock ......................................27
Performance Information ............................28
Counsel to the Company .............................30
Independent Auditors ...............................30
Financial Statements ...............................F-1
--------------------------------------------------------------------------------


Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                        INVESTMENT OBJECTIVE AND POLICIES

Each of the Funds is a series of The Chapman Funds, Inc., a Maryland Corporation (the "Company") that is an open-end, management investment company known as a series fund (the Funds and each other series of the Company are herein referred to as a "Series"). Each of the Funds is considered non-diversified under the Investment Company Act of 1940 (the "1940 Act").

The DEM INDEX FUND is designed to mirror as closely as possible the performance of the DEM Index. The DEM Index is an index comprised of 100 companies designed to track the performance of the DEM Universe. The DEM Universe is comprised of stocks that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories ("DEM Companies").

The DEM MULTI-MANAGER EQUITY FUND invests pursuant to the DEM Multi-Manager Strategy and seeks aggressive long-term growth through capital appreciation by investment in companies deemed to possess strong growth characteristics. Under DEM Multi-Manager strategy, the Fund's assets are managed by multiple sub-advisers selected by Chapman Capital Management, Inc., the Fund's investment adviser (the "Investment Advisor"). The Investment Advisor aggressively recruits qualified sub-advisers that are DEM Companies; however, the Investment Advisor will not discriminate on the basis of race, gender or national origin in the selection of sub-advisers.

The DEM MULTI-MANAGER BOND FUND invests pursuant to the DEM Multi-Manager Strategy and seeks high current income with the potential for capital appreciation through investment in corporate income securities. The Fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the Fund's sub-advisers. The Fund may invest up to 35% of its net assets in lower grade fixed income securities commonly referred to as "junk bonds" which involve a high degree of risk and are predominantly speculative.

The following information supplements the discussion of the investment policies of the Funds found under "INVESTMENT OBJECTIVES" in the Prospectuses.

                               INVESTMENT PROGRAM

OPTIONS TRANSACTIONS

With the exception of the DEM Index Fund, each Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call and put options in respect of specific securities in which it may invest. The DEM Index Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call options in respect of specific securities in which it may invest. A Fund may write covered call and put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return then would be realized on their portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (a) in-the-money call options when it expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when it expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when it expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as a Fund's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

While it may choose to do otherwise, a Fund generally will purchase or write only those options for which it believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market and the securities underlying covered call options written by the Funds as illiquid securities subject to the Funds' investment limitation on illiquid securities as set forth below. See "RISK FACTORS APPLICABLE TO ALL DEM FUNDS - Options Risk" in the Prospectus.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

A Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act ("Illiquid Securities"). Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of restricted securities or other Illiquid Securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other Illiquid Securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also be required to register Illiquid Securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede a public offering of such securities.

Although the Funds believe that investments in Illiquid Securities may offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of their respective portfolios invested in these investments. Among these are the risks associated with companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain their competitive positions, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Funds will have no control.

LOANS OF SECURITIES

Each of the Funds is authorized to lend securities it holds to brokers, dealers and other financial organizations, but the Funds will not lend securities to any affiliate of the Investment Advisor or any sub-adviser unless the lending Fund applies for and receives specific authority to do so from the Securities and Exchange Commission (the "SEC"). The Funds' loans of securities are collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in segregated accounts in amounts equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. Each Fund adheres to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which amount of collateral is maintained by daily marking to market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and
(6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Fund must terminate the loan and regain its right to vote the securities. Up to 20% of a Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when the Fund believes such techniques can be expected to yield a higher investment return than other investment options.

REPURCHASE AGREEMENTS

A Fund may enter into "repurchase agreements" pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. A repurchase agreement arises when a buyer such as a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. A Fund entering into a repurchase agreement requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Investment Advisor monitors the creditworthiness of the dealers and banks with which the Funds enter into repurchase agreement transactions.

AMERICAN DEPOSITORY RECEIPTS
(DEM Multi-Manager Equity Fund only)

American Depository Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

FUNDAMENTAL POLICIES

The following investment restrictions are fundamental to each Fund and cannot be changed with respect to a Fund without the approval of holders of a majority of such Fund's outstanding voting shares, which, as used here, means the lesser of
(i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. A Fund's investment policies that are not designated fundamental policies may be changed by a Fund without stockholder approval. The percentage limitations set forth below, as well as those described in the Prospectus, are measured and applied only at the time an investment is made or other relevant action is taken by a Fund.

The investment policies prohibit each Fund from:

     (1)(A) (Excluding DEM Index Fund) Issuing senior securities, borrowing money or pledging its assets, except that: (i) a Fund may borrow from banks in amounts aggregating not more than 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings; (ii) a Fund may purchase securities on margin pursuant to margin arrangements with banks up to the limits set forth in (i) for bank borrowings; and (iii) a Fund may borrow an additional 5% of the Fund's total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

     (B) (DEM Index Fund Only) Issuing senior securities, borrowing money or pledging its assets, except that: (i) a Fund may borrow from banks in amounts aggregating not more than 5% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 5% of the value of its total assets to secure such borrowings; (ii) a Fund may purchase securities on margin pursuant to margin arrangements with banks up to the limits set forth in (i) for bank borrowings; and (iii) a Fund may borrow an additional 5% of the Fund's total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

     (2) Engaging in the business of underwriting securities issued by other persons, except that to the extent a Fund is permitted to invest in Illiquid Securities (currently, a Fund may not invest more than 15% of its net assets in Illiquid Securities), a Fund may be deemed to act as an underwriter to portfolio companies.

     (3) Concentrating investments in particular industries. The policy of each Fund is not to concentrate investments, i.e., to limit its investment in any one industry, so that it will make no additional investment in any industry if such investment would result in such Fund having over 25% of the value of its assets at the time in such industry (The Domestic Emerging Markets market segment is not considered an industry for this purpose).

     (4)(A) (Excluding DEM Multi-Manager Bond Fund) Engaging in the purchase and sale of real estate or real estate-backed or mortgage-backed securities.

     (B) (DEM Multi-Manager Bond Fund Only) Engaging in the purchase and sale of real estate or real estate or mortgage-backed securities, except that a Fund may purchase and sell debt, debt securities and other instruments that are secured by real estate and real estate acquired as a result of foreclosure upon such instruments.

     (5) Purchasing or selling commodities or commodities contracts except that a Fund may enter into futures contracts and options thereon and may invest in index futures contracts, and options on index futures contracts to the extent that not more than 5% of a Fund's net assets are required as margin deposit for futures contracts and not more than 15% of a Fund's net assets are invested in futures and options at any time.

     (6) Making loans to others, except through the purchase of qualified (publicly distributed bonds, debentures or other securities) debt obligations, the entry into repurchase agreements and loans of portfolio securities consistent with a Fund's investment objectives and policies.

     (7) (Excluding DEM Multi-Manager Equity Fund and DEM Multi-Manager Bond
Fund) Investing in foreign securities (other than American Depository Receipts).

OTHER INVESTMENT POLICIES

The policy of each Fund is not to invest its funds for the purpose of purchasing working control in companies except when and if, in the judgment of the Investment Advisor, or with respect to the DEM Multi-Manager Funds, one of the sub-advisers, such investment is deemed advisable. This policy, which is established by the Board of Directors, is subject to change without stockholder approval.

                                   MANAGEMENT

BOARD OF DIRECTORS

Each Fund is managed by the Company's Board of Directors. The Board of Directors approves all significant agreements between a Fund and other Series of the Company and between the Fund and persons who furnish services to the Fund, including the Fund's agreements with the Investment Advisor, the Funds' distributor, The Chapman Co., and, with respect to the DEM Multi-Manager Funds, the sub-advisers. The Board of Directors delegates to the Company's officers and the Investment Advisor responsibility for day-to-day operations of the Funds. All of the officers of the Company are directors, officers or employees of the Investment Advisor or The Chapman Co.

The Directors and executive officers of the Company are listed below.


                                                                                   PRINCIPAL OCCUPATIONS DURING
         NAME AND ADDRESS             AGE     POSITION(S) HELD WITH COMPANY             PAST 5 YEARS
         ----------------             ---     -----------------------------             ------------

                                       7



Nathan A. Chapman, Jr.*                43     President, Director and              President and Director since 1986 of
                                              Chairman of the Board                The Chapman Co. President and
                                                                                   Director since 1988 of Chapman
                                                                                   Capital Management, Inc. President
                                                                                   and Director of eChapman.com, Inc.
                                                                                   since 1999.

Dr. Glenda Glover                      48     Director                             Dean of School of Business, Jackson
                                                                                   State University since 1994.
                                                                                   Chairperson of Accounting
                                                                                   Department, Howard University from
                                                                                   1990 through 1994.

Dr. Benjamin Hooks*                    75     Director                             President and CEO of Universal Life
                                                                                   Insurance Co. Chairman of Board of
                                                                                   Minact, Inc. Executive Director of the
                                                                                   NAACP from 1993 through 1997.

Wilfred Marshall                       65     Director                             Principal, Marshall Enterprises
                                                                                   since 1994. Director, Mayor's Office
                                                                                   of Small Business Assistance-City of
                                                                                   Los Angeles 1981 to 1994.

Berna Gunn-Williams                    67     Director                             President/CEO of Scrupples, Inc.
                                                                                   Former Chairman of the D.C.
                                                                                   Retirement Board from 1994 to 1998.

David Rivers                           57     Director                             Director of Community Development
                                                                                   Medical University of South Carolina
                                                                                   Environmental Hazards Assessment
                                                                                   Program since 1994; President,
                                                                                   Research Planning and Management
                                                                                   from 1991 to 1994.

Earl U. Bravo, Sr.                     53     Secretary and Assistant Treasurer    Senior Vice President, Secretary and
                                                                                   Assistant Treasurer of eChapman.com,
                                                                                   Inc. since 1999. Mr. Bravo has been
                                                                                   employed in various senior executive
                                                                                   positions with The Chapman Co. and
                                                                                   Chapman Capital Management, Inc.
                                                                                   since 1990.

M. Lynn Ballard                        58     Treasurer and Assistant Secretary    Ms. Ballard has been employed as a
                                                                                   senior financial executive of The
                                                                                   Chapman Co. and Chapman Capital
                                                                                   Management, Inc. since 1990.

* Directors deemed to be "interested persons" of the Company for purposes of the Investment Company Act of 1940, as amended (the "1940 Act") are indicated by an asterisk.

The address of each Director and officer is World Trade Center - Baltimore, 401
E. Pratt Street, Suite 2800, Baltimore, Maryland 21202.

The Company, Chapman Capital Management and The Chapman Co. have adopted a code of ethics in accordance with the requirements of Rule 17j-1(a) under the 1940 Act. The code prohibits all officers or employees of the Company, Chapman Capital Management and The Chapman Co. and
their respective affiliates or subsidiaries from engaging (with certain exceptions) in any securities transactions without approval. In addition, directors of the Company who are deemed to be "interested persons" of the Company for purposes of the 1940 Act are prohibited (with certain exceptions) from engaging in any securities transactions without prior approval when the director has knowledge that the security is being considered for purchase or sale by a Series.

Directors of the Company who are not officers receive from the Company a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE -- FISCAL YEAR 2000

------------------------------------------------------------------------------------------------------------------------
                                                   RETIREMENT OR                                  TOTAL
                                                     PENSION                                  COMPENSATION
                                AGGREGATE         BENEFITS ACCRUED       ESTIMATED            FROM COMPANY
                              COMPENSATION           AS PART OF           ANNUAL                AND FUND
    NAME OF                      FROM                COMPANY            BENEFITS UPON          COMPLEX PAID
   PERSON/POSITION             COMPANY               EXPENSES            RETIREMENT            TO DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr
Director, Chairman and
President                        None                   None                 None                 None
------------------------------------------------------------------------------------------------------------------------
Dr. Glenda Glover
Director                         $3,000                 None                 None                 $3,000
------------------------------------------------------------------------------------------------------------------------
Dr. Benjamin Hooks
Director                         $1,000                 None                 None                 $1,000
------------------------------------------------------------------------------------------------------------------------
Berna Gunn-Williams
Director                         $1,000                 None                 None                 $1,000
------------------------------------------------------------------------------------------------------------------------
David Rivers
Director                         $3,000                 None                 None                 $3,000
------------------------------------------------------------------------------------------------------------------------
Wilfred Marshall
Director                         $3,000                 None                 None                 $3,000
------------------------------------------------------------------------------------------------------------------------

Under the Company's charter and Maryland law, Directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its Directors and officers against liabilities unless it is proven that a Director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no Director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

For so long as the 12b-1 plan described in the Prospectuses section captioned YOUR ACCOUNT - Distribution" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.

THE INVESTMENT ADVISOR

The Investment Advisor has been retained by each Fund under a separate investment advisory and administrative services agreement ("Advisory and Administrative Services Agreement") to provide investment advice and, in general, to supervise the management and investment program of the Fund in accordance with its investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at The World Trade Center - Baltimore, 401 East Pratt Street, Suite 2800, Baltimore, Maryland 21202.

The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Chapman Capital Management Holdings, Inc. is a wholly-owned subsidiary of eChapman.com, Inc., an Internet portal designed for the DEM community. eChapman.com, Inc. was incorporated in Maryland in 1999 and completed an initial public offering of its equity securities in 2000. Nathan A. Chapman, Jr., who is the controlling stockholder of eChapman.com, Inc., is a controlling person (as that term is defined under the 1940 Act) of eChapman.com, Inc. and, therefore, a controlling person of the Investment Advisor.

The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of the Investment Advisor:

--------------------------------------------------------------------------------------------
Name and Principal               Position with Investment           Position with Company
Business Address                 Advisor
--------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.           President, Director and            President, Director and
401 E. Pratt Street              Chairman                           Chairman
Suite 2800
Baltimore, MD 21202
--------------------------------------------------------------------------------------------
Earl U. Bravo, Sr.               Secretary and Assistant            Secretary and Assistant
401 E. Pratt Street              Treasurer                          Treasurer
Suite 2800
Baltimore, MD 21202
--------------------------------------------------------------------------------------------
M. Lynn Ballard                  Treasurer and Assistant            Treasurer and Assistant
401 E. Pratt Street              Secretary                          Secretary
Suite 2800
Baltimore, MD 21202
--------------------------------------------------------------------------------------------

The Investment Advisor has overall responsibility for assets of each Fund, provides overall investment strategies and programs for each Fund and manages short-term investments for each Fund. The Investment Advisor also, with respect to the DEM Multi-Manager Funds, recommends sub-advisers, allocates assets among the sub-advisers and monitors and evaluates sub-advisers' performance. The Multi-Manager Funds' assets are managed by sub-advisers who have entered into separate sub-advisory agreements with a Fund.

In connection with the provision of advisory services, the Investment Advisor will supervise a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of a Fund's assets. Further, the Investment Advisor will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to a Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of a Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. The Investment Advisor will pay for its own costs in providing the above listed services.

The Investment Advisor will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., in accordance with the Company's policies and restrictions regarding brokerage allocations. The Investment Advisor will furnish to the Company such statistical information with respect to the investments which a Fund may hold or contemplate purchasing as the Company may reasonably request.

The Investment Advisor has contractually agreed to limit the total annual operating expenses of the Investor Shares as set forth in the following table until at least December 31, 2010.

----------------------------------------------------------------------------------------------------
Fund--Investor Shares                           Expense Limitation as % of Annual Operating Expenses
----------------------------------------------------------------------------------------------------
DEM Index Fund                                                           2.69%
----------------------------------------------------------------------------------------------------
DEM Multi-Manager Equity Fund                                            3.00%
----------------------------------------------------------------------------------------------------
DEM Multi-Manager Bond Fund                                              3.00%
----------------------------------------------------------------------------------------------------

The Investment Advisor has contractually agreed to limit the total annual operating expenses of the Institutional Shares as set forth in the following table until at least December 31, 2010.

----------------------------------------------------------------------------------------------------
Fund--Institutional  Shares                     Expense Limitation as % of Annual Operating Expenses
----------------------------------------------------------------------------------------------------
DEM Index Fund                                                           2.00%
----------------------------------------------------------------------------------------------------
DEM Multi-Manager Equity Fund                                            2.00%
----------------------------------------------------------------------------------------------------
DEM Multi-Manager Bond Fund                                              2.00%
----------------------------------------------------------------------------------------------------

However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares or the Investor Shares beyond December 31, 2010.

-------------------------------------------------------------------
                   Amounts Paid To Investment Adviser
-------------------------------------------------------------------
Fiscal Year                               DEM Index Fund(1)
-------------------------------------------------------------------

                                       11


-------------------------------------------------------------------
2000(2)                                   $-0-
-------------------------------------------------------------------
1999(2)                                   $-0-
-------------------------------------------------------------------
1998(2)                                   $-0-
-------------------------------------------------------------------

                 (1)   DEM Index Fund inception was March 23, 1999
                 (2)   Net of expense reimbursement.

The Company is comprised of the following Series:

         The Chapman U.S. Treasury Money Fund
         The Chapman Institutional Cash Management Fund
         DEM Equity Fund
         DEM Index Fund
         DEM Multi-Manager Equity Fund
         DEM Multi-Manager Bond Fund
         DEM Fixed Income Fund

Currently, the DEM Equity Fund, The Chapman U.S. Treasury Money Fund and DEM Index Fund are the only Series of the Company that are active. The Investment Advisor acts as investment advisor to each Series of the Company. The fees of the Investment Advisor are separately charged to each Series pursuant to the separate investment advisory agreement applicable to that Series.

Except for The Chapman U.S. Treasury Money Fund and The Chapman Institutional Cash Management Fund, each Fund is comprised of two classes of shares, Institutional Shares and Investor Shares. The fees of the Investment Advisor applicable to a Fund are allocated among the Investor Shares and Institutional Shares on the basis of relative net assets of the Investor Shares and the Institutional Shares.

THE SUB-ADVISERS
DEM MULTI-MANAGER FUNDS ONLY

Each of the DEM Multi-Manager Funds currently employ sub-advisers to manage its assets on a day-to-day basis. In connection with the provision of sub-advisory services, each sub-adviser will conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of a Fund's assets allocated to such sub-adviser in accordance with such Fund's investment objectives and policies and the sub-adviser's investment approach and strategies. The sub-advisers will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., the Company's distributor, and broker or dealer affiliates of sub-advisers of the Funds, in accordance with the Company's policies and restrictions regarding brokerage allocations. The sub-advisers will furnish to the Investment Advisor and the Company such statistical information with respect to the investments which a Fund may hold or contemplate purchasing as the Investment Advisor or the Company may reasonably request.

The Board of Directors of the Company and the initial stockholders of each of the DEM Multi-Manager Funds have approved the sub-advisory agreements between each of the DEM Multi-Manager Funds, the Investment Advisor and each of their respective sub-advisers. The Investment Advisor will allocate a Fund's assets among the Fund's sub-advisers. In its discretion, the

Investment Adviser may allocate as much as 100 percent or as little as 0 percent of a Fund's assets to any one sub-adviser.

The Investment Advisor (not the Funds) pays each sub-adviser a monthly management fee.

DEM MULTI-MANAGER EQUITY FUND--SUB-ADVISERS

The current sub-advisers of the DEM Multi-Manager Equity Fund are as follows:

---------------------------------------------
Charter Financial Group, Inc.
1401 I Street, N.W., Suite 505
Washington, D.C. 20005
---------------------------------------------

Because Susan Stewart beneficially owns over 25% of the outstanding equity securities of Charter Financial Group, Inc., she is presumed to control Charter Financial Group. Ms. Stewart is a co-founder, Chairman and President of the firm and owns 52% of the outstanding equity securities.

---------------------------------------------
CIC/HCM Asset Management, Inc.
633 W. 5th Street, Suite 1180
Los Angeles, CA 90071
---------------------------------------------

Because Fernando Inzunza, Jorge G. Castro, Mike Hirai and Elario R. Monteiro each beneficially own 25% of the outstanding equity securities of CIC Asset Management, Inc., they are presumed to control CIC. Messrs. Castro, Inzunza, and Monteiro are principals and portfolio managers.

---------------------------------------------
Diaz-Verson Capital Investments, Inc.
1200 Brookstone Centre Parkway
Suite 105
Columbus, GA 31909
---------------------------------------------

Because Salvador Diaz-Verson, Jr. beneficially owns over 25% of the outstanding equity securities of Diaz-Verson Capital Investments, Inc., he is presumed to control Diaz-Verson Capital. Mr. Diaz-Verson is the founder, Chief Executive Officer and President of the firm and owns 100% of the outstanding equity securities.

---------------------------------------------
EverGreen Capital Management
10707 Pacific Street, Suite 201
Omaha, NE 68114

---------------------------------------------

Because Michael L. Green beneficially owns over 25% of the outstanding equity securities of EverGreen Capital Management, Inc., he is presumed to control EverGreen Capital. Mr. Green is the founder, President and Chief Investment Officer of the firm and owns 100% of the outstanding equity securities.

---------------------------------------------
GLOBALT, Inc.
3060 Peachtree Road, NW
One Buckhead Plaza, Suite 225
Atlanta, GA 30305
---------------------------------------------

Because Samuel E. Allen beneficially owns over 25% of the outstanding equity securities of GLOBALT, Inc., he is presumed to control GLOBALT. Mr. Allen is a founder, Chief Executive Officer and a member of the investment policy committee of the firm and owns 51% of the outstanding equity securities.

---------------------------------------------
John Hsu Capital Group, Inc.
767 Third Avenue, 18th Floor
New York, NY 10017
---------------------------------------------

Because John Hsu beneficially owns over 25% of the outstanding equity securities of John Hsu Capital Group, Inc., he is presumed to control John Hsu Capital Group. Mr. Hsu is the founder, Chairman and Chief Investment Officer of the firm and owns 100% of the outstanding equity securities.

---------------------------------------------
The Kenwood Group, Inc.
10 South LaSalle Street, Suite 3610
Chicago, IL 60610
---------------------------------------------

Because Barbara L. Bowls beneficially owns over 25% of the outstanding equity securities of The Kenwood Group, Inc. she is presumed to control The Kenwood Group. Ms. Bowls is the founder and Chief Investment Officer of the firm and owns 100% of the outstanding equity securities.

---------------------------------------------
Union Heritage Capital Management, Inc.
1642 First National Building
Detroit, MI 48226
---------------------------------------------

Because Derek T. Batts beneficially owns over 25% of the outstanding equity securities of Union Heritage Capital Management, Inc., he is presumed to control Union Heritage Capital. Mr. Batts is President of Union Heritage Capital and owns 95% of the outstanding equity securities of the firm.

---------------------------------------------
Valenzuela Capital Partners, LLC
1270 Avenue of the Americas, Suite 508
New York, NY 10020
---------------------------------------------

Because Thomas M. Valenzuela beneficially owns over 25% of the outstanding equity securities of Valenzuela Capital Partners LLC, he is presumed to control Valenzuela Capital. Mr. Valenzuela is founder and President of Valenzuela Capital Partners. Mr. Valenzuela owns over 50% of the outstanding equity securities of VCP Holdings LLC, which owns 100% of the outstanding equity securities of Valenzuela Capital Partners LLC.

---------------------------------------------
Zevenbergen Capital, Inc.
601 Union Street, Suite 2434
Seattle, WA 98101
---------------------------------------------

Because Nancy A. Zevenbergen beneficially owns over 25% of the outstanding equity securities of Zevenbergen Capital, Inc., she is presumed to control Zevenbergen Capital. Ms. Zevenbergen is founder and President of Zevenbergen Capital and owns over 80% of the outstanding equity securities.

DEM MULTI-MANAGER BOND FUND--SUB-ADVISERS

The current sub-advisers of the DEM Multi-Manager Bond Fund are as follows:

---------------------------------------------
Hughes Capital Management, Inc.
315 Cameron Street
Alexandria, VA 22314
---------------------------------------------

Because Ms. Frankie Hughes beneficially owns 100% of the outstanding equity securities of Hughes Capital Management, Inc. she controls Hughes Capital. Ms. Hughes is the President and Chief Investment Officer of Hughes Capital and has 18 years of professional investment experience.

---------------------------------------------
MDL Capital Management, Inc.
225 Ross Street, 3(rd) Floor
Pittsburgh, PA 15219

---------------------------------------------

Because Mr. Mark Lay beneficially owns over 25% of the outstanding equity securities of MDL Capital Management, Inc., he is presumed to control MDL. Mr. Lay is the Chairman, Chief Executive Officer and Fixed Income Portfolio Manager of MDL.

---------------------------------------------
NCM Capital Management Group, Inc.
103 W. Main Street, Suite 400
Durham, NC 27701-3638
---------------------------------------------

NCM Capital Management Group, Inc. is a subsidiary of by Sloan Financial Group a financial holding company. Because Maceo K. Sloan, Chairman, President and Director of NCM and Justin F. Beckett, Executive Vice President of NCM each beneficially owns over 25% of the outstanding equity securities of Sloan Financial Group they are presumed to control Sloan Financial Group and NCM Capital.

---------------------------------------------
Seix Investment Advisors, Inc.
388 Market Street, Suite 500
San Francisco, CA  94111
---------------------------------------------

Because Christina Seix beneficially owns 74% of the outstanding equity securities of Seix Investment Advisors, Inc. she is presumed to control Seix. Ms. Seix is the Chairman and Chief Investment Officer of Seix.

DISTRIBUTOR

The Distributor, The Chapman Co., has been retained under a distribution agreement (the "Distribution Agreement") to undertake the sale, on a continuous basis as agent, of the shares of each of the Funds. The Distributor is not obliged to sell any particular amount of shares.

Set forth below is certain information with respect to commissions and other compensation received by each principal underwriter, who is an affiliated person of the Company or an affiliated person of an affiliated person of the Company, directly or indirectly, from the DEM Index Fund during the DEM Index Fund's most recent fiscal year.

------------------- -------- ----------------------- --------------------------- ------------------- ---------------------
                             Net Underwriting        Compensation on
Name of Principal            Discounts and           Redemptions and             Brokerage           Other
Underwriter        Year      Commissions             Repurchases                 Commissions         Compensation *
------------------ --------- ----------------------- --------------------------- ------------------- ---------------------
The Chapman Co.      2000    $103                    None                        $431                $651
------------------ --------- ----------------------- --------------------------- ------------------- ---------------------
                     1999    $56                     None                        $462                $173

* Amounts were paid pursuant to Investor Shares and Institutional Shares Distribution Plans. See "--INVESTOR SHARES" and "--INSTITUTIONAL SHARES."

INVESTOR SHARES

The Distributor is compensated through the payment of a front-end load as a percentage of the offering price on the sale of Investor Shares of each Fund and pursuant to the terms of a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Investor Shares (the "Investor Shares Distribution Plan"). The Distributor also receives a fee under each Investor Shares Distribution Plan for stockholder administrative and distribution services. See the "Fees and Expenses" section in the individual Fund Profiles and "YOUR ACCOUNT," in the Investor Shares Prospectus.

The Distributor will be paid fees under the Investor Shares Distribution Plans to compensate the Distributor or enable the Distributor to compensate other persons, ("Service Providers"), including any other distributor of the Investor Shares, for providing: (i) services primarily intended to result in the sale of the Investor Shares ("Distribution Services") and (ii) stockholder servicing, administrative and accounting services ("Administrative Services" and collectively with Distribution Services, "Services"). Distribution Services may include, but are not limited to: the printing and distribution to prospective investors in the Investor Shares of prospectuses and statements of additional information describing a Fund; the preparation, including printing, and distribution of sales literature, reports and media advertisements relating to the Investor Shares; providing telephone services relating to a Fund; distributing the Investor Shares; costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that a Fund may, from time to time, deem advisable. In providing compensation for Distribution Services in accordance with the Investor Shares Distribution Plans, the Distributor is expressly authorized (i) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to providing Services;
(ii) to make, or cause to be made, payments, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Investor Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding a Fund, and providing any other Service; and (iii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services. Administrative Services may include, but are not limited to, (i) responding to inquiries of prospective investors regarding a Fund; (ii) services to holders of Investor Shares not otherwise required to be provided by a Fund's custodian or any co-administrator; (iii) establishing and maintaining accounts and records on behalf of holders of Investor Shares; (iv) processing purchase, redemption and exchange transactions in Investor Shares; and (v) other similar services not otherwise required to be provided by the Funds' transfer agent or any co-administrator.

Payments under the Investor Shares Distribution Plans are not tied exclusively to the distribution and administrative expenses actually incurred by the Distributor or any Service Provider, and the payments may exceed expenses actually incurred by the Distributor and/or a Service Provider. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by a Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to holders of Investor Shares or to foster distribution of the Investor Shares.

Of the DEM Index Fund Investor Shares Distribution Plan fees paid to the Distributor during the fiscal year ended October 31, 2000, the Distributor spent approximately $13 on advertising and approximately $254 on compensation to sales personnel.

Each of the Funds participates in joint distribution activities with the other funds sold by the Prospectus. Accordingly, fees paid under a Fund's Investor Shares Distribution Plan may be used to finance the distribution of the shares of another Fund. Distribution costs are allocated based on the relative net assets of each Fund.

The Distributor is an indirect wholly-owned subsidiary of eChapman.com, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Adviser and eChapman.com, Inc. Mr. Chapman owns a majority of the outstanding voting securities of eChapman.com, Inc.

The Investor Shares Distribution Plan was adopted to promote the sale of Investor Shares in order to achieve the economies of scale and lower expenses possible with increased net assets.

INSTITUTIONAL SHARES

The Distributor is compensated for the sale of Institutional Shares pursuant to the terms of a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Institutional Shares (the "Institutional Shares Distribution Plans" and collectively with the Investor Distribution Plans, the "Distribution Plans"). The Distributor also receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services. See the "Fees and Expenses" section in the individual Fund Profiles in the Institutional Shares Prospectus.

The Distributor will be paid fees under the Institutional Shares Distribution Plans to compensate the Distributor or enable the Distributor to compensate other persons, including any other distributor of the Institutional Shares or institutional stockholders of record of the Institutional Shares, including but not limited to retirement plans, broker-dealers, depository institutions, and other financial intermediaries ("Institutions"), who own Institutional Shares on behalf of their customers, clients or (in the case of retirement plans) participants ("Customers") and companies providing certain services to Customers (collectively with Institutions, "Service Organizations"), for providing (a) services primarily intended to result in the sale of the Institutional Shares ("Selling Services") and (b) stockholder servicing, administrative and accounting services to Customers ("Stockholder Services").

The annual fee paid to the Distributor with respect to Selling Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, to cover certain expenses primarily intended to result in the sale of the Institutional Shares, including, but not limited to: (i) costs of payments made to employees that engage in the distribution of the Institutional Shares; (ii) payments made to, and expenses of, persons who provide support services in connection with the distribution of the Institutional Shares, including, but not limited to, office space and equipment, telephone facilities, processing stockholder transactions and providing any other stockholder services not otherwise provided by the Funds' transfer agent; (iii) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (iv) costs of printing and distributing prospectuses, statements of additional information and reports of a Fund to prospective holders of the Institutional Shares; (v) costs involved in preparing, printing and distributing sales literature pertaining to a Fund and (vi) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that Fund may, from time to time, deem advisable.

The annual fee paid to the Distributor with respect to Stockholder Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, for personal service and/or the maintenance of Customer accounts, including but not limited to (i) responding to Customer inquiries, (ii) providing information on Customer investments and (iii) providing other stockholder liaison services and for administrative and accounting services to Customers, including, but not limited to: (a) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Funds' distributor or transfer agent; (b) providing Customers with a service that invests the assets of their accounts in the Institutional Shares; (c) processing dividend payments from a Fund on behalf of Customers; (d) providing information periodically to Customers showing their positions in the Institutional Shares; (e) arranging for bank wires; (f) providing sub-accounting with respect to the Institutional Shares beneficially owned by Customers or the information to a Fund necessary for sub-accounting;
(g) forwarding stockholder communications from a Fund (for example, proxies, stockholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers, if required by law and (h) providing other similar services to the extent permitted under applicable statutes, rules and regulations. Payments under this Institutional Shares Distribution Plan are not tied exclusively to the selling and stockholder expenses actually incurred by the Distributor or any Service Organization, and the payments may exceed expenses actually incurred by the Distributor or any Service Organization. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by a Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to stockholders of a Fund or to foster distribution of the Institutional Shares.

Of the DEM Index Fund Institutional Shares Distribution Plan fees paid to the Distributor during the fiscal year ended October 31, 2000, the Distributor spent approximately $19 on advertising and approximately $365 on compensation to sales personnel.

Each of the Funds participates in joint distribution activities with the other funds sold by the Prospectus. Accordingly, fees paid under a Fund's Institutional Shares Distribution Plan may be used to finance the distribution of the shares of another Fund. Distribution costs are allocated based on the relative net assets of each Fund.

The Distributor is an indirect wholly-owned subsidiary of eChapman.com, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Adviser and eChapman.com, Inc. Mr. Chapman owns a majority of the outstanding voting securities of eChapman.com, Inc.

The Institutional Shares Distribution Plan was adopted to promote the sale of Institutional Shares in order to achieve the economies of scale and lower expenses possible with increased net assets.

GENERAL INFORMATION

Pursuant to the Distribution Plans, the Distributor provides the Board of Directors with periodic reports of amounts expended under the Distribution Plans and the purpose for which the expenditures were made.

The Distribution Plans will continue in effect for so long as their continuance is specifically approved at least annually by the Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plans as the case may be (the "Independent Directors"). Any material amendment of the Distribution Plans would require the approval of the Board in the manner described above. A Distribution Plan may not be amended to increase materially the amount to be spent thereunder without the approval of the holders of a majority of the relevant class of Shares. A Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of a Fund.

CUSTODIAN

UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian for each of the Funds. Under the Custody Agreement with each of the Funds, the Bank has agreed to: (i) maintain a separate account or accounts in the name of each of the Funds; (ii) receive, hold and deliver portfolio securities for the account of each of the Funds; (iii) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (iv) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (v) make periodic reports to the Board of Directors concerning each Fund's operations.

TRANSFER AND DIVIDEND PAYING AGENT/ACCOUNTING AGENT

PFPC, Inc., 211 S. Gulph Road, P.O. Box 61767, King of Prussia, PA 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent for the Funds pursuant to a Investment Company Services Agreement with each Fund.

                               PURCHASE OF SHARES
                      (APPLICABLE TO INVESTOR SHARES ONLY)

The following information supplements and should be read in conjunction with the sections in the Funds' Investor Shares Prospectus entitled "YOUR ACCOUNT" and the "Fees and Expenses" sections in each Fund's Fund Profile. The scale of sales loads applies to the purchases of Investor Shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code or 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means with result in economy of sales effort or expense.

Set forth below is an example of the method of computing the offering price of the Investor Shares. The example assumes a purchase of Investor Shares aggregating less than $50,000 subject to the current schedule of sales charges set forth in the Funds' prospectus at a price based upon the initial net asset value of the Funds' Investor Shares:

----------------------------------------------------------------------------
Net Asset Value per Share                                             $14.29
----------------------------------------------------------------------------
Per Share Sales Charge - 4.75% of Offering Price                      $  .71
----------------------------------------------------------------------------
Per Share Offering Price to Public                                    $15.00
----------------------------------------------------------------------------

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following tables set forth, to the Company's knowledge, the name, the number of shares and the percentage of the outstanding shares of each Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding shares of Common Stock as of January 31, 2001, the latest practicable date, and the ownership of all Directors and executive officers of the Company as a group.

DEM INDEX FUND

----------------------------------------------------------------------------------------------------------------------
                                                                                                          PERCENTAGE
                                                                                                          OF
NAME AND ADDRESS OF                               TOTAL INVESTOR               TOTAL INSTITUTIONAL        OUTSTANDING
BENEFICIAL OWNER                                  SHARES                       SHARES                     SHARES
----------------------------------------------------------------------------------------------------------------------

Chapman Capital Management, Inc. (1)                 1                          9,731                     57%
(a Washington, D.C. corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
----------------------------------------------------------------------------------------------------------------------
Chapman Capital Management Holdings, Inc. (2)        1                          9,731                     57%
(a Maryland corporation)


                                       21

World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
----------------------------------------------------------------------------------------------------------------------
eChapman.com, Inc. (2)                               1                          9,731                     57%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
----------------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr. (2)                           1                          9,731                     57%
Chapman Capital Management Holdings, Inc.
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
----------------------------------------------------------------------------------------------------------------------
All current Directors and Executive Officers
as a group                                           1                          9,731                     57%
----------------------------------------------------------------------------------------------------------------------

DEM MULTI-MANAGER EQUITY FUND

----------------------------------------------------------------------------------------------------------------------

                                                                                                          PERCENTAGE
                                                                                                          OF
NAME AND ADDRESS OF                                TOTAL INVESTOR              TOTAL INSTITUTIONAL        OUTSTANDING
BENEFICIAL OWNER                                   SHARES                      SHARES                     SHARES
-----------------------------------------------------------------------------------------------------------------------

Chapman Capital Management, Inc. (1)                 1                          1                         100%
(a Washington, D.C. corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
Chapman Capital Management Holdings, Inc. (2)        1                          1                         100%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
eChapman.com, Inc. (2)                               1                          1                         100%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr. (2)                           1                          1                         100%
Chapman Capital Management Holdings, Inc.
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
All current Directors and Executive Officers
as a group                                           1                          1                         100%
-----------------------------------------------------------------------------------------------------------------------


                                       22

DEM MULTI-MANAGER BOND FUND

-----------------------------------------------------------------------------------------------------------------------
                                                                                                          PERCENTAGE
                                                                                                          OF
NAME AND ADDRESS OF                                 TOTAL INVESTOR            TOTAL INSTITUTIONAL         OUTSTANDING
BENEFICIAL OWNER                                    SHARES                    SHARES                      SHARES
-----------------------------------------------------------------------------------------------------------------------
Chapman Capital Management, Inc. (1)                 1                          1                         100%
(a Washington, D.C. corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
Chapman Capital Management Holdings, Inc. (2)        1                          1                         100%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
eChapman.com, Inc. (2)                               1                          1                         100%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr. (2)                           1                          1                         100%
Chapman Capital Management Holdings, Inc.
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
All current Directors and Executive Officers
as a group                                           1                          1                         100%
-----------------------------------------------------------------------------------------------------------------------

*    Amount constitutes less than 1% of shares outstanding.
1.   The shares are owned of record.
2.   The shares are owned beneficially and not of record.

Because the Investment Adviser owns in excess of 25% of the issued and outstanding Common Stock of DEM Index Fund, DEM Multi-Manager Equity Fund and DEM Multi-Manager Bond Fund, the Investment Adviser is deemed to control each such Fund. Accordingly, the Investment Adviser has significant power to affect the affairs of such Funds or to determine or influence the outcome of matters submitted to a vote of the stockholders of such Funds.

The Investment Adviser is an indirect wholly-owned subsidiary of eChapman.com, Inc. Nathan A. Chapman, Jr., is deemed a controlling person (as that term is defined under the 1940 Act) of eChapman.com, Inc. and, therefore, a controlling person of the Investment Adviser.

                              REDEMPTION OF SHARES

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

                             PORTFOLIO TRANSACTIONS

The Investment Adviser, with respect to the DEM Index Fund and the short-term investments of the DEM Multi-Manager Funds, and the sub-advisers, with respect to assets of the Multi-Manager Funds allocated to such sub-advisers, are responsible for decisions to buy or sell securities and the selection of broker-dealers for such transactions subject to policies adopted by the Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market- maker or may be purchased in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

The Company's policy for placing orders for purchases and sales of securities for a Fund is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

The Distributor or affiliates of sub-advisers of a Fund may effect brokerage transactions for Fund when they are able to provide a net price and execution at least as favorable to the Fund as those determined to be available from unaffiliated brokers or dealers. The commissions paid to the Distributor or an affiliate of a sub-adviser on transactions for a Fund may not exceed those charged by the Distributor or such sub-adviser affiliate to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the SEC. The Board of Directors has adopted procedures intended to ensure compliance with these limitations. The procedures require that the Distributor and any affiliate of a sub-adviser report each Fund transaction to the Company and that the Board of Directors determines at least quarterly that all transactions effected by the Distributor or any such affiliate of a sub-adviser have been effected in accordance with such procedures.

When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to a Fund, the Investment Adviser or a sub-adviser. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit the Investment Adviser and the sub-advisers in the management of accounts of other clients and may not benefit the Fund directly. While such services are useful and important in supplementing their own research, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce expenses. The fees payable to the Investment Adviser will not be reduced by the value of such services.

The table below sets forth certain information about brokerage commissions paid by Series' of the Company to the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Mr. Nathan A. Chapman, Jr. is the President and Chairman of the Board of Directors of The Chapman Co. and Chapman Holdings, Inc. The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Adviser and Chapman Capital Management Holdings, Inc. Mr. Chapman owns a majority of the outstanding voting securities of each of Chapman Capital Management Holdings, Inc. and Chapman Holdings, Inc.

     Brokerage Commission Payments to Affiliated Brokers

--------------------------------------------------------------------------------------------------------------
                                                                                        Percent of Aggregate
                                                                                        Dollar Amount of
                                                                                        Transactions Involving
                           Dollar Amount of               Percent of Aggregate          Payment of Brokerage
                           Brokerage Commissions          Brokerage Commissions         Commissions Effected
                           Paid to The Chapman            Paid by Fund Paid to          through The Chapman
Fund/Fiscal Year           Co.                            The Chapman Co.               Co.
--------------------------------------------------------------------------------------------------------------
DEM Index Fund
--------------------------------------------------------------------------------------------------------------
         2000              $   431                            100%                               100%
--------------------------------------------------------------------------------------------------------------
         1999              $   462                            100%                               100%
--------------------------------------------------------------------------------------------------------------

The Investment Adviser, the sub-advisers and their affiliates deal, trade and invest for their own accounts in the types of securities in which a Fund may invest and may have relationships with the issuers of securities purchased by a Fund.

Investment decisions for each of the Funds are made independently from those for other accounts advised by the Investment Adviser and the sub-advisers.

Other accounts of the Investment Adviser and the sub-advisers may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf one of the Funds and another account, or on behalf of more than one of the Funds, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund or Funds and the other account. In some instances, this procedure may adversely affect the price paid or received by one of the Funds or the size of the position obtained or sold by one of the Funds. To the extent permitted by law, the securities to be sold or purchased for the Fund or Funds may be aggregated with those to be sold or purchased for the other accounts in order to obtain best execution.

                                    TAXATION

The following discussion reflects certain applicable tax laws as of the date of this Statement of Additional Information. For additional tax information see "DISTRIBUTIONS AND TAXES" in the Funds' Prospectus.

TAXATION OF THE FUNDS

The Funds intend to elect and intend to qualify each year to be treated as regulated investment companies for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Internal Revenue Service treats each of the Funds individually for the purposes of determining whether each Fund qualifies as a regulated investment company. In order to so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and certain other sources and (b) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the value of its assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of an individual Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which they control and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

If each Fund qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income and at least 90% of its net tax-exempt income, it will not be subject to federal income tax on the income so distributed. However, a Fund would be subject to corporate income tax on any undistributed income. In addition, a Fund will be subject to a nondeductible 4% excise tax on the amount by which that Fund's distributed amount in any calendar year is less than the sum of: (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the Fund's capital gain net income for the one-year period ending on October 31 of that year; and (c) 100% of any prior year underdistributions. A Fund may retain its net capital gain and pay corporate income tax thereon and elect to include all or a portion of its undistributed net capital gain in the income of its stockholders of record on the last day of the taxable year. In such event, each stockholder of record on the last day of the Fund's taxable year would be required to include in income for tax purposes his or her proportionate share of the Fund's undistributed net capital gain. Each stockholder would be entitled to credit his or her proportionate share of the tax paid by the Fund against his or her federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the stockholder would be entitled to increase the basis of his or her shares for federal income tax purposes by the difference between the amount of the includible gain and the tax paid by the Fund on the gain allocable to such shares.

Any capital losses resulting from a Fund's disposition of securities can only be used to offset capital gains and cannot be used to reduce the Fund's ordinary income. Unused capital losses may be carried forward by a Fund for eight years.

A Fund's taxable income will in part be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. The tax treatment of certain securities in which a Fund may invest is not free from doubt and it is possible that an Internal Revenue Service examination of the issuers of such securities or of a Fund could result in adjustments to the income of a Fund.

TAXATION OF STOCKHOLDERS

Dividends (other than capital gain dividends) distributed by a Fund may be eligible for the dividends received deduction in the hands of corporate stockholders, to the extent that the Fund's taxable income consists of dividends received from domestic corporations and certain other requirements as generally described in Section 854 of the Code are met.

Dividends and other distributions by a Fund are generally taxable to the stockholders at the time the dividends or distributions are made. However, any dividends declared by the Company on behalf of a Fund in October, November or December and made payable to stockholders of record in such months but actually paid in the following January will be taxable to stockholders as of December 31.

If a stockholder purchases shares of a Fund immediately prior to a dividend, the dividend received by the stockholder will be taxable even though it represents economically in whole or in part a return of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a dividend distribution.

Each Fund will, within 60 days after the close of the calendar year, send written notices to stockholders regarding the tax status of all distributions made during the year. The foregoing discussion is a summary of some of the current federal income tax laws regarding the Funds and investors in the Funds, and does not deal with all of the federal income tax consequences applicable to the Funds or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Funds.

For additional information on taxation, see "DISTRIBUTIONS AND TAXES" in the Funds' Prospectus.

                                  CAPITAL STOCK

As used in the Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting the

Company as a whole means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting only an individual Fund (for example, approval of an investment advisory contract), means the vote of the lesser of (i) 67% of the shares of the particular Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the particular Fund are present in person or by proxy or
(ii) more than 50% of the outstanding shares of the particular Fund. Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

Each share of a Fund is entitled to such dividends and distributions out of the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors. In determining each Fund's net asset value, the Fund is charged with the direct expenses of that particular Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Series at the time of allocation.

In the event of the liquidation or dissolution of the Company, shares of each Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular Series that are available for distribution.

Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are final.

Stockholders of the Company are not entitled to any preemptive or conversion rights.

                             PERFORMANCE INFORMATION

The performances of a Fund may be compared to the record of the Standard & Poor's Corporation 500 Stock Index ("S&P 500 Stock Index"), the Nasdaq Composite Index, the Russell 2000 Growth Index, the Wilshire 5000 Equity Index, the DEM Index, the DEM Universe of companies and returns quoted by Ibbotson Associates. The S&P 500 Stock Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 80% of the market capitalization of the United States equity market. In comparison, the Nasdaq National Market System is comprised of all stocks on Nasdaq's National Market System. The Nasdaq Composite Index has typically included smaller, less mature companies representing 10% to 15% of the capitalization of the entire domestic equity market. Both indices are unmanaged and capitalization weighted. In general, the securities comprising the Nasdaq Composite Index are more growth oriented and have a somewhat higher "beta" and P/E ratio than those in the S&P 500 Stock Index. The Russell 2000 Growth Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 Growth Index is generally regarded as a measure of small capitalization performance. It is a subset of the Russell 3000 Index. The Russell 3000 is comprised of the 3000 largest U.S. companies. The Russell 2000 is comprised of the smallest 2000 companies in the Russell 3000 Index. The Wilshire 5000 Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is also capitalization weighted and captures total return. The DEM Universe is a growing list of companies identified by the Investment Adviser that are controlled by African Americans, Asian Americans, Hispanic Americans or women. The DEM Index was created by the Investment Adviser and is comprised of 100 companies from the DEM Universe that reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Index is weighted by market capitalization and is intended as a performance measure of the DEM Universe. The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the New York Stock Exchange, as well as similar capitalization stocks on the American Stock Exchange and Nasdaq. This database is unmanaged and capitalization weighted.

The total returns for all indices used show the changes in prices for the stocks in each index. However, only the performance data for the S&P 500 Stock Index and the Ibbotson Associates performance data assume reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences are not included in such illustrations, nor are brokerage or other fees or expenses reflected in the Nasdaq Composite or S&P 500 Stock figures. In addition, each Fund's total return or performance may be compared to the performance of other funds or other groups of funds that are followed by Morningstar, Inc. a widely used independent research firm which ranks funds by overall performance, investment objectives and asset size. Morningstar proprietary ratings reflect risk-adjusted performance. The ratings are subject to change every month. Morningstar's ratings are calculated from a fund's three-year and five-year average annual returns with appropriate sales charge adjustments and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Ten percent of the funds in an asset class receive a five star rating. Each Fund's total return or performance may also be compared to the performance of other funds or groups of funds by other financial or business publications, such as Business Week, Investors Daily, Mutual Fund Forecaster, Money Magazine, Wall Street Journal, New York Times, Baron's, and Lipper Analytical Services. Each Fund's performance may also be compared, from time to time, to (a) indices of stocks comparable to those in which the Fund invests and (b) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in one of the Funds.

ADDITIONAL PERFORMANCE INFORMATION FOR THE FUNDS

A Fund may reflect its individual total return in advertisements and stockholder reports. Total investment return is one recognized method of measuring investment company investment performance. Quotations of average annual total return will be shown in terms of the average annual compounded rate or return on a hypothetical investment in a Fund over a period of 1 year, 5 years and over the life of that Fund. This method of calculating total return is based on the assumption that, all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value and all recurring fees are included for applicable periods. Total return may also be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Any fees charged by banks or their institutional investors directly to their customer accounts in connection with investments in Investor Shares will not be included in the Fund's calculations of total returns.

All data is based on a Fund's past investment results and does not predict future performance. Investment performance, which may vary, is based on many factors, including market conditions, the composition of the investments in the particular Fund, and the particular Fund's operating expenses. Investment performance also often reflects the risk associated with that Fund's investment objectives and policies. These factors should be considered when comparing one of the Funds to other mutual funds and other investment vehicles.

                             COUNSEL TO THE COMPANY

Venable, Baetjer and Howard, LLP, Baltimore, Maryland acts as counsel to the Company. Venable, Baetjer and Howard, LLP also acts as counsel to the Investment Adviser and the Distributor. Whiteford, Taylor & Preston, LLP, Baltimore, Maryland acts as counsel to the independent members of the Board of Directors of the Company.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Company's independent auditors. Ernst & Young LLP provides audit services, tax advice and assistance in connection with filings with the SEC.

                              FINANCIAL STATEMENTS

         The financial statements of the DEM Index Fund for the year ended October 31, 2000 and the Report of Ernst & Young LLP, Independent Auditors are set forth in the DEM Index Fund's 2000 Annual Report to stockholders and are incorporated herein by reference. To request a copy of the DEM Index Fund financial statements, at no charge, contact the administrator at Chapman Capital Management, Inc. at (800) 752-1013, or write Chapman Capital Management, Inc.,
Attn.: Administrator, 401 East Pratt Street, Suite 2800, Baltimore, Maryland 21202.

THE CHAPMAN FUNDS, INC.
DEM MULTI-MANAGER EQUITY FUND
Statement of Assets and Liabilities - October 31, 2000
===============================================================================

         ASSETS:
         Cash                                                             $        29
                                                                           ----------
         Total assets                                                              29
                                                                           ----------

         LIABILITIES:
                                                                                    0
                                                                           ----------
         Total liabilities                                                          0
                                                                           ----------

         NET ASSETS                                                       $        29
                                                                           ==========
         Equivalent to $14.28 per shares of common stock
         outstanding

         ------------------------------------------------------
         NET ASSETS CONSIST OF:
         ------------------------------------------------------

         Common stock, par value $.001 per share; authorized
         10,000,000,000 shares; issued and outstanding 2 shares           $         0
         Paid-in-capital                                                           29
                                                                           ----------
         Net assets applicable to outstanding common stock                $        29
                                                                           ==========

THE CHAPMAN FUNDS, INC.
DEM MULTI-MANAGER EQUITY FUND
Statement of Assets and Liabilities - October 31, 2000
===============================================================================

         ASSETS:
         Cash                                                             $        29
                                                                           ----------
         Total assets                                                              29
                                                                           ----------

         LIABILITIES:
                                                                                    0
                                                                           ----------
         Total liabilities                                                          0
                                                                           ----------

         NET ASSETS                                                       $        29
                                                                           ==========
         Equivalent to $14.28 per shares of common stock
         outstanding

         ------------------------------------------------------
         NET ASSETS CONSIST OF:
         ------------------------------------------------------

         Common stock, par value $.001 per share; authorized
         10,000,000,000 shares; issued and outstanding 2 shares           $         0
         Paid-in-capital                                                           29
                                                                           ----------
         Net assets applicable to outstanding common stock                $        29
                                                                           ==========

                             CORPORATE BOND RATINGS

Moody's Investors Service, Inc.

Aaa Bonds that are rated Aaa are judged to be of the best quality. they carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa Securities.

A Bonds that are rated A possess may favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies numerical modifiers (l, 2, and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Caa Bonds that are rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



Standard & Poor's Ratings Group

AAA       This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA        Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A         Principal and interest payments on bonds in this category are regarded as safe. Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB       This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     Debt rated BB, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated C1 is reserved for income bonds on which no interest is being paid and debt rated D is in payment default.

     In July 1994, S&P initiated an "r" symbol to its ratings. The "r" symbol is attached to derivatives, hybrids and certain other obligations that S&P believes may experience high variability in expected returns due to non-credit risks created by the terms of the obligations.

"AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

"NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                           PART C. OTHER INFORMATION

Item 23. Exhibits.

EXHIBIT NO.                         DESCRIPTION
1(A)    Articles of Incorporation of the Registrant (1)

1(B)    Articles Supplementary of the Registrant dated July 28, 1997 (2)

1(C)    Articles of Amendment of the Registrant dated February 12, 1998 (3)

1(D)    Articles Supplementary of the Registrant dated February 12, 1998 (3)

1(E)    Articles Supplementary of the Registrant dated February 12, 1998 (3)

1(F)    Articles Supplementary of the Registrant dated May 8, 1998 (4)

1(G)    Articles of Amendment of the Registrant dated May 11, 1998 (4)

1(H)    Articles Supplementary of the Registrant dated June 1, 1998 (1)

2       Amended and Restated Bylaws of the Registrant dated July 18, 1997 (2)

3(A)    Form of Stock Certificate (The Chapman U.S. Treasury Money Fund) (1)

3(B)    Form of Stock Certificate (The Chapman Institutional Cash Management
        Fund) (1)

3(C)    Form of Stock Certificate (DEM Equity Fund, Investor Class) (1)

3(D)    Form of Stock Certificate (DEM Equity Fund, Institutional Class) (1)

3(E)    Form of Stock Certificate (DEM Index Fund, Investor Class) (1)

3(F)    Form of Stock Certificate (DEM Index Fund, Institutional Class) (1)

3(G)    Form of Stock Certificate (DEM Fixed Income Fund, Institutional Class)
        (1)

3(H)    Form of Stock Certificate (DEM Fixed Income Fund, Institutional Class)
        (1)

3(I)    Form of Stock Certificate (DEM Multi-Manager Equity Fund, Investor
        Class) (5)

3(J)    Form of Stock Certificate (DEM Multi-Manager Equity Fund, Institutional
        Class) (5)

3(I)    Form of Stock Certificate (DEM Multi-Manager Bond Fund, Investor Class)
        (6)

3(J)    Form of Stock Certificate (DEM Multi-Manager Bond Fund, Institutional
        Class) (6)

4(A) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management (The Chapman US Treasury Money Fund and
        The Chapman Institutional Cash Management Fund) (2)

4(B) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Equity Fund) (3)

4(C)    Amendment to Advisory and Administrative Services Agreement between the
        Registrant and Chapman Capital Management, Inc. (The Chapman US Treasury
        Money Fund and The Chapman Institutional Cash Management Fund) (3)

4(D) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Index Fund) (4)

4(E) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Fixed Income Fund) (1)

4(F) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Multi-Manger Equity Fund) (6)

4(G)    Form of Sub-Advisory Agreement between Chapman Capital Management, Inc.
        and the various sub-advisers of the Registrant as set forth on Appendix
        1 thereto. (DEM Multi-Manager Equity Fund) (Fee information redacted pursuant to Order under Section 6(c) of the Investment Company Act, Rule
        18f-2 under the Act, and certain disclosure requirements, Investment
        Company Act Release No. 42002, September 8, 1999 (7)

4(H) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Multi-Manager Bond Fund) (6)

4(I) Form of Sub-Advisory Agreement between Chapman Capital Management, Inc., and the various sub-advisers of the Registrant as set forth on Appendix
        1 thereto. (DEM Multi-Manager Bond Fund) (Fee information redacted pursuant to Order under Section 6(c) of the Investment Company Act, Rule
        18f-2 under the Act, and certain disclosure requirements, Investment
        Company Act Release No. 42002, September 8, 1999) (7)

4(J)    Amended and Restated Expense Limitation Agreement dated March 17, 2000 between Chapman Capital Management, Inc. and The Chapman Funds, Inc. (8)

4(K)    Amendment No. 1 dated November 9, 2000 to Amended and Restated Expense
        Limitation Agreement dated March 17, 2000 between Chapman Capital

        Management, Inc. and The Chapman Funds, Inc. (8)

5(A)    Distribution Agreement between the Registrant and The Chapman Co. (The
        Chapman US Treasury Money Fund and The Chapman Institutional Cash
        Management Fund) (2)

5(B)    Distribution Agreement between the Registrant and The Chapman Co. (DEM
        Equity Fund) (3)

5(C)    Amendment to Distribution Agreement between the Registrant and The
        Chapman Co. (The Chapman US Treasury Money Fund and The Chapman
        Institutional Cash Management Fund) (3)

5(D)    Distribution Agreement between the Registrant and The Chapman Co. (DEM
        Index Fund) (4)

5(E)    Distribution Agreement between the Registrant and The Chapman Co. (DEM
        Fixed Income Fund) (1)

5(F)    Distribution Agreement between the Registrant and The Chapman Co. (DEM
        Multi-Manager Equity Fund (5)

5(G)    Distribution Agreement between the Registrant and The Chapman Co. (DEM
        Multi-Manager Bond Fund) (6)

7(A)    Custody Agreement between the Registrant and UMB Bank, N.A. (1)

7(B)    Investment Company Services Agreement between the Registrant and First
        Data Investor Services Group (formerly FPS Services, Inc.) (The Chapman
        US Treasury Money Fund and DEM Equity Fund) (2)

7(C)    Amendment to Investment Company Services Agreement between the
        Registrant and First Data Investor Services Group (formerly FPS
        Services, Inc.) (6)

7(D)    Appendix B to Investment Company Services Agreement between the
        Registrant and First Data Investor Services Group (formerly FPS
        Services, Inc.) (6)

8(A)    Stockholder Services Agreement between the Registrant and Chapman
        Capital Management, Inc. (The Chapman US Treasury Money Fund and The
        Chapman Institutional Cash Management Fund) (1)

8(B)    Service Mark Licensing Agreement between the Registrant and Nathan A.
        Chapman, Jr. (6)

10.     Consent of Independent Auditors (8)

13(A)   Distribution Plan (DEM Equity Fund Investor Shares) (3)

13(B)   Distribution Plan (DEM Equity Fund Institutional Shares) (3)

13(C)   Distribution Plan (DEM Index Fund Investor Shares) (4)

13(D)   Distribution Plan (DEM Index Fund Institutional Shares (4)

13(E)   Distribution Plan (DEM Fixed Income Fund Investor Shares (1)

13(F)   Distribution Plan (DEM Fixed Income Fund Institutional Shares (1)

13(G)   Distribution Plan (DEM Multi-Manager Equity Fund Investor Shares) (5)

13(H)   Distribution Plan (DEM Multi-Manager Equity Fund Institutional Shares)
        (5)

13(I)   Distribution Plan (DEM Multi-Manager Bond Fund Investor Shares) (6)

13(J)   Distribution Plan (DEM Multi-Manager Bond Fund Institutional Shares) (6)

15(A)   Multiple Class Plan (DEM Equity Fund) (2)

15(B)   Multiple Class Plan (DEM Index Fund) (4)

15(C)   Multiple Class Plan (DEM Fixed Income Fund) (1)

15(D)   Multiple Class Plan (DEM Multi-Manager Equity Fund) (5)

15(E)   Multiple Class Plan (DEM Multi-Manager Bond Fund (6)

17(A)   Code of Ethics (8)

99.1    Power of Attorney (8)

-------------

(1) Incorporated by reference from Amendment No. 17 to the Registrant's Registration statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on June 12, 1998.

(2) Incorporated by reference from Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on August 7, 1997.

(3) Incorporated by reference from Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the

        Securities and Exchange Commission on March 2, 1998.

(4) Incorporated by reference from Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on May 29, 1998.

(5) Incorporated by reference from Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on September 30, 1998.

(6) Incorporated by reference from Post-Effective Amendment 21 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as field with the Securities and Exchange Commission on July 15, 1999.

(7) Incorporated by reference from Post-Effective Amendment 22 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on December 31, 1999.

(8)     Filed herewith.

Item 24.     Persons Controlled by or under Common Control with the Registrant.

None.

Item 25.     Indemnification

Reference is made to Article VII of the Registrant's Articles of Incorporation,
Article IV of the Registrant's By-laws, Section 7 of the Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. and Section 4 of the Distribution Agreement between the Registrant and the Distributor, which provide for indemnification or limitation of the liability of Directors and officers, CCM, the principal underwriter and affiliates of the Registrant.

The Registrant has obtained director's and officer's liability insurance which will insure Directors and officers of the Registrant against liability to the Registrant and its stockholders.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registration of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.


-------------------------------------------------------------------------------------------------------------
                                      CHAPMAN CAPITAL MANAGEMENT, INC.
-------------------------------------------------------------------------------------------------------------
Name and                              Position with Investment Adviser   Business, profession, vocation or
Principal Business Address                                               employment of a substantial nature,
                                                                         that the Sub-Adviser, and each director,
                                                                         officer or partner of the Sub-Adviser,
                                                                         IS or HAS BEEN ENGAGED WITHIN THE LAST
                                                                         TWO FISCAL YEARS for his or her own
                                                                         account or in the capacity of director,
                                                                         officer, employee, partner or trustee.

-------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.                Director and President             President and Director of
401 E. Pratt Street                                                      eChapman.com, Inc. since 1999.
28th Floor                                                               President and Director of The
Baltimore, MD  21202                                                     Chapman Co since 1986.  President
                                                                         and Director of Chapman Holdings,
                                                                         Inc. since 1997 and Chapman
                                                                         Capital Management Holdings, Inc.
                                                                         since 1998

-------------------------------------------------------------------------------------------------------------
M. Lynn Ballard                       Treasurer and Assistant Secretary  Treasurer and Assistant Secretary
401 E. Pratt Street                                                      since 1997 of The Chapman Co.
28th Floor                                                               Treasurer and Assistant Secretary
Baltimore, MD  21202                                                     of Chapman Holdings, Inc. since
                                                                         1997 and Chapman Capital
                                                                         Management Holdings, Inc. since
                                                                         1998.

-------------------------------------------------------------------------------------------------------------
Earl U. Bravo                         Director                           Senior Vice President, Secretary,
401 E. Pratt Street                                                      Assistant Treasurer and Director
28th Floor                                                               of eChapman.com, Inc. since 1999.
Baltimore, MD  21202                                                     Secretary and Assistant Treasurer
                                                                         since 1997 of The Chapman Co.
                                                                         Senior Vice President, Secretary,
                                                                         Assistant Treasurer and Director
                                                                         of Chapman Holdings, Inc. since
                                                                         1997.  Vice President, Secretary,
                                                                         Assistant Treasurer and Director
                                                                         of Chapman Capital Management
                                                                         Holdings, Inc. since 1998.

-------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                         CHARTER FINANCIAL GROUP, INC.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name and                              Position with Sub-Adviser          Business, profession, vocation or employment
Principal Business Address                                               of a substantial nature, that the
                                                                         Sub-Adviser, and each director, officer or
                                                                         partner of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL YEARS for
                                                                         his or her own account or in the capacity of
                                                                         director, officer, employee, partner or
                                                                         trustee.




-------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                         CIC ASSET MANAGEMENT, INC.
--------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

-------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                   DIAZ-VERSON CAPITAL INVESTMENTS, INC.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

-------------------------------------------------------------------------------------------------------------
Salvador Diaz-Verson, Jr.             President and CEO                  Director, Regions Bank, 201  13th
                                                                         Street, Columbus, GA  31902
                                                                         (regional commercial bank);
                                                                         Director, Aura Systems, Inc., 2335
                                                                         Alaska Avenue, El Segundo, VA
                                                                         90245 (manufacturer of media
                                                                         products utilizing electromagnetic
                                                                         and electro-optical technology);
                                                                         Sole shareholder, Miramar
                                                                         Securities, Inc., 1200 Brookstone
                                                                         Centre Parkway, Columbus, GA
                                                                         31904 (registered broker-dealer)

-------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                     EVERGREEN CAPITAL MANAGEMENT, INC.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub- Adviser         Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

-------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                 GLOBALT, INC.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub- Adviser         Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

-------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                         JOHN HSU CAPITAL GROUP, INC.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

-------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                          THE KENWOOD GROUP, INC.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

--------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Barbara L. Bowles                     Chief Investment Officer           Director, Black & Decker
                                                                         Corporation, 701 E. Joppa Road,
                                                                         Towson, MD  21286 (manufacturer of
                                                                         power tools and accessories);
                                                                         Director, Wisconsin Energy
                                                                         Corporation, 231 W. Michigan
                                                                         Street, Milwaukee, WI  53201
                                                                         (utility providing electricity,
                                                                         natural gas, and steam); Director,
                                                                         Georgia-Pacific Corp., 133
                                                                         Peachtree St, NE Atlanta, GA
                                                                         30348; Director, Hyde Park Bank,
                                                                         1525 E. 53rd St., Chicago, IL
                                                                         60615; Director Dollar General
                                                                         Corp, 100 Mission Ridge,
                                                                         Goodlettsville, TN 37072; Until
                                                                         2000, Director, Fort James
                                                                         Corporation, P.O. Box 89,
                                                                         Deerfield, Il  60015 (manufacturer
                                                                         of paper products);

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                  UNION HERITAGE CAPITAL MANAGEMENT, INC.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         Y EARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

-------------------------------------------------------------------------------------------------------------
Derek T. Batts                        President and Director             Director and Vice President,
                                                                         SBK-Brooks Investment Corp., 840
                                                                         Terminal Tower 50 Public Square,
                                                                         Cleveland, OH  44113 (investment
                                                                         bank).

-------------------------------------------------------------------------------------------------------------
Eric L. Small                         Director                           Director and President, SBK-Brooks
                                                                         Investment Corp., 840 Terminal
                                                                         Tower, 50 Public Square,
                                                                         Cleveland, OH  44113 (investment
                                                                         bank).
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                     VALENZUELA CAPITAL PARTNERS, LLC.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

-------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                           ZEVENBERGEN CAPITAL, INC.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

-------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
-------------------------------------------------------------------------------------------------------------

SUB-ADVISERS (DEM Multi-Manager Bond Fund Only)

-------------------------------------------------------------------------------------------------------------
                                        HUGHES CAPITAL MANAGEMENT, INC.
-------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

-------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                        MDL CAPITAL MANAGEMENT, INC.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

-------------------------------------------------------------------------------------------------------------
Not Applicable                        Not Applicable                     Not Applicable
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                     NCM CAPITAL MANAGEMENT GROUP, INC.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.
--------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Maceo K. Sloan                        Chairman, President, CEO and       Member, Morehouse College Investment
                                      Director                           Committee, Atlanta, GA; Board member,
                                                                         International Foundation for Education and
                                                                         Self-Help, Phoenix, AZ; Director, CREF, 730
                                                                         3rd Avenue, New York, NY 10017 (insurance);
                                                                         Director, Mechanics & Farmers Bank 116 West
                                                                         Parrish Street, Durham, NC 27701 (banking);
                                                                         Steering Committee Member, Schaumburg
                                                                         Institute of New York, New York, NY;
                                                                         Chairman, President and CEO, Sloan Financial
                                                                         Group, 103 West Main Street, Durham, NC 27701
                                                                         (holding company); Until 2000, Director,
                                                                         Portfolio Manager, Calvert New Africa Fund,
                                                                         4550 Montgomery Avenue, Bethesda, MD 20814
                                                                         (investment management); Until 2000,
                                                                         Chairman, New Africa Advisers, 103 West Main
                                                                         Street, Durham, NC 27701 (investment
                                                                         management); Until 2000, Chairman, CONUXS
                                                                         Communications (formerly PCS Development
                                                                         Corporation), 12 North Main Street,
                                                                         Greenville, SC 29601 (wireless
                                                                         communications); Until 2000, Chairman and
                                                                         CEO, Sloan Communications, 103 West Main
                                                                         Street, Durham, NC 27701 (wireless
                                                                         communications);


-------------------------------------------------------------------------------------------------------------
Benjamin Blakney                      President, Chief Operating         Director and Chief Operating
                                      Officer                            officer of Sloan Financial
                                                                         Group-Holding Company, 103 West
                                                                         Main Street, Durham, NC  27701
                                                                         (holding company)
-------------------------------------------------------------------------------------------------------------
Benjamin S. Ruffin                    Director                           Director, Sloan Financial
                                                                         Group-Holding Company, 103 West
                                                                         Main Street, Durham, NC 27701
                                                                         (holding company).
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                          SEIX INVESTMENT ADVISORS
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Name                                  Position with Sub-Adviser          Business, profession, vocation or
                                                                         employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner
                                                                         of the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account
                                                                         or in the capacity of director,
                                                                         officer, employee, partner or
                                                                         trustee.

-------------------------------------------------------------------------------------------------------------
Christina Seix                        Chairman and CIO                   Director, Federal Home Loan
                                                                         Mortgage Corporation, 8200 Jones
                                                                         Branch Drive, McLean, VA  22102
                                                                         (consolidates, securitizes and
                                                                         reissues home mortgages).

-------------------------------------------------------------------------------------------------------------

Item 27. Principal Underwriter.

(a)      Not applicable.

(b)      Directors and Officers

-------------------------------------------------------------------------------------------------------------
Name and
Principal Business Address            With Underwriter                   With Registrant
-------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.                President, Director and Chairman   President, Director and Chairman
The Chapman Co.                       of the Board                       of the Board
401 East Pratt Street
28th Floor
Baltimore, MD  21202

-------------------------------------------------------------------------------------------------------------
Earl U. Bravo, Sr.                    Senior Vice President, Secretary   Secretary and Assistant Treasurer
The Chapman Co.                       and Assistant Treasurer
401 East Pratt Street
28th Floor
Baltimore, Maryland  21202

-------------------------------------------------------------------------------------------------------------
M. Lynn Ballard                       Treasurer and Assistant Secretary  Treasurer and Assistant Secretary
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, Maryland  21202
-------------------------------------------------------------------------------------------------------------


(c)  Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Chapman Capital Management, Inc. 401 East Pratt Street, 28th Floor, Baltimore, Maryland

21202 or at the offices of First Data Investor Services Group, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment No. 25 and amendment No. 27 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on February 28, 2001. The undersigned hereby certifies that the within post-effective amendment and amendment meet all of the requirements for effectiveness pursuant to paragraph
(b) of Rule 485 promulgated under the Securities Act of 1933.

                                              THE CHAPMAN FUNDS, INC.



                                              By:  /s/ NATHAN A. CHAPMAN, JR.
                                                  ------------------------------
                                                  Nathan A. Chapman, Jr.
                                                  President

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                      TITLE                               DATE
---------                                      -----                               ----
/s/ NATHAN A. CHAPMAN, JR.                     Director and President              February 28, 2001
--------------------------
    Nathan A. Chapman, Jr.                     (principal executive officer)


/s/ M. LYNN BALLARD                            Treasurer (principal financial      February 28, 2001
---------------------------                    and accounting officer)
    M. Lynn Ballard

Each of the Directors:
   Nathan A. Chapman, Jr.          Benjamin Hooks
   Berna Gunn-Williams             David Rivers
   Wilfred Marshall                Glenda Glover

By:/s/ NATHAN A. CHAPMAN, JR.                                                      February 28, 2001
   --------------------------
      Nathan A. Chapman, Jr.
      as Attorney-in-Fact

                                  EXHIBIT INDEX

4(J) Amended and Restated Expense Limitation Agreement dated March 17, 2000 between Chapman Capital Management, Inc. and The Chapman Funds, Inc. 4(K) Amendment No. 1 dated November 9, 2000 to Amended and Restated Expense
     Limitation Agreement dated March 17, 2000 between Chapman Capital Management, Inc. and The Chapman Funds, Inc.
10   Consent of Independent Auditors
17(A) Code of Ethics
99.1 Power of Attorney